              As filed with the Securities and Exchange Commission.

                                                `33 Act Registration No. 2-51911
                                               `40 Act Registration No. 811-2804
================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                      Post-Effective Amendment No. 52            [x]



                                       And
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 53                   [x]


                         NATIONWIDE DC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and Statement of Additional Information.

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on October 17, 2000, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date), pursuant to paragraph (a)(1) of Rule 485

                         NATIONWIDE DC VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED OCTOBER 17, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                              NACO VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective November 10, 2000, the AMERICAN CENTURY INTERNATIONAL DISCOVERY FUND will be closed to new contributions. While assets that are currently in the American Century International Discovery Fund may remain in the Fund, no new allocations or exchanges into the Fund will be permitted after November 10, 2000.

American Century has closed the Fund to limit fund growth and protect long-term investors from the unexpectedly high volume of share exchanges that the Fund has experienced.

Contract Owners and/or Plan Participants who are currently making allocations to the American Century International Discovery Fund must reallocate ongoing allocations prior to November 10, 2000.

If ongoing allocations to the American Century International Discovery Fund are not redirected to another underlying mutual fund option by November 10, then ongoing allocations to the Fund will be redirected to another international or global fund available in your Plan within the NACo Variable Account.

If you are currently allocating contributions to the American Century International Discovery Fund and would like assistance in reallocating future contributions please call:

                                 1-877-677-3678
                               TDD 1-800-848-0833

                                    or write:

                        Nationwide Life Insurance Company
                                 P.O. Box 16766
                              Columbus, Ohio 43216

                     SUPPLEMENT DATED SEPTEMBER 20, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT


This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

AN APPLICATION HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION ("SEC") REQUESTING AN ORDER PERMITTING THE NATIONWIDE DC VARIABLE ACCOUNT TO BE EXEMPT FROM REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE SECURITIES ACT OF 1933. IF THE SEC GRANTS THE ORDER, THERE WILL BE NO CHANGE IN THE CONTRACTUAL OBLIGATIONS OF NATIONWIDE TO CONTRACT OWNERS ALTHOUGH CONTRACT OWNERS WILL RECEIVE AN INFORMATIONAL BROCHURE INSTEAD OF A PROSPECTUS FOR THE NATIONWIDE DC VARIABLE ACCOUNT.


                     For further information please contact
                                 Nationwide at:
                                 1-800-677-3678
                               TDD: 1-800-238-3035

                        Nationwide Life Insurance Company
                                 P.O. Box 16766
                              Columbus, Ohio 43216

                        SUPPLEMENT DATED MAY 23, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT


This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.   PAGES 1 AND 2 OF THE PROSPECTUS ARE AMENDED AS FOLLOWS:

     THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER MAY 9, 2000:

              Janus Worldwide Fund

2. THE LAST PARAGRAPH ON PAGE 17 OF THE PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING INFORMATION:

     Substitution of Securities

     Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2) further investment in an underlying mutual fund is inappropriate.

                        NATIONWIDE LIFE INSURANCE COMPANY

                     Group Flexible Fund Retirement Contract

             Issued by Nationwide Life Insurance Company through its
                         Nationwide DC Variable Account

                   The date of this prospectus is May 1, 2000.


--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


-        AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
-        American Century: Income & Growth - Investor Class
-        American Century: Growth - Investor Class
-        American Century: Select - Investor Class
-        American Century: Ultra - Investor Class
-        American Century: Value - Investor Class
-        The Brown Capital Management-Small Company Fund
-        Davis New York Venture Fund - Class A
-        Dreyfus Appreciation Fund, Inc.
-        Dreyfus Cash Management Fund - Class A
-        Dreyfus Premier Midcap Stock Fund - Class A
-        Dreyfus S&P 500 Index Fund
-        The Dreyfus Premier Third Century Fund, Inc. - Class Z
-        Evergreen Income and Growth Fund - Class Y
-        Federated Bond Fund - Class F
-        Federated U.S. Government Securities Fund: 2-5 Years: Institutional
         Shares
-        Fidelity Advisor Growth Opportunities Fund - Class A
-        Fidelity Advisor High Yield Fund - Class T
-        Fidelity Asset Manager(TM)
-        Fidelity Equity-Income Fund
-        Fidelity Growth & Income Portfolio
-        INVESCO Dynamics Fund
-        INVESCO Equity Income Fund (formerly, INVESCO Industrial Income Fund)
-        INVESCO Total Return Fund
-        Janus Fund
-        Janus Worldwide Fund
-        Massachusetts Investors Growth Stock Fund - Class A
-        MAS Funds Fixed Income Portfolio
-        MFS(R) Growth Opportunities Fund - Class A
-        MFS(R) High Income Fund - Class A
-        Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -
         Class B
-        Nationwide(R) Bond Fund - Class D
-        Nationwide(R) Fund - Class D
-        Nationwide(R) Growth Fund - Class D
-        Nationwide(R) Money Market Fund - Prime Shares
- Nationwide S&P 500(R) Index Fund - Institutional Service Class (formerly, Class Y)
-        LifeDesigns Series
         -        The Aggressive Portfolio
         -        The Moderately Aggressive Portfolio
         -        The Moderate Portfolio
         -        The Moderately Conservative Portfolio
         -        The Conservative Portfolio
-        Nationwide Separate Account Trust - Nationwide(R) Income Fund

-        Nationwide Separate Account Trust - Nationwide Small Company Fund
-        Neuberger Berman Guardian Fund, Inc.
-        Neuberger Berman Manhattan Fund, Inc.
-        Neuberger Berman Partners Trust
-        Oppenheimer Global Fund - Class A
-        Prestige Balanced Fund - Institutional Service Class (formerly,
         Class Y)
-        Prestige International Fund - Institutional Service Class (formerly,
         Class Y)
-        Prestige Large Cap Growth Fund - Institutional Service Class (formerly,
         Class Y)
-        Prestige Large Cap Value Fund - Institutional Service Class (formerly,
         Class Y)
-        Prestige Small Cap Fund - Institutional Service Class (formerly,
         Class Y)
-        Putnam International Growth Fund - Class A
-        Putnam Investors Fund - Class A
-        Putnam Voyager Fund - Class A
-        SEI Index Funds - S&P 500 Index Portfolio
-        Seligman Growth Fund, Inc. - Class A
-        Templeton Foreign Fund - Class A
-        T. Rowe Price International Stock Fund(R)

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:
-        Fidelity Contrafund(R)

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER OCTOBER 30, 1997:
-        Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1994:
-        The Bond Fund of America(SM), Inc.
-        The Income Fund of America(R), Inc.
-        The Growth Fund of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACRTS ESTABLISHED ON OR AFTER AUGUST 1, 1993:
-        Delaware Group Decatur Fund, Inc. - Decatur Income Fund - Institutional
         Class

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1987:
-        Fidelity Capital & Income Fund

NOT AVAILABLE FOR CONTRACTS ESTABLISHED ON OR AFTER MAY 1, 2000:
-        American Century: International Discovery - Investor Class
-        Warburg Pincus Emerging Growth Fund - Common Class

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the Nationwide DC Variable Account, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional information is on page 36.

For general information or to obtain FREE copies of the:
-        Statement of Additional Information;
- prospectus, annual report or semi-annual report for any underlying mutual fund; and
-        required Nationwide forms,

call:    1-800-545-4730
         TDD 1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  www.sec.gov

THIS ANNUITY IS NOT:
-    A BANK DEPOSIT             -    FEDERALLY INSURED
-    ENDORSED BY A BANK OR      -    AVAILABLE IN EVERY STATE
     GOVERNMENT AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

The contracts described in this prospectus are marketed primarily to public sector sponsors of non-qualified deferred compensation plans which qualify for tax treatment under Section 457 of the Internal Revenue Code. Many such public sector plan sponsors are members of national civic associations which provide assistance to member entities in establishing non-qualified deferred compensation plans and determining the investment options available under such plans. Acting on the recommendation of these associations, many plan sponsors have determined that their plans will permit investment in some, but not all, of the underlying mutual fund options of the variable account. In such cases, the offering prospectus for the variable account will reflect only those funds which the contract owner/plan sponsor has determined to be available under the plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GROUP FIXED CONTRACT- Nationwide's Group Fixed Fund Retirement contract or Group Fixed Tax Deferred Annuity contract.

INITIAL TRANSFER- The initial amount transferred by a contract owner from an investment product offered by a provider other than Nationwide. The initial transfer is the initial purchase payment under a contract.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT- An account established by Nationwide for each participant. All financial transactions affecting a participant under the contract, other than the purchase and payment of an annuity from the general account of Nationwide, are recorded in the participant's account.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

PARTICIPANT EFFECTIVE DATE- The first date accumulation units are credited to the participant's account on behalf of the participant under the contract.

RETIRED PARTICIPANT- A participant who is receiving payments according to the selected optional retirement income form.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide DC Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES ...........7

EXAMPLE .........................................11

CONDENSED FINANCIAL INFORMATION..................15

FINANCIAL STATEMENTS.............................15

SYNOPSIS OF THE CONTRACTS........................15

NATIONWIDE LIFE INSURANCE COMPANY................16

NATIONWIDE INVESTMENT SERVICES CORPORATION. .....16

INVESTING IN THE CONTRACT........................17
     The Variable Account and Underlying
          Mutual Funds

ACCOUNT CHARGES AND DEDUCTIONS...................18
     Contingent Deferred Sales Charge
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Premium Taxes

CONTRACT RIGHTS..................................20

OPERATION OF THE CONTRACT........................20
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
          Valuing an Accumulation Unit
     Determining Participant Account Value
     Exchange Privilege
     Transfer Requests
     Experience Credits

MODIFICATION OF THE CONTRACT.....................23

CONTRACT SUSPENSION AND TERMINATION..............23

REDEMPTION OF PARTICIPANT ACCOUNTS...............23

RETIREMENT PERIOD................................24
     Additional Purchase Payment Before
          Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and
          Date
     Retirement Income Forms
     Determination of Life Income Payments
     Assumed Investment Rate
     Value of an Annuity Unit

DEATH OF PARTICIPANT.............................27
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................27
     Contracts Issued under the New York
          Model Plan

STATEMENTS AND REPORTS...........................28

LEGAL PROCEEDINGS................................28

ADVERTISING AND SUB-ACCOUNT
     PERFORMANCE SUMMARY.........................29

TABLE OF CONTENTS OF STATEMENT OF  ADDITIONAL
     INFORMATION ................................36

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS ...............................37

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................48

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below may vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge
(as a percentage of purchase payments) ......5%

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE
CHARGE .....................................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(1) (as a percentage of daily net assets of the variable account) 0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

- premium taxes that may be imposed by the state in which the contract was issued; or

- deductions for management fees and other expenses made by the underlying mutual funds.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS AFTER EXPENSE
                                 REIMBURSEMENT)

                                                 Management          Other          12b-1       Total Mutual
                                                    Fees           Expenses          Fees       Fund Expenses
 ---------------------------------------------------------------------------------------------------------------
 AIM Equity Funds, Inc. - AIM Constellation         0.63%            0.01%          0.00%           0.64%
 Fund - Institutional Class
 American Century: Growth - Investor Class          1.00%            0.00%          0.00%           1.00%
 American Century: Income & Growth - Investor       0.68%            0.00%          0.00%           0.68%
 Class
 American Century: International Discovery -        1.59%            0.00%          0.00%           1.59%
 Investor Class
 American Century: Select - Investor Class          1.00%            0.00%          0.00%           1.00%
 American Century: Ultra - Investor Class           1.00%            0.00%          0.00%           1.00%
 American Century: Value - Investor Class           1.00%            0.00%          0.00%           1.00%
 The Bond Fund of America(SM), Inc.                 0.32%            0.12%          0.25%           0.69%
 The Brown Capital Management - Small Company       0.65%            0.85%          0.00%           1.50%
 Fund
 Davis New York Venture Fund - Class A              0.53%            0.15%          0.22%           0.90%
 Delaware Group Decatur Fund, Inc. - Decatur        0.59%            0.26%          0.00%           0.85%
 Income Fund - Institutional Class
 Dreyfus Appreciation Fund, Inc.                    0.28%            0.36%          0.25%           0.89%
 Dreyfus Premier Midcap Stock Fund - Class A        1.10%            0.00%          0.25%           1.35%
 Dreyfus Cash Management Fund - Class A             0.20%            0.00%          0.00%           0.20%
 Dreyfus S&P 500 Index Fund                         0.25%            0.00%          0.25%           0.50%
 The Dreyfus Premier Third Century Fund, Inc.       0.75%            0.10%          0.11%           0.96%
 - Class Z
 Evergreen Income and Growth Fund - Class Y         0.99%            0.22%          0.00%           1.21%
 Federated Bond Fund - Class F                      0.64%            0.45%          0.00%           1.09%
 Federated U.S. Government Securities Fund:         0.40%            0.15%          0.00%           0.55%
 2-5 Years - Institutional Shares
 Fidelity Advisor Growth Opportunities Fund -       0.43%            0.24%          0.25%           0.92%
 Class A
 Fidelity Advisor High Yield Fund - Class T         0.58%            0.21%          0.25%           1.04%
 Fidelity Asset Manager(TM)                         0.53%            0.22%          0.00%           0.75%
 Fidelity Capital & Income Fund                     0.58%            0.24%          0.00%           0.82%
 Fidelity Contrafund(R)                             0.45%            0.20%          0.00%           0.65%
 Fidelity Equity-Income Fund                        0.47%            0.20%          0.00%           0.67%
 Fidelity Growth & Income Portfolio                 0.49%            0.19%          0.00%           0.68%
 Fidelity Magellan(R) Fund                          0.43%            0.19%          0.00%           0.62%
 The Growth Fund of America(R), Inc.                0.34%            0.11%          0.25%           0.70%
 The Income Fund of America(R), Inc.                0.28%            0.07%          0.24%           0.59%
 INVESCO Dynamics Fund                              0.52%            0.27%          0.25%           1.04%

                                                   Management          Other           12b-1        Total Mutual
                                                      Fees           Expenses           Fees        Fund Expenses
----------------------------------------------------------------------------------------------------------------
INVESCO Equity Income Fund (formerly, INVESCO         0.48%            0.21%           0.25%            0.94%
Industrial Income Fund)
INVESCO Total Return Fund                             0.56%            0.23%           0.25%            1.04%
Janus Fund                                            0.65%            0.20%           0.00%            0.85%
Janus Worldwide Fund                                  0.65%            0.24%           0.00%            0.89%
LifeDesigns Series - The Aggressive Portfolio         0.50%            0.00%           0.00%            0.50%
LifeDesigns Series - The Conservative Portfolio       0.50%            0.00%           0.00%            0.50%
LifeDesigns Series - The Moderate Portfolio           0.50%            0.00%           0.00%            0.50%
LifeDesigns Series - The Moderately Aggressive        0.50%            0.00%           0.00%            0.50%
Portfolio
LifeDesigns Series - The Moderately                   0.50%            0.00%           0.00%            0.50%
Conservative Portfolio
MAS Funds Fixed Income Portfolio                      0.38%            0.11%           0.00%            0.49%
Massachusetts Investors Growth Stock Fund -           0.33%            0.00%           0.35%            0.68%
Class A
MFS(R) Growth Opportunities Fund - Class A            0.42%            0.00%           0.19%            0.61%
MFS(R) High Income Fund - Class A                     0.44%            0.00%           0.30%            0.74%
Morgan Stanley Institutional Fund, Inc. -             0.60%            0.20%           0.25%            1.05%
Equity Growth Portfolio - Class B
Nationwide(R) Bond Fund - Class D                     0.50%            0.33%           0.00%            0.83%
Nationwide(R) Fund - Class D                          0.56%            0.17%           0.00%            0.73%
Nationwide(R) Growth Fund - Class D                   0.58%            0.22%           0.00%            0.80%
Nationwide(R) Money Market Fund - Prime Shares        0.40%            0.21%           0.00%            0.61%
Nationwide S&P 500(R) Index Fund - Institutional      0.13%            0.35%           0.00%            0.48%
Service Class (formerly, Class Y)
Nationwide Separate Account Trust - Nationwide        0.45%            0.30%           0.00%            0.75%
Income Fund
Nationwide Separate Account Trust - Nationwide        0.98%            0.17%           0.00%            1.15%
Small Company Fund
Neuberger Berman Guardian Fund, Inc.                  0.70%            0.12%           0.00%            0.82%
Neuberger Berman Manhattan Fund, Inc.                 0.79%            0.21%           0.00%            1.00%
Neuberger Berman Partners Trust                       0.85%            0.06%           0.00%            0.91%
Oppenheimer Global Fund - Class A                     0.69%            0.26%           0.21%            1.16%
Prestige Balanced Fund - Institutional Service        0.75%            0.20%           0.00%            0.95%
Class (formerly, Class Y)

                                                   Management          Other           12b-1         Total Mutual
                                                      Fees           Expenses           Fees        Fund Expenses
-----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional           0.85%            0.40%           0.00%            1.25%
Service Class (formerly, Class Y)
Prestige Large Cap Growth Fund - Institutional        0.80%            0.25%           0.00%            1.05%
Service Class (formerly, Class Y)
Prestige Large Cap Value Fund - Institutional         0.75%            0.25%           0.00%            1.00%
Service Class (formerly, Class Y)
Prestige Small Cap Fund - Institutional Service       0.95%            0.25%           0.00%            1.20%
Class (formerly, Class Y)
Putnam International Growth Fund - Class A            0.64%            0.38%            0.25%           1.27%
Putnam Investors Fund - Class A                       0.47%            0.17%            0.25%           0.89%
Putnam Voyager Fund - Class A                         0.47%            0.18%            0.25%           0.90%
SEI Index Funds -S&P 500 Index Portfolio              0.00%            0.00%            0.40%           0.40%
Seligman Growth Fund, Inc. - Class A                  0.70%            0.22%            0.24%           1.16%
T. Rowe Price International Stock Fund(R)             0.67%            0.15%            0.00%           0.82%
Templeton Foreign Fund - Class A                      0.61%            0.27%            0.25%           1.13%
Warburg Pincus Emerging Growth Fund - Common          0.90%            0.33%            0.00%           1.23%
Class

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                   Management          Other           12b-1         Total Mutual
                                                      Fees           Expenses           Fees        Fund Expenses
-----------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation            0.63%            0.03%           0.00%            0.66%
Fund, Inc. - Institutional Class
The Bond Fund of America(SM), Inc.                    0.32%            0.12%           0.30%            0.74%
The Brown Capital Management - Small Company          1.00%            0.85%           0.00%            1.85%
Fund
Federated Bond Fund - Class F                         0.75%            0.47%           0.00%            1.22%
Federated U.S. Government Securities Fund: 2-5        0.40%            0.39%           0.00%            0.79%
Years - Institutional Shares
Nationwide S&P 500(R) Index Fund - Institutional      0.45%            0.44%           0.00%            0.89%
Service Class
Nationwide Separate Account Trust - Nationwide        0.13%            0.54%           0.00%            0.67%
Income Fund
Prestige Balanced Fund - Institutional Service        0.75%            2.56%           0.00%            3.31%
Class (formerly, Class Y)
Prestige International Fund - Institutional           0.85%            5.45%           0.00%            6.30%
Service Class (formerly, Class Y)
Prestige Large Cap Growth Fund - Institutional        0.80%            2.66%           0.00%            3.46%
Service Class (formerly, Class Y)
Prestige Large Cap Value Fund - Institutional         0.75%            3.46%           0.00%            4.21%
Service Class (formerly, Class Y)
Prestige Small Cap Fund -  Institutional              0.95%            3.92%           0.00%            4.87%
Service Class (formerly, Class Y)
SEI Index Funds - SEP 500 Index Portfolio             0.30%            0.41%           0.00%            0.44%

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee of 0.95%. The example reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For those Contracts that have a different CDSC schedule, a lower Variable Account Annual Expense Fee and/or a lower or no Participant Account Charge, the actual expenses are reduced.

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM     67     102    139     244      17    52      89     194     17     52      89     194
Constellation Fund -
Institutional Class
American Century:                77     132    190     347      27    82     140     297     27     82     140     297
International Discovery -
Investor Class
American Century: Income &       67     103    141     249      17    53      91     199     17     53      91     199
Growth - Investor Class
American Century: Growth -       70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
American Century: Select -       70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
American Century: Ultra -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
American Century: Value -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
The Bond Fund of America(SM),    67     103    142     250      17    53      92     200     17     53      92     200
Inc.
The Brown Capital Management     76     129    185     337      26    79     135     287     26     79     135     287
- Small Company Fund
Davis New York Venture Fund -    69     110    153     273      19    60     103     223     19     60     103     223
Class A
Delaware Group Decatur Fund,     69     108    151     268      19    58     101     218     19     58     101     218
Inc. - Decatur Income Fund -
Institutional Class
Dreyfus Appreciation Fund,       69     110    153     272      19    60     103     222     19     60     103     222
Inc.
Dreyfus Premier Midcap Stock     74     124    177     322      24    74     127     272     24     74     127     272
Fund - Class A
Dreyfus Cash Management -        62      88    115     194      12    38      65     144     12     38      65     144
Class A
Dreyfus S&P 500 Index Fund       65      97    132     228      15    47      82     178     15     47      82     178
The Dreyfus Premier Third        70     112    156     280      20    62     106     230     20     62     106     230
Century Fund, Inc. - Class Z
Evergreen Income and Growth      73     120    170     307      23    70     120     257     23     70     120     257
Fund - Class Y
Federated Bond Fund - Class F    71     116    163     294      21    66     113     244     21     66     113     244

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Federated U. S. Government       66      99    134     234      16    49      84     184     16     49      84     184
Securities Fund: 2-5 Years -
Institutional Shares
Fidelity Advisor Growth          70     111    154     275      20    61     104     225     20     61     104     225
Opportunities Fund - Class A
Fidelity Advisor High Yield      71     115    161     289      21    65     111     239     21     65     111     239
Fund - Class T
Fidelity Asset Manager(TM)       68     105    145     257      18    55      95     207     18     55      95     207
Fidelity Capital & Income        69     108    149     264      19    58      99     214     19     58      99     214
Fund
Fidelity Contrafund(R)           67     102    140     245      17    52      90     195     17     52      90     195
Fidelity Equity-Income Fund      67     103    141     248      17    53      91     198     17     53      91     198
Fidelity Growth & Income         67     103    141     249      17    53      91     199     17     53      91     199
Portfolio
Fidelity Magellan(R) Fund        66     101    138     242      16    51      88     192     16     51      88     192
The Growth Fund of America(R)    67     104    142     251      17    54      92     201     17     54      92     201
Inc.
The Income Fund of America(R)    66     100    137     239      16    50      87     189     16     50      87     189
INVESCO Dynamics Fund            71     115    161     289      21    65     111     239     21     65     111     239
INVESCO Equity Income Fund       70     111    155     278      20    61     105     228     20     61     105     228
(formerly, INVESCO Industrial
Income Fund)
INVESCO Total Return Fund        71     115    161     289      21    65     111     239     21     65     111     239
Janus Fund                       69     108    151     268      19    58     101     218     19     58     101     218
Janus Worldwide Fund             69     110    153     272      19    60     103     222     19     60     103     222
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Aggressive Portfolio
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Conservative Portfolio
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderate Portfolio
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderately Aggresive Portfolio
LifeDesigns Series - The         65      97    132     228      15    47      82     178     15     47      82     178
Moderately Conservative
Portfolio
MAS Funds Fixed Income           65      97    131     227      15    47      81     177     15     47      81     177
Portfolio
Massachusetts Investors          67     103    141     249      17    53      91     199     17     53      91     199
Growth Stock Fund - Class A
MFS(R) Growth Opportunities      66     101    138     241      16    51      88     191     16     51      88     191
Fund - Class A
MFS(R) High Income Fund - Class  68     105    145     256      18    55      95     206     18     55      95     206
A
Morgan Stanley Institutional     71     115    161     290      21    65     111     240     21     65     111     240
Fund, Inc. - Equity Growth
Portfolio - Class B

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class  69     108    149     266      19    58      99     216     19     58      99     216
D
Nationwide(R) Fund - Class D     68     105    144     254      18    55      94     204     18     55      94     204
Nationwide(R) Growth Fund -      68     107    148     262      18    57      98     212     18     57      98     212
Class D
Nationwide(R) Money Market Fund  66     101    138     241      16    51      88     191     16     57      88     191
- Prime Shares
Nationwide S&P 500(R) Index      65      97    131     226      15    47      81     176     15     47      81     176
Fund - Institutional Service
Class (formerly, Class Y)
Nationwide Separate Account      68     105    145     257      18    55      95     207     18     55      95     207
Trust - Nationwide Income Fund
Nationwide Separate Account      72     118    167     300      22    68     117     250     22     68     117     250
Trust - Nationwide Small
Company Fund
Neuberger Berman Guardian        69     108    149     264      19    58      99     214     19     58      99     214
Fund, Inc.
Neuberger Berman Manhattan       70     113    159     284      20    63     109     234     20     63     109     234
Fund, Inc.
Neuberger Berman Partners        70     110    154     274      20    60     104     224     20     60     104     224
Trust
Oppenheimer Global Fund -        72     118    167     301      22    68     117     251     22     68     117     251
Class A
Prestige Balanced Fund -         70     112    156     279      20    62     106     229     20     62     106     229
Institutional Service Class
(formerly, Class Y)
Prestige International Fund -    73     121    172     311      23    71     122     261     23     71     122     261
Institutional Service Class
(formerly, Class Y)
Prestige Large Cap Growth        71     115    161     290      21    65     111     240     21     65     111     240
Fund - Institutional Service
Class (formerly, Class Y)
Prestige Large Cap Value Fund    70     113    159     284      20    63     109     234     20     63     109     234
- Institutional Service Class
(formerly, Class Y)
Prestige Small Cap Fund -        73     120    169     306      23    70     119     256     23     70     119     256
Institutional Service Class
(formerly, Class Y)
Putnam International Growth      73     122    173     313      23    72     123     263     23     72     123     263
Fund - Class A
Putnam Investors Fund - Class    69     110    153     272      19    60     103     222     19     60     103     222
A
Putnam Voyager Fund - Class A    69     110    153     273      19    60     103     223     19     60     103     223

                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500        64      94    126     217      14    44      76     167     14     44      76     167
Index Portfolio
Seligman Growth Fund, Inc. -     72     118    167     301      22    68     117     251     22     68     117     251
Class A
T. Rowe Price International      69     108    149     264      19    58      99     214     19     58      99     214
Stock Fund(R)
Templeton Foreign Fund -         72     117    166     298      22    67     116     248     22     67     116     248
Class A
Warburg Pincus Emerging          73     121    171     309      23    71     121     259     23     71     121     259
Growth Fund - Common Class

CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each sub-account reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

Group Flexible Fund Retirement Contracts are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. The plans generally will qualify for favorable tax treatment under Sections 401, 403(b), or 457 of the Internal Revenue Code, but may also include other non-qualified deferred compensation plans. Contracts are issued only to employers who are exempt from taxation to fund deferred compensation plans. Employees generally are not subject to federal income tax on amounts deferred under these plans until distributions are received from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Plans established after August 20, 1996 by a state, or any political subdivision of a state, must hold the assets and income of the plan in trust for the exclusive benefit of the participants and beneficiaries of the plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans in existence on August 20, 1996 must be amended prior to January 1, 1999 to satisfy these trust and exclusive benefit requirements to continue to receive favorable tax treatment.

For these Plans, Nationwide issues a single group contract to the contract owner, covering all present and future participating employees. Nationwide provides a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate sets forth the benefits to which the recipient is entitled. And if legally required, Nationwide provides a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contracts. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contracts strive to provide each participant with:

- an initial retirement income payment, reflecting cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years); and
- subsequent retirement income payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contracts strive to achieve their goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contracts to accumulated amounts in participant accounts. These accumulated amounts reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participants' retirement income payments are directly affected by their investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments made at any time by or on behalf of any participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contracts. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 per year (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum of 0.95% of the daily average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. This fee is negotiable and varies from contract to contract to reflect unique plan characteristics.

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitization date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued, and the purpose for which the contract is issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all referencess to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 1974 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

ACCOUNT CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a re-negotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a re-negotiated contract may decrease, but under no circumstances will they increase.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

If part or all of the contract value representing participant accounts that have been established under the contract and held in the variable account for less than 16 years is surrendered, a CDSC, when it is applicable, can be assessed by Nationwide. The CDSC will not exceed 5% of purchase payments surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

No CDSC will be assessed against distributions paid as:

-    any life income payment option;
- designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of benefit payments; and
-    a single-sum or periodic payment resulting from a participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.



THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to an maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

1)       plan size;

2)       the number of eligible employees;

3)       the number of plan participants;

4)       demographics of the plan participants;

5)       general economic conditions;

6) the varying costs associated with the underlying mutual funds that are offered in the contract;

7)       the type of contract (e.g. allocated vs. unallocated);

8)       distribution costs;

9)       any recovery of credits on initial transfers; and

10)      other factors Nationwide deems relevant.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1) the time the contract is surrendered;

2) annuitization; or

3) such other date Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACTS RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned except to accommodate a change in state or federal law.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.



Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                  -  Independence Day
-        Martin Luther King, Jr. Day     -  Labor Day
-        Presidents' Day                 -  Thanksgiving
-        Good Friday                     -  Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

1) trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and participant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)     is:

       1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on unique plan characteristics.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain Plans may impose limitations of participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract.

Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privilege associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morely Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services Inc.

There is no charge assessed for any exchanges.

TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant also may make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

If Nationwide receives the transfer request before the end of a valuation date, the transfer will receive the accumulation unit values of that date. However, if Nationwide receives the transfer request after the close of business on a valuation date, the transfer will receive the next valuation date's accumulation unit value.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased, if negotiated, upon notice to the contract owner:

-       Contingent Deferred Sales Charge

-       Participant Account Maintenance Charge

-       Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

   a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

   b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay the contract owner the value of the contract, in accordance with the terms of the contract. This amount is subject to applicable charges including CDSC.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before retirement income payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under the contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

   1)   the New York Stock Exchange is closed;

   2)   trading on the New York Stock Exchange is restricted;

   3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

   4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract vlaue could be affected since the contract owner and participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase retirement income payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before retirement income payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract funded by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

1) payments for a designated period;

2) payments of a designated mount;

3) life income with payment certain; or

4) joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for retirement income payments to begin on the date and under the retirement options set forth in the plan. At least one month before retirement income payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

   Option A1: Payments for a Designated Period

   Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

     a) is the accumulation unit value on the day the payment is made; and

     b) is the number of accumulation units applied under this option divided by the number of payments selected.

   Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

   If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

   Option A2: Payments of a Designated Amount

   Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of retirement income payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

-        the mortality tables specified in the contract;

-        the adjusted age of the retired participant;

-        the type of retirement income payment option(s) selected; and

- in the case of variable payments, the investment performance of the specific sub-accounts elected.

   Option B1: Life Income with Payment Certain

   Payments will be made at least annually during a participant's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the participant dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

   Option B2: Joint and Survivor Life Income

   Payments will be made monthly during the joint lifetime of a designated annuitant and a named beneficary. Payments will be made as long as either of the two is living. If the annuitant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the designated annuitant, payments will continue at 100% to the designated annuitant.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of retirement income payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of retirement income payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent years' variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Years' Payments

To determine the payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of the retirement income payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning retirement income payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)   receives and verifies the participant's death; and

2)   verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)   as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement income payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Tax advantages that may be associated with the contracts described in this prospectus will depend on:

- the type of contract purchased; and

- the purposes for which the contract is purchased (see "Synopsis of the Contracts").

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. If the contract is purchased as the investment or funding medium for certain retirement plans, tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.

The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

- References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

- The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated.

- All references to Life Retirement Income Forms A1, A2, B1 and B2 throughout this prospectus shall mean Option 1, Option 2, Option 3, and Option 4, respectively.

- All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) may provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity, a Statement of Operations, and a Statement of Changes in Contract Owners' Equity for the variable account. Nationwide may also provide annual and semi-annual reports containing all applicable information and financial statements.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY


A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund, NSAT - Money Market Fund, and the Dreyfus Cash Management Fund - Class A. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   - precious metals;
   - real estate;
   - stocks and bonds;
   - closed-end funds;
   - bank money market deposit accounts and passbook savings;
   - CDs; and
   - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   - S&P 500;

   - Shearson/Lehman Intermediate Government/Corporate Bond Index;

   - Shearson/Lehman Long-Term Government/Corporate Bond Index;

   - Donoghue Money Fund Average;

   - U.S. Treasury Note Index;

   - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

   - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   - Lipper Analytical Services, Inc.,
   - CDA/Wiesenberger,
   - Morningstar,
   - Donoghue's,
   - magazines such as:
         -     Money;
         -     Forbes;
         -     Kiplinger's Personal Finance Magazine;
         -     Financial World;
         -     Consumer Reports;
         -     Business Week;
         -     Time;
         -     Newsweek;
         -     National Underwriter; and
         -     News and World Report;
   - LIMRA;
   - Value;
   - Best's Agent Guide;
   - Western Annuity Guide;
   - Comparative Annuity Reports;
   - Wall Street Journal;
   - Barron's;
   - Investor's Daily;
   - Standard & Poor's Outlook; and
   - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (OTHER THAN MONEY MARKET FUNDS)

                                                                                                 10 YEARS OR
                                                                                                  DATE FUND         DATE FUND
                                                                                              AVAILABLE IN THE    AVAILABLE IN
                        SERIES OPTION                              1 YEAR        5 YEARS      VARIABLE ACCOUNT      VARIABLE
                                                                 TO 12/31/99   TO 12/31/99       TO 12/31/99         ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation Fund -                   33.70%         20.24%           16.57%           11/2/92
Institutional Class
American Century: International Discovery - Investor Class          76.76%            N/A           70.53%          11/13/98
American Century: Income & Growth - Investor Class                   6.84%            N/A           10.84%          11/13/98
American Century: Growth - Investor Class                           23.40%         21.42%           12.97%          01/02/85
American Century: Select - Investor Class                           11.07%         20.89%           10.65%          11/15/91
American Century:  Ultra - Investor Class                           30.13%         24.55%           16.57%          11/15/91
The Bond Fund of America(SM), Inc.                                  -8.68%          1.79%            3.24%          05/01/87
The Brown Capital Management - Small Company Fund                      N/A            N/A           24.80%          10/01/99
Davis New York Venture Fund - Class A                                6.48%         21.40%           13.91%          11/01/93
Delaware Group Decatur Fund, Inc. - Decatur Income Fund -          -14.15%         12.03%            7.63%          05/31/91
Institutional Class
Dreyfus Appreciation Fund, Inc.                                     -1.07%            N/A            1.93%          11/13/98
Dreyfus Cash Management - Class A                                   -5.88%         -1.52%           -2.98%          11/02/92
Dreyfus Premier Midcap Stock Fund - Class A                         -0.41%            N/A            7.63%          11/13/98
Dreyfus S&P 500 Index Fund                                           9.12%            N/A           19.39%          05/01/97
The Dreyfus Premier Third Century Fund, Inc. - Class Z              18.93%         24.94%           13.13%          04/01/87
Evergreen Income and Growth Fund - Class Y                           5.27%          9.44%            4.99%          05/01/87
Federated Bond Fund - Class F                                      -13.07%            N/A          -14.03%          11/13/98
Federated U. S. Government Securities Fund: 2-5 Years -            -11.37%         -0.47%           -2.60%          04/30/93
Institutional Shares
Fidelity Advisor Growth Opportunities Fund - Class A                -6.90%            N/A           -2.54%          11/13/98
Fidelity Advisor High Yield Fund - Class T                          -2.67%            N/A           -0.95%          10/30/98
Fidelity Asset Manager(TM)                                           2.52%         10.68%            5.35%          11/01/93
Fidelity Capital & Income Fund                                       2.13%          5.92%            8.26%          01/02/85
Fidelity Contrafund(R)                                              13.89%         22.39%           17.03%          11/02/92
Fidelity Equity-Income Fund                                         -3.86%         14.92%            9.37%          01/02/85
Fidelity Growth & Income Portfolio                                  -0.63%         19.50%           14.93%          11/02/92
Fidelity Magellan(R) Fund                                           12.87%         21.06%           14.53%          01/02/92
The Growth Fund of America(R), Inc.                                 34.32%         24.09%           20.12%          05/31/91
The Income Fund of America(R), Inc.                                -10.39%          9.34%            7.26%          09/27/94
INVESCO Dynamics Fund                                               60.17%            N/A           68.76%          11/13/98
INVESCO Equity Income Fund (formerly, INVESCO Industrial             1.74%         13.91%            9.49%          11/02/92
Income Fund)
INVESCO Total Return                                               -12.15%            N/A          -12.81%          11/13/98
Janus Fund                                                          35.74%         25.90%           17.93%          05/03/93
Janus Worldwide Fund                                                52.82%            N/A           35.72%          01/02/98
LifeDesigns Series -  The Aggressive Portfolio                      13.01%            N/A           12.27%          01/20/98
LifeDesigns Series -  The Conservative Portfolio                    -7.21%            N/A           -0.66%          01/20/98
LifeDesigns Series -  The Moderate Portfolio                         3.80%            N/A            7.17%          01/20/98
LifeDesigns Series -  The Moderately Aggressive Portfolio            8.21%            N/A            9.32%          01/20/98
LifeDesigns Series -  The Moderately Conserative                    -1.24%            N/A            3.73%          01/20/98
MAS Funds Fixed Income Portfolio                                   -11.45%          1.95%            0.05%          09/01/94
Massachusetts Investors Growth Stock Fund - Class A                 27.44%         30.28%           17.09%          01/02/85
MFS(R) Growth Opportunities Fund - Class A                          21.57%         23.13%           11.87%          01/02/85
MFS(R) High Income Fund - Class A                                   -4.02%          3.75%            0.99%          08/03/93
Morgan Stanley Institutional Fund, Inc. - Equity Growth             28.06%            N/A           31.04%          11/13/98
Portfolio - Class B

                                                                                                 10 YEARS OR
                                                                                                  DATE FUND         DATE FUND
                                                                                               AVAILABLE IN THE      ADDED TO
                        SERIES OPTION                              1 YEAR        5 YEARS       VARIABLE ACCOUNT      VARIABLE
                                                                 TO 12/31/99   TO 12/31/99       TO 12/31/99         ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                                 -13.50%           1.38%             5.97%          04/01/92
Nationwide(R) Fund - Class D                                      -11.09%          18.93%            10.50%          01/02/85
Nationwide(R) Growth Fund - Class D                                 5.54%          16.98%            10.14%          05/01/86
Nationwide(R) Money Market Fund - Prime Shares                     -6.32%          -2.07%            -1.43%          01/02/85
Nationwide S&P 500(R) Index Fund - Institutional Service Class      8.66%             N/A            12.08%          11/13/98
(formerly, Class Y)
Nationwide Separate Account Trust - Nationwide Income Fund            N/A             N/A            -7.91%          05/01/99
Nationwide Separate Account Trust - Nationwide Small Company       32.66%             N/A            12.47%          01/02/98
Fund
Neuberger Berman Guardian Fund, Inc.                               -2.57%             N/A             7.71%          05/01/95
Neuberger Berman Manhattan Fund, Inc.                              39.33%          21.25%            12.02%          05/31/91
Neuberger Berman Partners Trust                                    -3.32%             N/A            -3.73%          11/13/98
Oppenheimer Global Fund - Class A                                  46.98%             N/A            47.88%          11/13/98
Prestige Balanced Fund - Institutional Service Class               -1.75%             N/A            -0.53%          11/13/98
(formerly, Class Y)
Prestige International Fund - Institutional Service Class          10.23%             N/A            13.33%          11/13/98
(formerly, Class Y)
Prestige Large Cap Growth Fund - Institutional Service Class       23.56%             N/A            30.71%          11/13/98
(formerly, Class Y)
Prestige Large Cap Value Fund - Institutional Service Class       -15.24%             N/A           -13.44%          11/13/98
(formerly, Class Y)
Prestige Small Cap Fund - Institutional Service Class               7.64%             N/A            10.82%          11/13/98
(formerly, Class Y)
Putnam Investors Fund - Class A                                    18.92%          26.76%            14.85%          01/02/85
Putnam Voyager Fund - Class A                                      44.66%          25.84%            19.51%          04/30/90
SEI Index Funds - S&P 500 Index Portfolio                           9.67%          23.35%            12.45%          05/31/91
Seligman Growth Fund, Inc. - Class A                               19.04%          21.19%            12.08%          01/02/85
T. Rowe Price International Stock Fund(R)                          23.33%           9.40%             6.32%          04/30/90
Templeton Foreign Fund - Class A                                   27.90%           6.71%             8.19%          11/02/92
Warburg Pincus Emerging Growth Fund - Common Class                 30.47%             N/A            14.79%          01/02/98

     NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

     (The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable CDSC).

                                                                                                 10 YEARS OR
                                                                                                  DATE FUND
                        SERIES OPTION                              1 YEAR         5 YEARS       WAS EFFECTIVE        DATE FUND
                                                                 TO 12/31/99    TO 12/3199       TO 12/31/99         EFFECTIVE
----------------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation Fund -                   43.70%         24.42%            20.53%          04/08/92
Institutional Class
American Century: International Discovery- Investor Class           86.76%         29.13%            26.53%          04/04/94
American Century: Income & Growth - Investor Class                  16.84%         26.83%            20.56%          12/17/90
American Century: Growth - Investor Class                           33.41%         25.74%            16.90%          06/30/71
American Century: Select - Investor Class                           21.07%         25.04%            14.43%          06/30/71
American Century:  Ultra - Investor Class                           40.13%         28.50%            23.27%          11/02/81
The Bond Fund of America(SM), Inc.                                   1.32%          7.17%             7.37%          05/28/74
The Brown Capital Management - Small Company Fund                   42.66%         24.18%               N/A          07/23/92
Davis New York Venture Fund - Class A                               16.48%         25.06%            17.65%          02/17/69
Delaware Group Decatur Fund, Inc. - Decatur Income Fund -           -4.37%         16.13%            10.36%          03/18/57
Institutional Class
Dreyfus Appreciation Fund, Inc.                                      8.93%         24.92%            15.72%          01/18/84

                                                                                                       10 YEARS OR
                                                                                                        DATE FUND
                            SERIES OPTION                                1 YEAR          5 YEARS      WAS EFFECTIVE     DATE FUND
                                                                       TO 12/31/99      TO 12/3199     TO 12/31/99      EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                                9.59%         22.04%           17.55%        04/06/94
Dreyfus Cash Management - Class A                                          4.12%          4.52%            4.32%        03/11/85
Dreyfus S&P 500 Index Fund                                                19.12%         26.64%           16.37%        01/02/90
The Dreyfus Premier Third Century Fund, Inc. - Class Z                    28.93%         28.69%           16.94%        03/29/72
Evergreen Income and Growth Fund - Class Y                                15.27%         14.09%            9.46%        08/31/78
Federated Bond Fund - Class F                                             -3.26%          6.69%            8.43%        05/20/87
Federated U. S. Government Securities Fund: 2-5 Years -                   -1.47%          5.28%            5.54%        02/18/83
Institutional Shares
Fidelity Advisor Growth Opportunities Fund - Class A                       3.10%         19.98%           17.01%        11/18/87
Fidelity Advisor High Yield Fund - Class T                                 7.33%          9.85%           12.43%        01/05/87
Fidelity Asset Manager(TM)                                                12.52%         15.42%           12.70%        12/28/88
Fidelity Capital & Income Fund                                            12.13%         11.02%           11.84%        11/01/77
Fidelity Contrafund(R)                                                    23.89%         26.24%           21.22%        05/17/67
Fidelity Equity-Income Fund                                                6.14%         18.98%           13.43%        05/16/66
Fidelity Growth & Income Portfolio                                         9.37%         23.37%           17.26%        12/30/85
Fidelity Magellan(R) Fund                                                 22.87%         25.05%           17.08%        05/02/63
The Growth Fund of America(R) Inc.                                        44.32%         28.20%           18.12%        07/29/69
The Income Fund of America(R), Inc.                                       -0.43%         13.77%              N/A        01/01/71
INVESCO Dynamics Fund                                                     70.17%         31.86%           22.90%        09/01/67
INVESCO Equity Income Fund (formerly, INVESCO Industrial Income Fund)     11.74%         18.20%           13.92%        02/01/60
INVESCO Total Return Fund                                                 -2.29%         14.23%           11.32%        09/22/87
Janus Fund                                                                45.74%         29.93%           19.36%        02/05/70
Janus Worldwide Fund                                                      62.82%         29.65%           23.93%        05/15/91
MAS Funds Fixed Income Portfolio                                          -1.55%          7.25%            7.49%        11/14/84
Massachusetts Investors Growth Stock Fund - Class A                       37.44%         34.04%           20.77%        01/01/35
MFS(R) Growth Opportunities Fund - Class A                                31.57%         27.02%           16.04%        09/09/70
MFS(R) High Income Fund - Class A                                          5.98%          8.95%            9.46%        02/17/78
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -       38.06%            N/A           28.50%        01/02/96
Class B
LifeDesigns Series -  The Aggressive Portfolio                            23.01%            N/A           20.49%        01/20/98
LifeDesigns Series -  The Conservative Portfolio                           2.79%            N/A            6.91%        01/20/98
LifeDesigns Series -  The Moderate Portfolio                              13.80%            N/A           14.50%        01/20/98
LifeDesigns Series -  The Moderately Aggressive Portfolio                 18.21%            N/A           17.41%        01/20/98
LifeDesigns Series -  The Moderately Conservative                          8.76%            N/A           11.67%        01/20/98
Nationwide(R) Bond Fund - Class D                                         -3.71%          6.70%            6.25%        03/03/80
Nationwide(R) Fund - Class D                                              -1.17%         22.77%           14.41%        05/11/33
Nationwide(R) Growth Fund - Class D                                       15.54%         21.15%           14.15%        02/27/61
Nationwide(R) Money Market Fund - Prime Shares                             3.68%          4.09%            3.85%        01/04/99
Nationwide S&P 500(R) Index Fund - Institutional Service Class            18.66%            N/A           27.55%        10/30/98
(formerly, Class Y)
Nationwide Separate Account Trust - Nationwide Income Fund                -2.94%            N/A            1.56%        01/20/98
Nationwide Separate Account Trust - Nationwide Small Company Fund         42.66%            N/A           22.06%        10/23/95
Neuberger Berman Guardian Fund, Inc.                                       7.43%         14.22%           12.52%        06/01/50
Neuberger Berman Manhattan Fund, Inc.                                     49.33%         25.48%           16.13%        03/01/79
Neuberger Berman Partners Trust                                            6.68%         19.19%           13.60%        01/20/75
Oppenheimer Global Fund - Class A                                         56.98%            N/A              N/A        12/22/69
Prestige Balanced Fund - Institutional Service Class (formerly,            8.25%            N/A           13.57%        10/30/98
Class Y)
Prestige International Fund - Institutional Service Class (formerly,      20.23%            N/A           22.58%        10/30/98
Class Y)

                                                                                                      10 YEARS OR
                                                                                                       DATE FUND
                            SERIES OPTION                               1 YEAR          5 YEARS      WAS EFFECTIVE     DATE FUND
                                                                      TO 12/31/99      TO 12/3199     TO 12/31/99      EFFECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional Service Class             33.56%            N/A           45.22%        10/30/98
(formerly, Class Y)
Prestige Large Cap Value Fund - Institutional Service Class              -5.54%            N/A           -0.12%        10/30/98
(formerly, Class Y)
Prestige Small Cap Fund - Institutional Service Class (formerly,         17.64%            N/A           23.35%        10/30/98
Class Y)
Putnam Investors Fund - Class A                                          28.92%         30.45%           18.68%        12/01/25
Putnam Voyager Fund - Class A                                            54.66%         29.76%           20.93%        04/01/69
SEI Index Funds - S&P 500 Index Portfolio                                19.67%         27.08%           16.83%        07/31/85
Seligman Growth Fund, Inc. - Class A                                     29.04%         25.03%           16.01%        04/01/37
T. Rowe Price International Stock Fund(R)                                33.33%         14.62%           10.33%        05/09/80
Templeton Foreign Fund - Class A                                         37.90%         12.05%           10.26%        10/05/82
Warburg Pincus Emerging Growth Fund - Common Shares                      40.47%         22.77%           17.16%        01/21/88

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE WHEN THE CONTRACTS ARE ISSUED TO 457 DEFERRED COMPENSATION PLANS.

AIM EQUITY INDEX FUNDS, INC. - AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

The investment objective of the Fund is to proivde capital appreciation primarily through investments in common stocks with emphasis on medium - sized and smaller emerging growth companies. AIM Advisers, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  INCOME & GROWTH - INVESTOR CLASS GROWTH

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.



AMERICAN CENTURY: SELECT - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: VALUE - INVESTOR CLASS

The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities of medium to large companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

THE BROWN CAPITAL MANAGEMENT - SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

DAVIS NEW YORK VENTURE FUND - CLASS A

The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS CASH MANAGEMENT FUND - CLASS A

The investment objective of the Fund is to privode investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK
FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S&P 500 INDEX FUND

The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND -
CLASS Y

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER(TM)

The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY GROWTH & INCOME PORTFOLIO

The investment objective of the Portfolio is to seek high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser

INVESCO EQUITY INCOME FUND (FORMERLY, INVESCO INDUSTRIAL INCOME FUND).

The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS FUND

The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country or organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.



     - THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Villanova SA Capital Trust ("VSA") serves as the Fund's investment adviser.

     - THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. VSA serves as the Fund's investment adviser.

     - THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. VSA serves as the Fund's investment adviser.

     - THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. VSA serves as the Fund's investment adviser.

     - THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. VSA serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing priarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recongized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) BOND FUND - CLASS D

The invesment objective of the Fund is to seek as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY,
CLASS Y)

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Villanova Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST -  NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management and Strong Capital Management, Inc. were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Villanova Mutual Fund Capital Trust, hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN MANHATTAN FUND, INC.

The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United

States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH
FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY,
CLASS Y)

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INTERNATIONAL GROWTH FUND -
CLASS A

The investment objective of the Fund is to seek capital appreciation by investing mostly in common stocks of companies outside the United States. The investment adviser, Putnam Investment Management, Inc. ("Putnam Management") first selects countries and industries that it believes are attractive. Putnam Management then seeks stock offering opportunity for gain, with primary investment in mid-size and large companies, although Putnam Management may invest in companies of any size. Although emphasis is based upon developed countries, investments may also be made in companies located in developing markets, also known as emerging markets.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S&P 500 INDEX PORTFOLIO

The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co., Incorporated serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND(R)

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN (R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE GROWTH FUND OF AMERICA(R), INC.

The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC. - DECATUR INCOME FUND - INSTITUTIONAL CLASS

The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, Nationwide shall no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account. However, contract values held in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account as of May 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participants directs Nationwide to invest in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund sub-account.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund sub-account is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the variable account which were purchased from February 1, 1991 to May 1,1991 shall be paid by Nationwide from surplus and shall not be paid, directly or indirectly, by contract owners, participants or the variable account.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:

AMERICAN CENTURY:  INTERNATIONAL DISCOVERY
- INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. Due to the significant risks associated with the Fund's investment strategy, an investment in the Fund may not be appropriate for all investors. American Century Investment Management, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management LLC serves as the Fund's investment adviser.

APPENDIX B

The information shown below illustrates different accumulation unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the accumulation unit values for any particular plan, may be obtained by calling Nationwide at 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.......................................0.95%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM            2.731993          3.925761          43.70%                    0           1999
Constellation Fund - Institutional      2.309709          2.731993          18.28%                    0           1998
Class                                   2.055366          2.309709          12.37%            4,142,513           1997
                                        1.776138          2.055366          15.72%            6,309,167           1996
                                        1.316836          1.776138          34.88%            3,214,050           1995
                                        1.305850          1.316836           0.84%            1,607,538           1994
                                        1.120568          1.305850          16.53%            1,341,351           1993
                                        1.000000          1.120568          12.06%                    0           1992
American Century: Growth -              7.915964         10.560508          33.41%            9,773,380           1999
Investor Class                          5.842997          7.915964          35.48%            9,702,654           1998
                                        4.562802          5.842997          28.06%           23,886,079           1997
                                        4.005400          4.562802          13.92%           12,224,812           1996
                                        3.359891          4.005400          19.21%           37,335,163           1995
                                        3.443124          3.359891          -2.42%           41,134,943           1994
                                        3.350122          3.443124           2.78%           51,977,134           1993
                                        3.533694          3.350122          -5.19%           58,356,370           1992
                                        2.110582          3.533694          67.43%           53,923,483           1991
                                        2.216085          2.110582          -4.76%           67,311,152           1990
American Century: Select -              2.766712          3.349715          21.07%               64,193           1999
Investor Class                          2.058976          2.766712          34.37%               50,420           1998
                                        1.572461          2.058976          30.94%            1,111,408           1997
                                        1.331631          1.572461          18.09%               41,014           1996
                                        1.095899          1.331631          21.51%            1,254,199           1995
                                        1.202996          1.095899          -8.90%              194,231           1994
                                        1.059075          1.202996          13.59%              386,750           1993
                                        1.118927          1.059075          -5.35%              383,487           1992
                                        1.000000          1.118927          11.89%                2,950           1991

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century:Ultra - Investor       3.364568          4.714664          40.13%           72,862,901           1999
Class                                   2.524538          3.364568          33.27%           70,804,264           1998
                                        2.069865          2.524538          21.97%          132,438,228           1997
                                        1.835553          2.069865          12.77%           70,399,683           1996
                                        1.345904          1.835553          36.38%          105,140,475           1995
                                        1.409710          1.345904          -4.53%           88,713,416           1994
                                        1.168340          1.409710          20.66%           68,551,255           1993
                                        1.164722          1.168340           0.31%           33,483,411           1992
                                        1.000000          1.164722          16.47%               11,412           1991
The Bond Fund of America(SM), Inc.      2.429862          2.461916           1.32%            3,406,302           1999
                                        2.332586          2.429862           4.17%            4,103,842           1998
                                        2.155739          2.332586           8.20%            5,345,075           1997
                                        2.039710          2.155739           5.69%            3,518,054           1996
                                        1.741422          2.039710          17.13%            7,434,474           1995
                                        1.850918          1.741422          -5.92%            7,880,903           1994
                                        1.637181          1.850918          13.06%            8,560,956           1993
                                        1.484255          1.637181          10.30%            6,077,266           1992
                                        1.238222          1.484255          19.87%            5,128,071           1991
                                        1.208717          1.238222           2.44%            5,102,901           1990
Davis New York Venture Fund -           2.537156          2.955329          16.48%                    0           1999
Class A                                 2.232520          2.537156          13.65%                    0           1998
                                        1.686019          2.232520          32.41%                    0           1997
                                        1.345221          1.686019          25.33%            1,180,098           1996
                                        0.966146          1.345221          39.24%            1,771,764           1995
                                        0.994508          0.966146          -2.85%              720,917           1994
                                        1.000000          0.994508          -0.55%                5,626           1993
Delaware Group Decatur Fund, Inc.       3.200994          3.061228          -4.37%               48,219           1999
- Decatur Income Fund                   2.935219          3.200994           9.05%               68,865           1998
Institutional Class                     2.280210          2.935219          28.73%               96,261           1997
                                        1.910384          2.280210          19.36%               78,578           1996
                                        1.449372          1.910384          31.81%              100,636           1995
                                        1.473401          1.449372          -1.63%              104,006           1994
                                        1.289480          1.473401          14.26%              281,500           1993
                                        1.196471          1.289480           7.77%              162,528           1992
                                        0.991871          1.196471          20.63%              106,856           1991
                                        1.142606          0.991871         -13.19%               16,158           1990
Dreyfus Cash Management -               1.266733          1.321023           4.29%                    0           1999
Class A*                                1.212149          1.266733           4.50%                    0           1998
                                        1.159356          1.212149           4.55%              231,535           1997
                                        1.110383          1.159356           4.41%              618,162           1996
                                        1.057458          1.110383           5.00%            2,561,760           1995
                                        1.025704          1.057458           3.10%            2,324,960           1994
                                        1.003770          1.025704           2.19%               25,763           1993
                                        1.000000          1.003770           0.38%                    0           1992



*The 7-day yield on the Dreyfus Cash Management - Class A as of December 31, 1999 was 4.68%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third Century       4.554448          5.872109         28.93%                40,022           1999
Fund, Inc. - Class Z                    3.532278          4.554448         28.94%                42,486           1998
                                        2.756438          3.532278         28.15%            10,221,038           1997
                                        2.238323          2.756438         23.15%             3,824,949           1996
                                        1.663803          2.238323         34.53%             6,501,520           1995
                                        1.814915          1.663803         -8.33%             6,965,653           1994
                                        1.740666          1.814915          4.27%             8,765,880           1993
                                        1.723855          1.740666          0.98%             9,137,872           1992
                                        1.259983          1.723855         36.82%             5,165,976           1991
                                        1.228377          1.259983          2.57%             4,118,236           1990
Dreyfus S&P 500 Index Fund              1.544833          1.840155         19.12%            33,167,813           1999
                                        1.217658          1.544833         26.87%            24,343,259           1998
                                        1.000000          1.217658         21.77%             8,503,701           1997
Evergreen Income and Growth Fund -      2.380651          2.744107         15.27%               575,792           1999
Class Y                                 2.422617          2.380651         -1.73%               713,985           1998
                                        1.947502          2.422617         24.40%             1,909,226           1997
                                        1.741651          1.947502         11.82%             1,146,375           1996
                                        1.419467          1.741651         22.70%             3,257,653           1995
                                        1.531292          1.419467         -7.30%             4,439,096           1994
                                        1.368966          1.531292         11.86%             7,948,202           1993
                                        1.256090          1.368966          8.99%             6,846,744           1992
                                        1.031024          1.256090         21.83%             7,328,719           1991
                                        1.110904          1.031024         -7.19%            13,632,891           1990
Federated U.S. Government               1.300471          1.281395         -1.47%             3,114,074           1999
Securities Fund: 2-5 Years -            1.214470          1.300471          7.08%             2,986,605           1998
Institutional Shares                    1.144380          1.214470          6.12%             2,077,904           1997
                                        1.115461          1.144380          2.59%             1,214,422           1996
                                        0.991595          1.115461         12.49%             1,877,483           1995
                                        1.020623          0.991595         -2.84%             1,280,899           1994
                                        1.000000          1.020623          2.06%               696,793           1993
Fidelity Asset Manager(TM)              1.744805          1.963180         12.52%             3,890,385           1999
                                        1.517270          1.744805         15.00%             3,453,740           1998
                                        1.252704          1.517270         21.12%             4,375,583           1997
                                        1.121926          1.252704         11.66%             2,611,685           1996
                                        0.958564          1.121926         17.04%             5,838,128           1995
                                        1.036089          0.958564         -7.48%             3,916,306           1994
                                        1.000000          1.036089          3.61%                79,714           1993
Fidelity Capital & Income Fund          4.829318          5.414988         12.13%                73,052           1999
                                        4.654233          4.829318          3.76%                86,372           1998
                                        4.096488          4.654233         13.62%               294,820           1997
                                        3.712491          4.096488         10.34%               125,230           1996
                                        3.210584          3.712491         15.63%               463,343           1995
                                        3.397953          3.210584         -5.51%               561,985           1994
                                        2.746533          3.397953         23.72%               925,953           1993
                                        2.165417          2.746533         26.84%             1,032,492           1992
                                        1.684020          2.165417         28.59%             1,471,867           1991
                                        1.768220          1.684020         -4.76%             4,160,164           1990

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)                  3.269491          4.050734         23.89%            69,533,635           1999
                                        2.509557          3.269491         30.28%            67,920,295           1998
                                        2.059778          2.509557         21.84%            99,795,570           1997
                                        1.705419          2.059778         20.78%            56,288,590           1996
                                        1.263308          1.705419         35.00%            62,585,233           1995
                                        1.289799          1.263308         -2.05%            40,927,857           1994
                                        1.072342          1.289799         20.28%            14,514,807           1993
                                        1.000000          1.072342          7.23%               186,872           1992
Fidelity Equity-Income Fund             7.691828          8.164209          6.14%            16,073,617           1999
                                        6.900916          7.691828         11.46%            17,905,060           1998
                                        5.359692          6.900916         28.76%            42,604,023           1997
                                        4.471070          5.359692         19.87%            18,493,235           1996
                                        3.424310          4.471070         30.57%            35,553,370           1995
                                        3.448520          3.424310         -0.70%            34,056,352           1994
                                        2.869860          3.448520         20.16%            41,743,016           1993
                                        2.526472          2.869860         13.59%            36,410,831           1992
                                        1.971024          2.526472         28.18%            40,239,204           1991
                                        2.314450          1.971024        -14.84%            65,533,870           1990
Fidelity Growth & Income Portfolio      3.280585          3.588034          9.37%                     0           1999
                                        2.581177          3.280585         27.10%                 1,124           1998
                                        2.001775          2.581177         28.94%             3,435,213           1997
                                        1.683805          2.001775         18.88%             4,201,944           1996
                                        1.255568          1.683805         34.11%             4,155,413           1995
                                        1.239420          1.255568          1.30%             2,808,994           1994
                                        1.046808          1.239420         18.40%             1,219,293           1993
                                        1.000000          1.046808          4.68%                85,896           1992
Fidelity Magellan(R) Fund               3.175365          3.901714         22.87%            51,113,926           1999
                                        2.398961          3.175365         32.36%            49,762,526           1998
                                        1.913110          2.398961         25.40%            95,356,893           1997
                                        1.729361          1.913110         10.63%            56,756,036           1996
                                        1.275955          1.729361         35.53%            92,049,788           1995
                                        1.311856          1.275955         -2.74%            68,044,510           1994
                                        1.062405          1.311856         23.48%            43,203,753           1993
                                        1.000000          1.062405          6.24%            10,591,374           1992
The Growth Fund of America(R), Inc.     4.415588          6.372783         44.32%             3,020,836           1999
                                        3.382686          4.415588         30.53%             2,635,898           1998
                                        2.691979          3.382686         25.66%             4,016,452           1997
                                        2.366626          2.691979         13.75%             2,478,693           1996
                                        1.840658          2.366626         28.57%             6,716,573           1995
                                        1.857739          1.840658         -0.92%             5,646,915           1994
                                        1.638011          1.857739         13.41%             5,353,392           1993
                                        1.539692          1.638011          6.39%             3,840,212           1992
                                        1.144684          1.539692         34.51%             1,551,711           1991
                                        1.205372          1.144684         -5.03%               105,320           1990

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.       2.835318        2.822987         -0.43%             4,114,668           1999
                                          2.614863        2.835318          8.43%             4,569,474           1998
                                          2.160929        2.614863         21.01%             7,017,085           1997
                                          1.893327        2.160929         14.13%             5,291,391           1996
                                          1.480756        1.893327         27.86%             8,645,811           1995
                                          1.533299        1.480756         -3.43%             7,829,528           1994
                                          1.357846        1.533299         12.92%             7,258,704           1993
                                          1.223786        1.357846         10.95%             3,016,773           1992
                                          0.998504        1.223786         22.56%               631,336           1991
                                          1.000000        0.998504         -0.15%                     0           1990
INVESCO Equity Income Fund                2.376817        2.655967         11.74%             7,365,327           1999
(formerly, INVESCO Industrial             2.102364        2.376817         13.05%             7,930,211           1998
Income Fund)                              1.678513        2.102364         25.25%            10,884,376           1997
                                          1.451889        1.678513         15.61%             7,428,110           1996
                                          1.151056        1.451889         26.14%            10,632,818           1995
                                          1.208959        1.151056         -4.79%             8,239,738           1994
                                          1.045472        1.208959         15.64%             3,039,640           1993
                                          1.000000        1.045472          4.55%                17,289           1992
Janus Fund                                2.681244        3.907654         45.74%            46,328,151           1999
                                          1.948907        2.681244         37.58%            28,922,213           1998
                                          1.603290        1.948907         21.56%            33,709,518           1997
                                          1.353271        1.603290         18.48%            15,851,766           1996
                                          1.055481        1.353271         28.21%            13,522,743           1995
                                          1.077425        1.055481         -2.04%             7,345,306           1994
                                          1.000000        1.077425          7.74%             2,969,768           1993
Janus Worldwide Fund                      1.241260        2.021004         62.82%             1,050,360           1999
                                          1.000000        1.241260         24.13%               931,009           1998
MAS Funds Fixed Income Portfolio          1.413926        1.391983         -1.55%             2,844,269           1999
                                          1.335173        1.413926          5.90%             2,982,430           1998
                                          1.229760        1.335173          8.57%             1,990,827           1997
                                          1.156444        1.229760          6.34%               718,247           1996
                                          0.980782        1.156444         17.91%               366,064           1995
                                          1.000000        0.980782         -1.92%                31,751           1994
Massachusetts Investors Growth           22.143725       30.435351         37.44%               171,618           1999
Stock Fund - Class A                     15.968069       22.143725         38.68%               164,187           1998
                                         10.880822       15.968069         46.75%               450,089           1997
                                          8.942612       10.880822         21.67%               164,786           1996
                                          7.034148        8.942612         27.13%               551,377           1995
                                          7.613442        7.034148         -7.61%               604,020           1994
                                          6.714892        7.613442         13.38%               891,831           1993
                                          6.368639        6.714892          5.44%               914,534           1992
                                          4.352449        6.368639         46.32%             1,056,566           1991
                                          4.612779        4.352449         -5.64%             1,577,501           1990
        p

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund -      11.531693        15.172145         31.57%               392,659           1999
Class A                                  9.012670        11.531693         27.95%               419,655           1998
                                         7.380232         9.012670         22.12%             3,078,940           1997
                                         6.114190         7.380232         20.71%               843,158           1996
                                         4.589533         6.114190         33.22%             3,824,999           1995
                                         4.834037         4.589533         -5.06%             4,635,532           1994
                                         4.200054         4.834037         15.09%             9,303,110           1993
                                         3.936838         4.200054          6.69%            10,600,796           1992
                                         3.246855         3.936838         21.25%            13,413,614           1991
                                         3.427388         3.246855         -5.27%            23,047,089           1990
MFS(R) High Income Fund -                6.172749         6.542182          5.98%               142,768           1999
Class A                                  6.168371         6.172749          0.07%               146,644           1998
                                         5.518160         6.168371         11.78%               633,922           1997
                                         4.949752         5.518160         11.48%               164,395           1996
                                         4.265493         4.949752         16.04%               806,763           1995
                                         4.422523         4.265493         -3.55%               877,250           1994
                                         3.739642         4.422523         18.26%             1,068,154           1993
                                         3.225557         3.739642         15.94%             1,036,507           1992
                                         2.186959         3.225557         47.94%             1,186,991           1991
                                         2.651605         2.186959        -17.52%             2,159,639           1990
Nationwide(R) Bond Fund -                2.325952         2.239633         -3.71%                73,080           1999
Class D                                  2.166981         2.325952          7.34%                74,419           1998
                                         2.001472         2.166981          8.27%                51,355           1997
                                         1.991196         2.001472          0.52%                26,395           1996
                                         1.619166         1.991196         22.98%                92,001           1995
                                         1.778765         1.619166         -8.97%                51,492           1994
                                         1.621957         1.778765          9.67%               148,222           1993
                                         1.516560         1.621957          6.95%               197,350           1992
                                         1.309926         1.516560         15.77%               363,511           1991
                                         1.222004         1.309926          7.19%               420,858           1990
Nationwide(R) Fund - Class D            26.722904        26.409607         -1.17%               245,623           1999
                                        20.697282        26.722904         29.11%               266,191           1998
                                        14.964379        20.697282         38.31%             3,635,254           1997
                                        12.191058        14.964379         22.75%             1,316,219           1996
                                         9.468045        12.191058         28.76%             2,905,460           1995
                                         9.502760         9.468045         -0.37%             3,036,527           1994
                                         8.985447         9.502760          5.76%             3,690,273           1993
                                         8.810680         8.985447          1.98%             4,218,392           1992
                                         6.830443         8.810680         28.99%             3,906,633           1991
                                         6.875188         6.830443         -0.65%             3,792,110           1990

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -              4.725203         5.459300         15.54%               869,228           1999
Class D                                  3.854877         4.725203         22.58%               945,925           1998
                                         3.083008         3.854877         25.04%             2,582,538           1997
                                         2.667201         3.083008         15.59%             1,156,065           1996
                                         2.092009         2.667201         27.49%             3,668,270           1995
                                         2.081399         2.092009          0.51%             3,759,425           1994
                                         1.887524         2.081399         10.27%             5,928,120           1993
                                         1.792687         1.887524          5.29%             5,747,753           1992
                                         1.330199         1.792687         34.77%             5,108,711           1991
                                         1.452973         1.330199         -8.45%             7,279,598           1990
Nationwide(R) Money Market - Prime       3.126448         3.241560          3.68%               203,439           1999
Shares*                                  3.003821         3.126448          4.08%               239,031           1998
                                         2.884848         3.003821          4.12%            18,830,414           1997
                                         2.774433         2.884848          3.98%             7,935,176           1996
                                         2.654661         2.774433          4.51%            20,350,850           1995
                                         2.583387         2.654661          2.76%            18,028,497           1994
                                         2.542721         2.583387          1.60%            20,122,594           1993
                                         2.487178         2.542721          2.23%            22,067,362           1992
                                         2.377082         2.487178          4.63%            33,612,374           1991
                                         2.224557         2.377082          6.86%            48,721,235           1990
Neuberger Berman Guardian Fund,          1.617561         1.737813          7.43%                     0           1999
Inc.                                     1.595471         1.617561          1.38%                     0           1998
                                         1.365700         1.595471         16.82%               614,486           1997
                                         1.169665         1.365700         16.76%                     0           1996
                                         1.000000         1.696655         16.97%                     0           1995
Neuberger Berman Manhattan Fund,         3.628224         5.418154         49.33%                70.169           1999
Inc.                                     3.146989         3.628224         15.29%                71,086           1998
                                         2.458922         3.146989         27.98%                39,662           1997
                                         2.259932         2.458922          8.81%               119,922           1996
                                         1.741549         2.259932         29.77%               394,751           1995
                                         1.823796         1.741549         -4.51%               406,054           1994
                                         1.673695         1.823796          8.97%               317,549           1993
                                         1.434738         1.673695         16.66%                56,526           1992
                                         1.106565         1.434738         29.66%                 7,124           1991
                                         1.214940         1.106565         -8.92%                     0           1990
Putnam Investors Fund - Class A         24.311753        31.341504         28.92%               537,267           1999
                                        18.110411        24.311753         34.24%               571,765           1998
                                        13.594501        18.110411         33.22%            2, 476,574           1997
                                        11.305164        13.594501         20.25%               713,005           1996
                                         8.297318        11.305164         36.25%             3,422,356           1995
                                         8.652501         8.297318         -4.10%             3,674,131           1994
                                         7.410567         8.652501         16.76%             4,311,483           1993
                                         6.934213         7.410567          6.87%             4,294,647           1992
                                         5.445269         6.934213         27.34%             4,745,398           1991
                                         5.654203         5.445269         -3.70%             6,112,297           1990

*The 7-day yield on the Nationwide Money Market Fund - Prime Shares as of December 31, 1999 was 4.36%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A           4.715165          7.292508         54.66%            26,953,260            1999
                                        3.837109          4.715165         22.88%            25,813,706            1998
                                        3.074879          3.837109         24.79%            35,911,119            1997
                                        2.752130          3.074879         11.73%            18,151,250            1996
                                        1.982311          2.752130         38.83%            21,036,155            1995
                                        1.992379          1.982311         -0.51%            14,803,070            1994
                                        1.698751          1.992379         17.28%            11,820,145            1993
                                        1.563079          1.698751          8.68%             7,640,204            1992
                                        1.049811          1.563079         48.89%             4,622,048            1991
                                        1.000000          1.049811          4.98%               290,518            1990
SEI Index Funds - S&P 500 Index         4.964488          5.941224         19.67%               341,359            1999
Portfolio                               3.905079          4.964488         27.13%               259,012            1998
                                        2.962497          3.905079         31.82%             3,892,401            1997
                                        2.439184          2.962497         21.45%               524,069            1996
                                        1.792835          2.439184         36.05%             1,072,618            1995
                                        1.792223          1.792835          0.03%               722,997            1994
                                        1.647325          1.792223          8.80%               509,498            1993
                                        1.548965          1.647325          6.35%               257,368            1992
                                        1.203412          1.548965         28.71%               121,485            1991
                                        1.254560          1.203412         -4.08%                   509            1990
Seligman Growth Fund, Inc. - Class     16.801408         21.680277         29.04%                82,517            1999
A                                      12.541848         16.801408         33.96%                87,555            1998
                                       10.720312         12.541848         16.99%               227,045            1997
                                        8.934609         10.720312         19.99%               105,249            1996
                                        7.020585          8.934609         27.26%               277,527            1995
                                        7.370495          7.020585         -4.75%               299,685            1994
                                        6.989639          7.370495          5.45%               513,220            1993
                                        6.340967          6.989639         10.23%               555,163            1992
                                        4.611005          6.340967         37.52%               685,494            1991
                                        4.910683          4.611005         -6.10%               977,515            1990
T. Rowe Price International Stock       2.120702          2.827534         33.33%             7,563,383            1999
Fund(R)                                 1.843420          2.120702         15.04%             7,543,129            1998
                                        1.812062          1.843420          1.73%            16,365,466            1997
                                        1.577274          1.812062         14.89%             8,220,403            1996
                                        1.429428          1.577274         10.34%            22,425,072            1995
                                        1.454045          1.429428         -1.69%            18,673,315            1994
                                        1.047655          1.454045         38.79%            11,658,962            1993
                                        1.095728          1.047655         -4.39%             4,370,293            1992
                                        0.954695          1.095728         14.77%             2,239,924            1991
                                        1.000000          0.954695         -4.53%               441,232            1990
Templeton Foreign Fund - Class A        1.765910          2.435118         37.90%                     0            1999
                                        1.874393          1.765910         -5.79%                     0            1998
                                        1.774294          1.874393          5.64%            43,044,777            1997
                                        1.518092          1.774294         16.08%            27,327,650            1996
                                        1.378759          1.518092         10.11%            32,915,364            1995
                                        1.387073          1.378759         -0.60%            25,358,639            1994
                                        1.023491          1.387073         35.52%             6,636,629            1993
                                        1.000000          1.023491          2.35%                     0            1992


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.......................................0.90%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century: Growth -             7.924525          10.577210          33.47%            3,375,777           1999
Investor Class                         5.846396           7.924525          35.55%            3,294,508           1998
                                       4.563176           5.846396          28.12%            3,903,936           1997
                                       4.005400           4.563176           0.18%            4,398,109           1996
American Century: Ultra - Investor     3.368207           4.722120          40.20%           22,045,290           1999
Class                                  2.526007           3.368207          33.34%           19,448,936           1998
                                       2.070035           2.526007          22.03%           19,732,726           1997
                                       1.835553           2.070035           0.69%           18,056,950           1996
The Bond Fund of America(SM) Inc.      2.432540           2.465874           1.37%              948,592           1999
                                       2.333980           2.432540           4.22%              883,859           1998
                                       2.155938           2.333980           8.26%              844,897           1997
                                       2.128763           2.155938           1.28%            1,040,496           1996
Davis New York Venture Fund -          2.539900           2.960004          16.54%              116,577           1999
Class A                                2.233818           2.539900          13.70%              137,969           1998
                                       1.686157           2.233818          32.48%              199,664           1997
                                       1.580715           1.686157           6.67%              133,664           1996
Delaware Group Decatur Fund, Inc.      3.204456           3.066072          -4.32%               22,390           1999
- Decatur Income Fund -                2.936925           3.204456           9.11%               24,175           1998
Institutional Class                    2.280397           2.936925          28.79%               15,400           1997
                                       2.186556           2.280397           4.29%               13,782           1996
Dreyfus Cash Management Fund -         1.268119           1.321023           4.17%              138,879           1999
Class A*                               1.212863           1.268119           4.56%              192,356           1998
                                       1.159453           1.212863           4.61%              231,535           1997
                                       1.151569           1.159453           0.68%              377,565           1996
Dreyfus S&P 500 Index Fund             1.546121           1.842610          19.18%            8,433,585           1999
                                       1.218064           1.546121          26.93%            6,127,205           1998
                                       1.000000           1.218064          21.81%            3,436,138           1997
The Dreyfus Premier Third Century      4.559374           5.881397          29.00%               26,205           1999
Fund, Inc. - Class Z                   3.534332           4.559374          29.00%               31,247           1998
                                       2.756663           3.534332          28.21%            1,286,026           1997
                                       2.699982           2.756663           2.10%              967,536           1996
Evergreen Income and Growth Fund -     2.383227           2.748449          15.32%              203,892           1999
Class Y                                2.424026           2.383227          -1.68%              234,506           1998
                                       1.947661           2.424026          24.46%              388,299           1997
                                       1.875063           1.947661           3.87%              470,751           1996
Federated U.S. Government              1.301894           1.283445          -1.42%            1,073,320           1999
Securities Fund: 2-5 Years -           1.215186           1.301894           7.14%              748,333           1998
Institutional Shares                   1.144477           1.215186           6.18%              323,646           1997
                                       1.140767           1.144477           0.33%              342,284           1996
Fidelity Asset Manager(TM)             1.746693           1.966286          12.57%              881,771           1999
                                       1.518153           1.746693          15.05%              666,704           1998
                                       1.252806           1.518153          21.18%              633,745           1997
                                       1.214007           1.252806           3.20%              671,795           1996

*The 7-day yield on the Dreyfus Cash Management - Class A as of December 31, 1999 was 4.73%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund             4.834602         5.423649       12.18%                 31,159          1999
                                           4.656974         4.834602        3.81%                 26,735          1998
                                           4.096833         4.656974       13.67%                 36,724          1997
                                           4.015008         4.096833        2.04%                 77,649          1996
Fidelity Contrafund(R)                     3.273028         4.057141       23.96%             18,837,816          1999
                                           2.511017         3.273028       30.35%             15,599,501          1998
                                           2.059947         2.511017       21.90%             15,968,503          1997
                                           1.953469         2.059947        5.45%             13,231,488          1996
Fidelity Equity-Income Fund                7.700147         8.177127        6.19%              5,697,594          1999
                                           6.904928         7.700147       11.52%              6,047,814          1998
                                           5.360130         6.904928       28.82%              7,169,293          1997
                                           5.110007         5.360130        4.89%              6,443,316          1996
Fidelity  Magellan(R) Fund                 3.178799         3.907885       22.94%            12,438,056           1999
                                           2.400356         3.178799       32.43%            12,014,518           1998
                                           1.913267         2.400356       25.46%            11,589,048           1997
                                           1.831563         1.913267        4.46%            11,002,403           1996
The Growth Fund of America(R), Inc.        4.420363         6.382860       44.40%               886,629           1999
                                           3.384653         4.420363       30.60%               614,458           1998
                                           2.692199         3.384653       25.72%               650,012           1997
                                           2.519027         2.692199        6.87%               553,730           1996
The Income Fund of America(R), Inc.        2.838385         2.827454       -0.39%             1,042,018           1999
                                           2.616384         2.838385        8.49%             1,108,491           1998
                                           2.161106         2.616384       21.07%             1,325,543           1997
                                           2.072384         2.161106        4.28%             1,137,681           1996
INVESCO Equity Income Fund                 2.379388         2.660169       11.80%             1,747,453           1999
(formerly, INVESCO Industrial              2.103587         2.379388       13.11%             1,694,071           1998
Income Fund)                               1.678650         2.103587       25.31%             1,917,268           1997
                                           1.613178         1.678650        4.06%             1,639,958           1996
Janus Fund                                 2.684144         3.913834       45.81%            13,891,900           1999
                                           1.950041         2.684144       37.65%             6,455,407           1998
                                           1.603421         1.950041       21.62%             5,595,764           1997
                                           1.550403         1.603421        3.42%             4,109,624           1996
MAS Funds Fixed Income Portfolio           1.415456         1.394187       -1.50%               356,213           1999
                                           1.335950         1.415456        5.95%               320,011           1998
                                           1.229861         1.335950        8.63%               296,496           1997
                                           1.215745         1.229861        1.16%               193,871           1996
MFS(R) Growth Opportunities Fund -        11.544167        15.196145       31.63%               278,945           1999
Class A                                    9.017913        11.544167       28.01%               286,467           1998
                                           7.380837         9.017913       22.18%               317,319           1997
                                           7.065737         7.380837        4.46%               361,634           1996
MFS(R) High Income Fund -                  6.179502         6.552645        6.04%                20,059           1999
Class A                                    6.172004         6.179502        0.12%                18,550           1998
                                           5.518624         6.172004       11.84%                25,730           1997
                                           5.541012         5.518624        2.01%                41,389           1996

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth            22.167667       30.483476        37.51%                34,300           1999
Stock Fund - Class A                      15.977352       22.167667        38.74%                32,426           1998
                                          10.881713       15.977352        46.83%                19,733           1997
                                          10.489691       10.881713         3.74%                13,452           1996
Nationwide(R) Fund - Class D              26.751797       26.451387        -1.12%                11,811           1999
                                          20.709316       26.751797        29.18%                15,513           1998
                                          14.965604       20.709316        38.38%               509,179           1997
                                          14.282052       14.965604         4.79%               336,341           1996
Nationwide(R) Growth Fund -                4.730314        5.467936        15.59%               218,121           1999
Class D                                    3.857119        4.730314        22.64%               245,637           1998
                                           3.083261        3.857119        25.10%               357,289           1997
                                           2.916856        3.083261         5.70%               386,199           1996
Nationwide(R) Money Market - Prime         3.129869        3.246745         3.73%                     0           1999
Shares*                                    3.005590        3.129869         4.13%                     0           1998
                                           2.885091        3.005590         4.18%             6,441,740           1997
                                           2.867462        2.885091         0.61%             6,749,071           1996
Putnam Investors Fund - Class A           24.338044       31.391074        28.98%               105,667           1999
                                          18.120944       24.338044        34.31%                99,114           1998
                                          13.595614       18.120944        33.29%               133,581           1997
                                          13.246208       13.595614         2.64%               153,709           1996
Putnam Voyager Fund - Class A              4.720266        7.304042        54.74%             6,582,645           1999
                                           3.839341        4.720266        22.94%             5,838,788           1998
                                           3.075131        3.839341        24.85%             5,930,438           1997
                                           3.055821        3.075131         0.63%             5,117,342           1996
SEI Index Funds - S&P 500 Index Portfolio  4.969856        5.950659        19.74%                67,602           1999
                                           3.907349        4.969856        27.19%                76,739           1998
                                           2.962740        3.907349        31.88%                52,580           1997
                                           2.823355        2.962740         4.94%                71,085           1996
Seligman Growth Fund, Inc. - Class A      16.819578       21.715067        29.11%                 3,416           1999
                                          12.549144       16.819578        34.03%                 3,139           1998
                                          10.721190       12.549144        17.05%                10,649           1997
                                          10.356946       10.721190         3.52%                17,582           1996
T. Rowe Price International Stock Fund(R)  2.122997        2.832007        33.40%             1,684,025           1999
                                           1.844492        2.122997        15.10%             1,638,194           1998
                                           1.812210        1.844492         1.78%             1,859,130           1997
                                           1.725796        1.812210         5.01%             1,718,457           1996
Templeton Foreign Fund - Class A           1.767822        2.438971        37.96%                     0           1999
                                           1.875484        1.767822        -5.74%                     0           1998
                                           1.774439        1.875484         5.69%             7,960,130           1997
                                           1.678650        1.774439         5.71%             6,594,135           1996


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.41%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.......................................0.80%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century Income & Growth -     1.097595             1.284360       17.02%             4,099,338           1999
Investor Class                         1.000000             1.097595        9.76%               109,503           1998
American Century: Growth Fund -        7.941675            10.610693       33.61%             3,278,927           1999
Investor Class                         5.853199             7.941675       35.68%             3,767,251           1998
                                       4.563925             5.853199       28.25%             1,540,193           1997
                                       4.555198             4.563925        0.19%             1,586,526           1996
American Century: International        1.084264             2.028049       87.04%             3,037,882           1999
Discovery - Investor Class             1.000000             1.084264        8.43%                83,975           1998
American Century: Ultra Fund -         3.375496             4.737067       40.34%            16,063,912           1999
Investor Class                         2.528946             3.375496       33.47%            16,603,825           1998
                                       2.070374             2.528946       22.15%            11,990,091           1997
                                       2.055822             2.070374        0.71%             9,866,856           1996
The Brown Capital Management -         1.000000             1.348543       34.85%                41,331           1999
Small Company Fund
The Bond Fund of America(SM), Inc.     2.437902             2.473803        1.47%               762,842           1999
                                       2.336766             2.437902        4.33%               958,940           1998
                                       2.156336             2.336766        8.37%               379,522           1997
                                       2.128822             2.156336        1.29%               281,942           1996
Delaware Group Decatur Income          3.211392             3.075782       -4.22%                 3,294           1999
Fund, Inc. - Decatur Income Fund -     2.940341             3.211392        9.22%                 1,554           1998
Institutional Class                    2.280770             2.940341       28.92%                 6,036           1997
                                       2.186573             2.280770        4.31%                 5,492           1996
Dreyfus Appreciation Fund, Inc.        1.080133             1.178335        9.09%             2,360,495           1999
                                       1.000000             1.080133        8.01%               524,887           1998
Dreyfus Premier Midcap Stock -         1.133283             1.243793        9.75%               223,901           1999
Class A                                1.000000             1.133283       13.33%                10,469           1998
The Dreyfus Premier Third Century      4.569241             5.900015       29.12%             5,741,865           1999
Fund, Inc. - Class Z                   3.538445             4.569241       29.13%             5,543,237           1998
                                       2.757115             3.538445       28.34%               912,241           1997
                                       2.700004             2.757115        2.12%               603,861           1996
Dreyfus S&P 500 Index Fund             1.548700             1.847528       19.30%             6,741,003           1999
                                       1.218878             1.548700       27.06%             6,707,476           1998
                                       1.000000             1.218878       21.89%             2,297,690           1997
Evergreen Income and Growth Fund -     2.388387             2.757154       15.44%               139,239           1999
Class Y                                2.426846             2.388387       -1.58%               173,121           1998
                                       1.947980             2.426846       24.58%                79,190           1997
                                       1.875078             1.947980        3.89%                78,598           1996
Federated Bond Fund - Class F          1.018687             0.986932       -3.12%               408,645           1999
                                       1.000000             1.018687        1.87%                55,483           1998
Federated U.S. Government              1.304742             1.287550       -1.32%               677,902           1999
Securities Fund: 2-5 Years -           1.216616             1.304742        7.24%               583,720           1998
Institutional Shares                   1.144669             1.216616        6.29%               188,738           1997
                                       1.140779             1.144669        0.34%               104,682           1996
Fidelity Advisor Growth                1.089301             1.124760        3.26%             1,561,973           1999
Opportunities Fund - Class A           1.000000             1.089301        8.93%               182,532           1998
Fidelity Advisor High Yield Fund -     1.064751             1.144516        7.49%               451,076           1999
Class T                                1.000000             1.064751        6.48%                12,701           1998

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)             1.750474             1.972513       12.68%               712,331           1999
                                       1.519919             1.750474       15.17%               479,562           1998
                                       1.253012             1.519919       21.30%               299,273           1997
                                       1.214017             1.253012        3.21%               269,853           1996
Fidelity Capital & Income Fund         4.845178             5.440999       12.30%                42,613           1999
                                       4.662457             4.845178        3.92%                62,633           1998
                                       4.097522             4.662457       13.79%                22,232           1997
                                       4.015052             4.097522        2.05%                23,351           1996
Fidelity Contrafund(R)                 3.280112             4.069987       24.08%            13,989,579           1999
                                       2.513939             3.280112       30.48%            15,008,219           1998
                                       2.060284             2.513939       22.02%             9,637,261           1997
                                       1.953485             2.060284        5.47%             7,230,068           1996
Fidelity Equity-Income Fund            7.716814             8.203023        6.30%             4,320,699           1999
                                       6.912960             7.716814       11.63%             4,932,169           1998
                                       5.361008             6.912960       28.95%             3,057,190           1997
                                       5.110048             5.361008        4.91%             2,555,440           1996
Fidelity Magellan(R) Fund              3.185678             3.920256       23.06%             9,379,290           1999
                                       2.403149             3.185678       32.56%             8,905,129           1998
                                       1.913580             2.403149       25.58%             6,180,393           1997
                                       1.831578             1.913580        4.48%             5,622,628           1996
The Growth Fund of America(R), Inc.    4.429930             6.403063       44.54%               665,341           1999
                                       3.388591             4.429930       30.73%               516,513           1998
                                       2.692640             3.388591       25.85%               496,036           1997
                                       2.519048             2.692640        6.89%               441,833           1996
The Income Fund of America(R), Inc.    2.844529             2.836409       -0.29%               982,366           1999
                                       2.619427             2.844529        8.59%               945,389           1998
                                       2.161460             2.619427       21.19%               490,571           1997
                                       2.072401             2.161460        4.30%               367,278           1996
INVESCO Dynamics Fund, Inc.            1.172431             1.998173       70.43%             6,813,160           1999
                                       1.000000             1.172431       17.24%                32,721           1998
INVESCO Equity Income Fund             2.384538             2.668593       11.91%             1,289,279           1999
(formerly, INVESCO Industrial          2.106034             2.384538       13.22%             1,333,146           1998
Income Fund)                           1.678925             2.106034       25.44%               473,406           1997
                                       1.613191             1.678925        4.07%               309,576           1996
INVESCO Total Return Fund              1.023668             1.001721       -2.14%               757,252           1999
                                       1.000000             1.023668        2.37%                53,415           1998
Janus Fund                             2.689953             3.926222       45.96%            11,225,252           1999
                                       1.952310             2.689953       37.78%             8,036,789           1998
                                       1.603684             1.952310       21.74%             2,423,723           1997
                                       1.550416             1.603684        3.44%             1,634,700           1996
MAS Funds Fixed Income Portfolio       1.418521             1.398604       -1.40%               640,609           1999
                                       1.337506             1.418521        6.06%               552,980           1998
                                       1.230062             1.337506        8.73%               248,580           1997
                                       1.215755             1.230062        1.18%                87,227           1996
MFS(R) Growth Opportunities Fund -    11.569155            15.244258       31.77%               158,132           1999
Class A                                9.028407            11.569155       28.14%               187,053           1998
                                       7.382046             9.028407       22.30%               178,707           1997
                                       7.065795             7.382046        4.48%               181,406           1996

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A      6.193021           6.573607          6.15%                27,277           1999
                                       6.179271           6.193021          0.22%                28,739           1998
                                       5.519552           6.179271         11.95%                 6,564           1997
                                       5.410180           5.519552          2.02%                 6,455           1996
Massachusetts Investors Growth
Stock Fund - Class A                  22.215628          30.579953         37.65%                 9,966           1999
                                      15.995935          22.215628         38.88%                 9,777           1998
                                      10.883496          15.995935         46.97%                12,152           1997
                                      10.489775          10.883496          3.75%                11,971           1996
Morgan Stanley Institutional Fund-     1.106680           1.530130         38.26%               538,687           1999
Equity Growth Portfolio - Class B      1.000000           1.106680         10.67%                71,375           1998

NSAT - Nationwide Income Fund          1.000000           0.996375         -0.36%                 2,838           1999
NSAT - Nationwide Small Company        1.022482           1.460854         42.87%             1,963,101           1999
Fund                                   1.000000           1.022482          2.25%             1,644,689           1998
Nationwide S&P 500 Index Fund -        1.093550           1.299566         18.84%             4,573,329           1999
Institutional Service Class            1.000000           1.093550          9.36%               299,188           1998
(formerly, Class Y)
Nationwide(R) Fund - Class D          26.809677          26.535147         -1.02%             3,202,045           1999
                                      20.733404          26.809677         29.31%             3,035,298           1998
                                      14.968055          20.733404         38.52%               329,293           1997
                                      14.282168          14.968055          4.80%               195,684           1996
Nationwide(R) Growth Fund -            4.740553           5.485250         15.71%               230,411           1999
Class D                                3.861607           4.740553         22.76%               308,068           1998
                                       3.083766           3.861607         25.22%                93,047           1997
                                       2.916880           3.083766          5.72%                96,156           1996
Nationwide(R) Money Market - Prime     3.136716           3.257131          3.84%            13,061,105           1999
Shares*                                3.009129           3.136716          4.24%             8,324,157           1998
                                       2.885576           3.009129          4.28%               909,979           1997
                                       2.867493           2.885576          0.63%               901,408           1996
Neuberger & Berman Partners Trust      1.041831           1.113054          6.84%                90,861           1999
                                       1.000000           1.041831          4.18%                40,394           1998
Oppenheimer Global Fund -              1.106449           1.739511         57.22%             1,389,141           1999
Class A                                1.000000           1.106449         10.64%                78,391           1998
Putnam Investors Fund - Class A       24.390710          31.490449         29.11%                61,479           1999
                                      18.142029          24.390710         34.44%                75,040           1998
                                      13.597842          18.142029         33.42%                39,280           1997
                                      13.246316          13.597842          2.65%                38,905           1996
Putnam Voyager Fund - Class A          4.730485           7.327165         54.89%             7,607,104           1999
                                       3.843809           4.730485         23.07%             5,319,237           1998
                                       3.075635           3.843809         24.98%             3,166,939           1997
                                       3.055846           3.075635          0.65%             2,559,117           1996
Seligman Growth Fund, Inc. - Class    16.855977          21.783810         29.23%                15,382           1999
A                                     12.563748          16.855977         34.16%                16,244           1998
                                      10.722947          12.563748         17.17%                 2,475           1997
                                      10.357031          10.722947          3.53%                 2,396           1996


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.51%.

                                     ACCUMULATION      ACCUMULATION                          NUMBER OF
                                      UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                     AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
              FUND                    OF PERIOD          OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International           2.127594            2.840974        33.53%             1,457,486           1999
Stock Fund(R)                         1.846640            2.127594        15.21%             1,798,986           1998
                                      1.812507            1.846640         1.88%             1,036,525           1997
                                      1.725811            1.812507         5.02%               931,357           1996
Templeton Foreign Fund -              1.771651            2.446696        38.10%            19,373,241           1999
Class A                               1.877667            1.771651        -5.65%            21,282,916           1998
                                      1.774730            1.877667         5.80%             2,623,603           1997
                                      1.678664            1.774730         5.72%             2,061,896           1996
Warburg Pincus Emerging Markets       1.058940            1.489700        40.68%               417,978           1999
Growth Fund - Common Class            1.000000            1.058940         5.89%                26,076           1998


The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.70%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century: Growth Fund -        7.958862          10.644282         33.74%                     0           1999
Investor Class                         5.860011           7.958862         35.82%                     0           1998
                                       4.564673           5.860011         28.38%               758,360           1997
                                       4.555235           4.564673          0.21%               735,112           1996
American Century Income & Growth -     1.097739           1.285813         17.13%             1,121,163           1999
Investor Class                         1.000000           1.097739          9.77%                30,419           1998
American Century: International        1.084406           2.030338         87.23%             1,254,474           1999
Discovery - Investor Class             1.000000           1.084406          8.44%                50,207           1998
American Century: Select Fund -        2.781702           3.376287         21.37%                     0           1999
Investor Class                         2.064969           2.781702         34.71%                     0           1998
                                       1.573105           2.064969         31.27%             1,088,027           1997
                                       1.528629           1.573105          2.91%               949,150           1996
American Century: Ultra Fund -         3.382800           4.752061         40.48%                     0           1999
Investor Class                         2.531889           3.382800         33.61%                     0           1998
                                       2.070713           2.531889         22.27%             4,964,637           1997
                                       2.055839           2.070713          0.72%             3,956,021           1996
The Bond Fund of America(sm), Inc.     2.443271           2.481750          1.57%                     0           1999
                                       2.339554           2.443271          4.43%                     0           1998
                                       2.156734           2.339554          8.48%                55,496           1997
                                       2.128881           2.156734          1.31%                46,844           1996
The Brown Capital Management -         1.000000           1.348878         34.89%                 4,867           1999
Small Company Fund
Dreyfus Appreciation Fund, Inc.        1.080275           1.179669          9.20%               633,725           1999
                                       1.000000           1.080275          8.03%                49,721           1998
Dreyfus Premier Midcap Stock -         1.133431           1.245200          9.86%                62,728           1999
Class A                                1.000000           1.133431         13.34%                 5,430           1998
Dreyfus S&P 500 Index Fund             1.551283           1.852459         19.41%                     0           1999
                                       1.219691           1.551283         27.19%                     0           1998
                                       1.000000           1.219691         21.97%             1,092,654           1997
The Dreyfus Premier Third Century      4.579129           5.918693         29.25%             1,624,322           1999
Fund, Inc. - Class Z                   3.542562           4.579129         29.26%             1,526,223           1998
                                       2.757567           3.542562         28.47%               428,452           1997
                                       2.700026           2.757567          2.13%               244,163           1996
Evergreen Income and Growth Fund -     2.393558           2.765887         15.56%                     0           1999
Class Y                                2.429669           2.393558         -1.49%                     0           1998
                                       1.948299           2.429669         24.71%                21,853           1997
                                       1.875094           1.948299          3.90%                27,416           1996
Federated Bond Fund - Class F          1.018821           0.988049         -3.02%                67,164           1999
                                       1.000000           1.018821          1.88%               219,340           1998
Federated U.S. Government              1.307593           1.291665         -1.22%                     0           1999
Securities Fund: 2-5 Years -           1.218047           1.307593          7.35%                     0           1998
Institutional Shares                   1.144861           1.218047          6.39%               114,003           1997
                                       1.140792           1.144861          0.36%               104,637           1996


                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth                1.089444           1.126033          3.36%               393,614           1999
Opportunities Fund - Class A           1.000000           1.089444          8.94%                11,123           1998
Fidelity Advisor High Yield Fund -     1.064934           1.145866          7.60%               103,457           1999
Class T                                1.000000           1.064934          6.49%                 5,110           1998
Fidelity Asset Manager(TM)             1.754263           1.978760         12.80%                     0           1999
                                       1.521688           1.754263         15.28%                     0           1998
                                       1.253217           1.521688         21.42%               538,872           1997
                                       1.214027           1.253217          3.23%               456,745           1996
Fidelity Capital & Income Fund         4.855767           5.458386         12.41%                     0           1999
                                       4.667941           4.855767          4.02%                     0           1998
                                       4.098210           4.667941         13.90%                22,307           1997
                                       4.015097           4.098210          2.07%                22,770           1996
Fidelity Contrafund(R)                 3.287212           4.082874         24.20%                     0           1999
                                       2.516865           3.287212         30.61%                     0           1998
                                       2.060621           2.516865         22.14%             4,750,222           1997
                                       1.953501           2.060621          5.48%             3,683,606           1996
Fidelity Equity-Income Fund            7.733517           8.229002          6.41%                     0           1999
                                       6.921001           7.733517         11.74%                     0           1998
                                       5.361886           6.921001         29.08%             2,389,431           1997
                                       5.110090           5.361886          4.93%             1,989,159           1996
Fidelity Magellan(R)Fund               3.192571           3.932667         23.18%                     0           1999
                                       2.405944           3.192571         32.70%                     0           1998
                                       1.913894           2.405944         25.71%             3,706,622           1997
                                       1.831593           1.913894          4.49%             3,295,811           1996
The Growth Fund of America(R), Inc.    4.439517           6.423330         44.69%                     0           1999
                                       3.392534           4.439517         30.86%                     0           1998
                                       2.693081           3.392534         25.97%               170,540           1997
                                       2.519069           2.693081          6.91%               158,421           1996
The Income Fund of America(R), Inc.    2.850687           2.845393         -0.19%                     0           1999
                                       2.622475           2.850687          8.70%                     0           1998
                                       2.161814           2.622475         21.31%               294,406           1997
                                       2.072418           2.161814          4.31%               246,997           1996
INVESCO Dynamics Fund                  1.172584           2.000430         70.60%             2,368,456           1999
                                       1.000000           1.172584         17.26%                   505           1998
INVESCO Equity Income Fund             2.389699           2.677044         12.02%                     0           1999
(formerly, INVESCO Industrial          2.108484           2.389699         13.34%                     0           1998
Income Fund)                           1.679200           2.108484         25.56%               473,795           1997
                                       1.613204           1.679200          4.09%               346,238           1996
INVESCO Total Return Fund              1.023803           1.002855         -2.05%               221,032           1999
                                       1.000000           1.023803          2.38%                72,756           1998
Janus Fund                             2.695775           3.938650         46.10%                     0           1999
                                       1.954582           2.695775         37.92%                     0           1998
                                       1.603947           1.954582         21.86%             2,404,760           1997
                                       1.550428           1.603947          3.45%             1,696,374           1996


                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio       1.421594           1.403036         -1.31%                     0           1999
                                       1.339063           1.421594          6.16%                     0           1998
                                       1.230264           1.339063          8.84%                91,023           1997
                                       1.215765           1.230264          1.19%                27,573           1996
MFS(R)Growth                          11.594198          15.292523         31.90%                     0           1999
Opportunities Fund - Class A           9.038914          11.594198         28.27%                     0           1998
                                       7.383255           9.038914         22.42%                 5,735           1997
                                       7.065853           7.383255          4.49%                 7,294           1996
MFS(R)High Income Fund -               6.206555           6.594614          6.25%                     0           1999
Class A                                6.186539           6.206555          0.32%                     0           1998
                                       5.520479           6.186539         12.07%                   105           1997
                                       5.410240           5.520479          2.04%                   130           1996
Massachusetts                         22.263692          30.676736         37.79%                     0           1999
Investors Growth                      16.014540          22.263692         39.02%                     0           1998
Stock Fund - Class A                  10.885279          16.014540         47.12%                   285           1997
                                      10.489862          10.885279          3.77%                   280           1996
Morgan Stanley Institutional Fund      1.106825           1.531860         38.40%               174,980           1999
- Equity Growth Portfolio -            1.000000           1.106825         10.68%                 5,955           1998
Class B
LifeDesigns Series - The               1.152311           1.421032         23.32%             2,218,802           1999
Aggressive Portfolio                   1.000000           1.152311         15.23%             2,046,802           1998
LifeDesigns Series - The               1.110341           1.144210          3.05%               882,125           1999
Conservative Portfolio                 1.000000           1.110341         11.03%               289,939           1998
LifeDesigns Series - The Moderate      1.145999           1.307445         14.09%             2,040,824           1999
Portfolio                              1.000000           1.145999         14.60%             1,328,203           1998
LifeDesigns Series - The               1.143522           1.355141         18.51%             1,750,808           1999
Moderately Aggressive Portfolio        1.000000           1.143522         14.35%               806,901           1998
LifeDesigns Series - The               1.131933           1.234169          9.03%               721,136           1999
Moderately Conservative Portfolio      1.000000           1.131933         13.19%               473,517           1998
Nationwide(R)Fund - Class D           26.867683          26.619171         -0.92%               823,372           1999
                                      20.757521          26.867683         29.44%               803,944           1998
                                      14.970505          20.757521         38.66%               142,531           1997
                                      14.282285          14.970505          4.82%                54,398           1996
Nationwide(R)Growth Fund -             4.750814           5.502618         15.82%                     0           1999
Class D                                3.866100           4.750814         22.88%                     0           1998
                                       3.084270           3.866100         25.35%               339,294           1997
                                       2.916904           3.084270          5.74%               286,704           1996
Nationwide(R)Money Market Fund         3.143571           3.267540          3.94%             5,308,031           1999
Prime Shares*                          3.012668           3.143571          4.35%             3,318,283           1998
                                       2.886060           3.012668          4.39%               985,611           1997
                                       2.867525           2.886060          0.65%             1,141,686           1996

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.61%.


                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund -        1.093694            1.301036        18.96%               676,972           1999
Institutional Service Class            1.000000            1.093694         9.37%                22,552           1998
(formerly, Class Y)
NSAT -  Nationwide Income Fund         1.000000            0.996623        -0.34%                 6,307           1999
NSAT - Nationwide Small Company        1.023450            1.463697        43.02%               845,013           1999
Fund                                   1.000000            1.023450         2.35%               877,300           1998
Neuberger Berman Partners Trust        1.041968            1.114314         6.94%                48,943           1999
                                       1.000000            1.041968         4.20%                 4,567           1998
Oppenheimer Global Fund - Class A      1.106594            1.741477        57.37%               238,979           1999
                                       1.000000            1.106594        10.66%                 5,875           1998
Prestige Balanced Fund -               1.061002            1.151398         8.52%               326,847           1999
Institutional Service Class            1.000000            1.061002         6.10%                48,644           1998
(formerly, Class Y)
Prestige International Fund -          1.092070            1.316225        20.53%               153,162           1999
Institutional Service Class            1.000000            1.092070         9.21%                16,097           1998
(formerly, Class Y)
Prestige Large Cap Growth Fund -       1.139564            1.525781        33.89%               812,797           1999
Institutional Service Class            1.000000            1.139564        13.96%                52,478           1998
(formerly, Class Y)
Prestige Large Cap Value Fund -        1.049429            0.993783        -5.30%               136,335           1999
Institutional Service Class            1.000000            1.049429         4.94%                 7,620           1998
(formerly, Class Y)
Prestige Small Cap Fund -              1.090386            1.285935        17.93%               440,526           1999
Institutional Service Class            1.000000            1.090386         9.04%                31,273           1998
(formerly, Class Y)
Putnam Investors Fund - Class A       24.443490           31.590137        29.24%                     0           1999
                                      18.163138           24.443490        34.58%                     0           1998
                                      13.600069           18.163138        33.55%                 4,776           1997
                                      13.246425           13.600069         2.67%                 4,735           1996
Putnam Voyager Fund - Class A          4.740725            7.350361        55.05%                     0           1999
                                       3.848283            4.740725        23.19%                     0           1998
                                       3.076140            3.848283        25.10%             2,223,516           1997
                                       3.055871            3.076140         0.66%             1,979,411           1996
Seligman Growth Fund, Inc. - Class A  16.892454           21.852770        29.36%                     0           1999
                                      12.578369           16.892454        34.30%                     0           1998
                                      10.724703           12.578369        17.28%                   684           1997
                                      10.357115           10.724703         3.55%                   684           1996
T. Rowe Price International Stock      2.132200            2.849969        33.66%                     0           1999
Fund(R)                                1.848790            2.132200        15.33%                     0           1998
                                       1.812803            1.848790         1.99%               783,958           1997
                                       1.725825            1.812803         5.04%               881,585           1996


                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Templeton                              1.775488            2.454445        38.24%             4,602,502           1999
Foreign Fund - Class A                 1.879853            1.775488        -5.55%             4,957,272           1998
                                       1.775020            1.879853         5.91%             1,763,615           1997
                                       1.678677            1.775020         5.74%             1,461,504           1996
Warburg Pincus Emerging                1.059122            1.491445        40.82%                97,575           1999
Growth Fund - Common Class             1.000000            1.059122         5.91%                 7,510           1998

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ..................................... 0.65%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM           2.751200            3.965223        44.13%                     0           1999
Constellation Fund - Institutional     2.318983            2.751200        18.64%             3,022,273           1998
Class                                  2.057438            2.318983        12.71%             2,389,104           1997
                                       1.897355            2.057438         8.44%             1,258,757           1996
American Century: Growth -             7.971577           10.666614        33.81%             1,084,862           1999
Investor Class                         5.866443            7.971577        35.88%             8,602,720           1998
                                       4.567407            5.866443        28.44%             6,244,941           1997
                                       4.139808            4.567401        10.33%             6,000,935           1996
American Century Select - Investor     2.768141            3.361506        21.44%             1,330,720           1999
Class                                  2.376192            2.768141        16.49%             1,181,418           1998
American Century: Ultra - Investor     3.388204            4.762030        40.55%            11,961,825           1999
Class                                  2.534668            3.388204        33.67%            35,694,678           1998
                                       2.071951            2.534668        22.33%            19,414,868           1997
                                       1.858002            2.071951        11.52%            16,258,739           1996
The Bond Fund of America(sm), Inc.     2.447231            2.487024         1.63%               284,552           1999
                                       2.342166            2.447231         4.49%             1,599,096           1998
                                       2.158056            2.342166         8.53%               736,645           1997
                                       2.057925            2.158056         4.87%               471,875           1996
Delaware Group Decatur Fund, Inc.      3.202651            3.072015        -4.08%                    26           1999
- Decatur Income Fund -                3.039369            3.202651         5.37%                   169           1998
Institutional Class
Dreyfus S&P 500 Index Fund             1.545632            1.846634        19.47%             7,202,634           1999
                                       1.379321            1.545632        12.06%             5,191,876           1998
Dreyfus Premier Third Century          4.586444            5.931110        29.32%                     0           1999
Fund, Inc. - Class Z                   3.546449            4.586444        29.32%             2,794,245           1998
                                       2.759214            3.546449        28.53%             2,302,999           1997
                                       2.421004            2.759214        13.97%             1,592,562           1996
Evergreen Income and Growth Fund -     2.397384            2.771693        15.61%                16,372           1999
Class Y                                2.432337            2.397384        -1.44%               431,682           1998
                                       1.949465            2.432337        24.77%               433,149           1997
                                       1.797507            1.949465         8.45%               494,994           1996
Federated U.S. Government              1.301463            1.286256        -1.17%               519,878           1999
Securities Fund: 2-5 Years -           1.304596            1.301463        -0.24%               344,294           1998
Institutional Shares
Fidelity Capital & Income Fund         4.863557            5.469896        12.47%                13,256           1999
                                       4.673077            4.863557         4.08%                85,411           1998
                                       4.100654            4.673077        13.96%                70,677           1997
                                       3.891882            4.100654         5.36%                84,610           1996
Fidelity Contrafund(R)                 3.292464            4.091441        24.27%            10,947,667           1999
                                       2.519627            3.292464        30.67%            16,051,389           1998
                                       2.061853            2.519627        22.20%             3,990,922           1997
                                       1.834521            2.061853        12.39%             1,600,079           1996


                                      ACCUMULATION        ACCUMULATION                        NUMBER OF
                                       UNIT VALUE          UNIT VALUE    PERCENTAGE      ACCUMULATION UNITS
                                      AT BEGINNING           AT END      CHANGE IN       OUTSTANDING AT THE
               FUND                    OF PERIOD           OF PERIOD     UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)             1.745707            1.970094        12.85%               688,022           1999
                                       1.592894            1.745707         9.59%               758,282           1998
Fidelity Equity-Income Fund            7.745874            8.246273         6.46%             2,331,508           1999
                                       6.928596            7.745874        11.80%            11,315,425           1998
                                       5.365090            6.928596        29.14%             7,574,670           1997
                                       4.792632            5.365090        11.94%             6,613,425           1996
Fidelity Growth & Income Portfolio     3.303630            3.624092         9.70%                     0           1999
                                       2.591531            3.303630        27.48%             6,458,278           1998
                                       2.003791            2.591531        29.33%             3,435,213           1997
                                       1.788691            2.003791        12.03%             1,071,573           1996
Fidelity Magellan(R)Fund               3.197672            3.940918        23.24%             6,699,000           1999
                                       2.408585            3.197672        32.76%            26,173,266           1998
                                       1.915038            2.408585        25.77%            16,840,881           1997
                                       1.732300            1.915038        10.55%            15,847,180           1996
The Growth Fund of America(R), Inc.    4.417868            6.395199        44.76%               434,365           1999
                                       3.736808            4.417868        18.23%               397,583           1998
The Income Fund of America(R), Inc.    2.836785            2.832933        -0.14%               278,766           1999
                                       2.688489            2.836785         5.52%               403,926           1998
INVESCO Equity Income Fund             2.378046            2.665322        12.08%               843,299           1999
(formerly, INVESCO Industrial          2.223486            2.378046         6.95%               660,119           1998
Income Fund)
Janus Fund                             2.682628            3.921398        46.18%             8,056,954           1999
                                       2.178119            2.682628        23.16%             4,344,666           1998
MAS Funds - Fixed Income Portfolio     1.414658            1.396889        -1.26%               518,616           1999
                                       1.385466            1.414658         2.11%               283,874           1998
MFS(R)Growth Opportunities Fund -     11.612729           15.324618        31.96%                89,067           1999
Class A                                9.048839           11.612729        28.33%             2,162,443           1998
                                       7.387670            9.048839        22.49%             1,999,203           1997
                                       6.482021            7.387670        13.97%             2,053,995           1996
MFS(R)High Income Fund - Class A       6.216512            6.608519         6.31%                 2,074           1999
                                       6.193345            6.216512         0.37%               664,163           1998
                                       5.523771            6.193345        12.12%               500,487           1997
                                       5.237254            5.523771         5.47%               466,255           1996
Massachusetts Investors Growth        22.299259           30.741088        37.86%                 2,247           1999
Stock Fund - Class A                  16.032114           22.299259        39.09%               262,889           1998
                                      10.891785           16.032114        47.19%               271,730           1997
                                       9.620839           10.891785        13.21%               270,135           1996
Nationwide(R)Bond Fund - Class D       2.342442            2.262343        -3.42%                     0           1999
                                       2.175755            2.342442         7.66%                43,138           1998
                                       2.003508            2.175755         8.60%                51,355           1997
                                       1.902228            2.003508         5.32%                53,369           1996
Nationwide(R)Fund - Class D           26.910596           26.675025        -0.88%                     0           1999
                                      20.780295           26.910596        29.50%             1,339,459           1998
                                      14.979448           20.780295        38.73%               721,864           1997
                                      13.293866           14.979448        12.68%               408,411           1996


                                      ACCUMULATION       ACCUMULATION                         NUMBER OF
                                       UNIT VALUE         UNIT VALUE      PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING          AT END         CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD          OF PERIOD      UNIT VALUE     END OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D     4.758406            5.514166        15.88%               402,620           1999
                                       3.870345            4.758406        22.95%             1,367,643           1998
                                       3.086114            3.870345        25.41%               658,443           1997
                                       2.801588            3.086114        10.16%               517,548           1996
Nationwide(R)Money Market Fund -       3.148614            3.274429         4.00%                     0           1999
Prime Shares*                          3.015983            3.148614         4.40%             4,349,555           1998
                                       2.887782            3.015983         4.44%             3,131,282           1997
                                       2.848502            2.887782         1.38%             3,694,679           1996
Neuberger Berman                       1.628931            1.755284         7.76%                     0           1999
Guardian Fund, Inc.                    1.601873            1.628931         1.69%               923,269           1998
                                       1.367075            1.601873        17.18%               614,486           1997
                                       1.203016            1.367075        13.64%               109,076           1996
Putnam Investors Fund - Class A       24.482535           31.656407        29.30%                18,355           1999
                                      18.183069           24.482535        34.64%             2,271,192           1998
                                      13.608194           18.183069        33.62%             1,771,233           1997
                                      12.172007           13.608194        11.80%             1,571,300           1996
Putnam Voyager                         4.748304            7.365787        55.12%             3,895,165           1999
Fund - Class A                         3.852510            4.748304        23.25%             6,536,365           1998
                                       3.077980            3.852510        25.16%             1,528,999           1997
                                       2.937103            3.077980         4.80%               990,216           1996
SEI Index Funds - S&P 500 Index        4.999357            6.000914        20.03%                     0           1999
Portfolio                              3.920739            4.999357        27.51%             8,122,338           1998
                                       2.965481            3.920739        32.21%             3,689,771           1997
                                       2.610748            2.965481        13.59%               724,558           1996
Seligman Growth Fund, Inc. -          16.919446           21.898623        29.43%                28,074           1999
Class A                               12.592179           16.919446        34.36%               108,084           1998
                                      10.731114           12.592179        17.34%               113,689           1997
                                       9.693645           10.731114        10.70%               121,166           1996
T. Rowe Price International Stock      2.135609            2.855951        33.73%             1,247,401           1999
Fund(R)                                1.850821            2.135609        15.39%             5,964,541           1998
                                       1.813888            1.850821         2.04%             4,875,751           1997
                                       1.686337            1.813888         7.56%             5,512,814           1996
Templeton                              1.778328            2.459598        38.31%                     0           1999
Foreign Fund - Class A                 1.881918            1.778328        -5.50%             1,352,884           1998
                                       1.776082            1.881918         5.96%             1,092,861           1997
                                       1.628310            1.776082         9.08%               168,098           1996

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.66%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE......................................0.60%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
American Century Growth - Investor     7.951067           10.644483        33.87%               222,325           1999
Class                                  6.793742            7.951067        17.04%               194,830           1998
American Century Ultra - Investor      3.379488            4.752151        40.62%             1,194,596           1999
Class                                  2.860641            3.379488        18.14%             1,072,286           1998
The Bond Fund of America(sm), Inc.     2.440904            2.481842         1.68%                99,564           1999
                                       2.374352            2.440904         2.80%                82,948           1998
Delaware Group Decatur Fund, Inc.      3.215194            3.085589        -4.03%                 6,112           1999
Decatur Income Fund -                  3.051041            3.215194         5.38%                 6,112           1998
Institutional Class
Dreyfus S&P 500 Index Fund             1.550532            1.853414        19.53%             1,329,208           1999
                                       1.383576            1.550532        12.07%             1,251,281           1998
Evergreen Income and Growth Fund -     2.391215            2.765943        15.67%                 3,198           1999
Class Y                                2.271589            2.391215         5.27%                 2,788           1998
Federated U.S. Government              1.306298            1.291685        -1.12%                89,786           1999
Securities Fund: 2-5 Years -           1.309331            1.306298        -0.23%                71,515           1998
Institutional Shares
Fidelity Asset Manager(TM)             1.752545            1.978799        12.91%                51,663           1999
                                       1.598998            1.752545         9.60%                53,124           1998
Fidelity Contrafund(R)                 3.283991            4.082951        24.33%             1,002,128           1999
                                       2.746239            3.283991        19.58%               979,826           1998
Fidelity Equity Income Fund            7.725951            8.229176         6.51%               160,208           1999
                                       7.163732            7.725951         7.85%               170,677           1998
Fidelity Magellan(R) Fund              3.189445            3.932743        23.30%               760,113           1999
                                       2.702803            3.189445        18.01%               683,273           1998
The Growth Fund of America(R), Inc.    4.435169            6.423449        44.83%               188,240           1999
                                       3.751125            4.435169        18.24%               162,774           1998
The Income Fund of America(R), Inc.    2.847897            2.845453        -0.09%               182,127           1999
                                       2.698792            2.847897         5.52%               153,954           1998
INVESCO Equity Income Fund             2.387360            2.677099        12.14%                96,777           1999
(formerly, INVESCO Industrial          2.232005            2.387360         6.96%                90,551           1998
Income Fund)
Janus Fund                             2.693134            3.938722        46.25%             1,468,959           1999
                                       2.186465            2.693134        23.17%               627,794           1998
MAS Funds - Fixed Income               1.420201            1.403064        -1.21%               149,573           1999
Portfolio                              1.390777            1.420201         2.12%               118,670           1998
LifeDesigns Series - The               1.154520            1.425179        23.44%               363,464           1999
Aggressive Portfolio                   1.000000            1.154520        15.45%               310,655           1998
LifeDesigns Series - The               1.112468            1.147549         3.15%               126,881           1999
Conservative Portfolio                 1.000000            1.112468        11.25%                66,069           1998
LifeDesigns Series - The Moderate      1.148195            1.311261        14.20%               409,338           1999
Portfolio                              1.000000            1.148195        14.82%               106,065           1998

[CAPTION]

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The               1.145713            1.359095        18.62%               403,961           1999
Moderately Aggressive Portfolio        1.000000            1.145713        14.57%               259,760           1998
LifeDesigns Series - The               1.134101            1.237770         9.14%                36,763           1999
Moderately Conservative                1.000000            1.134101        13.41%                50,620           1998
Portfolio
Nationwide(R)Growth Fund               4.746163            5.502728        15.94%                 1,403           1999
                                       4.355446            4.746163         8.97%                 1,583           1998
Prestige Balanced Fund -               1.061142            1.152701         8.63%                55,011           1999
Institutional Service Class            1.000000            1.061142         6.11%                     0           1998
(formerly, Class Y)
Prestige International Fund -          1.092213            1.317714        20.65%                 6,408           1999
Institutional Service Class            1.000000            1.092213         9.22%                     0           1998
(formerly, Class Y)
Prestige Large Cap Growth Fund -       1.139173            1.527506        34.03%               118,191           1999
Institutional Service Class            1.000000            1.139173        13.97%                 2,573           1998
(formerly, Class Y)
Prestige Large Cap Value Fund -        1.049566            0.994908        -5.21%                 7,280           1999
Institutional Service Class            1.000000            1.049566         4.96%                 4,696           1998
(formerly, Class Y)
Prestige Small Cap Fund -              1.090529            1.287390        18.05%                58,575           1999
Institutional Service Class            1.000000            1.090529         9.05%                     0           1998
(formerly, Class Y)
Putnam Investors Fund -               24.419553           31.590747        29.37%                 4,084           1999
Class A                               20.572742           24.419553        18.70%                 4,084           1998
Putnam Voyager Fund -                  4.736081            7.350493        55.20%               456,489           1999
Class A                                3.982081            4.736081        18.93%               454,607           1998
T. Rowe Price International            2.130112            2.850022        33.80%               131,413           1999
Stock Fund(R)                          1.968678            2.130112         8.20%               126,263           1998


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE..................................... 0.55%


                                         ACCUMULATION   ACCUMULATION                         NUMBER OF
                                          UNIT VALUE     UNIT VALUE      PERCENTAGE     ACCUMULATION UNITS
                                         AT BEGINNING      AT END        CHANGE IN      OUTSTANDING AT THE
               FUND                        OF PERIOD      OF PERIOD      UNIT VALUE     END OF THE PERIOD         YEAR
----------------------------------------------------------------------------------------------------------------------
American Century Income & Growth -         1.097955        1.287995        17.31%               737,029           1999
Investor Class                             1.000000        1.097955         9.80%                 8,687           1998
American Century: International            1.084619        2.033777        87.51%               739,410           1999
Discovery - Investor Class                 1.000000        1.084619         8.46%                 6,011           1998
The Bond Fund of America(sm), Inc.         2.437786        2.479919         1.73%                63,570           1999
                                           2.371116        2.437786         2.81%                82,138           1998
The Brown Capital Management -             1.000000        1.349380        34.94%                27,813           1999
Small Company Fund
Dreyfus Appreciation Fund, Inc             1.080487        1.818672         9.36%               527,407           1999
                                           1.000000        1.080487         8.05%               136,346           1998
Dreyfus Premier Midcap Stock               1.133654        1.247314        10.03%                62,807           1999
- Class A                                  1.000000        1.133654        13.37%                   914           1998
Dreyfus S&P 500 Index Fund                 1.549323        1.852895        19.59%               347,168           1999
                                           1.382381        1.549323        12.08%               153,801           1998
The Dreyfus Premier Third Century          4.557584        5.899679        29.45%             1,079,203           1999
Fund, Inc. - Class Z                       3.924740        4.557584        16.12%             1,265,956           1998
Evergreen Income and Growth                2.388169        2.763799        15.73%                52,484           1999
Fund - Class Y                             2.268502        2.388169         5.28%                91,000           1998
Federated U.S. Government                  1.304613        1.290667        -1.07%                95,731           1999
Securities Fund: 2-5 Years                 1.307530        1.304613        -0.22%                62,224           1998
Institutional Shares
Fidelity Advisor Growth                    1.089659        1.127945         3.51%               171,510           1999
Opportunities Fund - Class A               1.000000        1.089659         8.97%                87,134           1998
FidelityAdvisor High Yield Fund -          1.065207        1.147891         7.76%                36,883           1999
Class T                                    1.000000        1.065207         6.52%                     0           1998
Fidelity Asset Manager(TM)                 1.750311        1.977265        12.97%                34,007           1999
                                           1.596824        1.750311         9.61%                28,644           1998
Fidelity Contrafund(R)                     3.279805        4.079783        24.39%               584,972           1999
                                           2.742505        3.279805        19.59%               557,635           1998
Fidelity Equity - Income Fund              7.716109        8.222803         6.57%                94,865           1999
                                           7.154000        7.716109         7.86%                99,286           1998
Fidelity Magellan(R) Fund                  3.185381        3.929695        23.37%               306,414           1999
                                           2.699131        3.185381        18.02%               308,121           1998
The Growth Fund of America(R), Inc.        4.429517        6.418466        44.90%                46,601           1999
                                           3.746027        4.429517        18.25%                28,933           1998
The Income Fund of America(R), Inc.        2.844269        2.843248        -0.04%                46,183           1999
                                           2.695124        2.844269         5.53%                49,186           1998
INVESCO Dyanamics Fund, Inc.               1.172815        2.003821        70.86%             1,832,664           1999
                                           1.000000        1.172815        17.28%                14,593           1998
INVESCO Equity Income Fund                 2.384319        2.675024        12.19%               151,879           1999
(formerly, INVESCO Industrial              2.228972        2.384319         6.97%               158,514           1998
Income Fund)
INVESCO Total Return Fund                  1.024005        1.004559        -1.90%                68,424           1999
                                           1.000000        1.024005         2.40%                 2,474           1998


                                         ACCUMULATION   ACCUMULATION                           NUMBER OF
                                          UNIT VALUE     UNIT VALUE      PERCENTAGE       ACCUMULATION UNITS
                                         AT BEGINNING       AT END       CHANGE IN        OUTSTANDING AT THE
               FUND                        OF PERIOD      OF PERIOD      UNIT VALUE        END OF THE PERIOD      YEAR
----------------------------------------------------------------------------------------------------------------------
MAS Funds - Fixed Income                   1.418390        1.401976        -1.16%                31,369           1999
Portfolio                                  1.388855        1.418390         2.13%                15,856           1998
Massachusetts Investors Growth            22.213562       30.653547        37.99%                 1,094           1999
Stock Index Fund - Class A                18.886976       22.213562        17.61%                 1,109           1998
MFS(R)Growth Opportunities Fund -         11.568078       15.280950        32.10%                16,775           1999
Class A                                    9.756577       11.568078        18.57%                16,642           1998
MFS(R)High Income Fund -                   6.192408        6.589522         6.41%                 2,328           1999
Class A                                    5.864723        6.192408         5.59%                 2,329           1998
Morgan Stanley Institutional Fund,         1.107043        1.534459        38.61%                52,628           1999
Inc. - Equity Growth Portfolio -           1.000000        1.107043        10.70%                 7,861           1998
Class B
Nationwide Fund - Class D                 26.741341       26.533779        -0.78%               627,946           1999
                                          24.556068       26.741341         8.90%               940,065           1998
Nationwide(R)Growth Fund -                 4.740115        5.498462        16.00%                31,462           1999
Class D                                    4.349527        4.740115         8.98%                31,485           1998

Nationwide Money Market Fund -             3.136406        3.265016         4.10%             4,345,303           1999
Prime Shares*                              3.114777        3.136406         0.69%             3,511,177           1998

Nationwide S&P 500 Index Fund -            1.093909        1.303244        19.14%               897,383           1999
Institutional Service Class                1.000000        1.093909         9.39%               112,981           1998
(formerly, Class Y)
NSAT - Nationwide Income Fund              1.000000        0.996996        -0.30%                 1,007           1999
NSAT - Nationwide Small Company            1.007001        1.442332        43.23%               509,029           1999
Fund                                       0.888321        1.007001        13.36%               528,402           1998
Neuberger Berman Partners Trust            1.042174        1.116206         7.10%                12,556           1999
                                           1.000000        1.042174         4.22%                     0           1998
Oppenheimer Global Fund -                  1.106811        1.744429        57.61%               258,765           1999
Class A                                    1.000000        1.106811        10.68%                11,480           1998
Putnam Investors Fund - Class A           24.388433       31.566252        29.43%                10,721           1999
                                          20.544784       24.388433        18.71%                10,786           1998
Seligman Growth Fund, Inc. - Class        16.854407       21.836245        29.56%                   706           1999
A                                         14.649019       16.854407        15.05%                 1,971           1998
T. Rowe Price International Stock          2.127397        2.847810        33.86%               102,385           1999
Fund(R)                                    1.966001        2.127397         8.21%                85,069           1998
Templeton Foreign Fund - Class A           1.767129        2.446551        38.45%             4,159,686           1999
                                           1.745589        1.767129         1.23%             5,105,892           1998
Warburg Pincus Emerging Growth             1.059668        1.494067        41.03%               179,205           1999
Fund - Common Class                        0.893776        1.059668        18.53%                    30           1998


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.76%.

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE..................................    .0.50%


                                              ACCUMULATION      ACCUMULATION                         NUMBER OF
                                               UNIT VALUE        UNIT VALUE     PERCENTAGE       ACCUMULATION UNITS
                                              AT BEGINNING         AT END     CHANGE IN UNIT     OUTSTANDING AT THE
                   FUND                        OF PERIOD         OF PERIOD         VALUE          END OF THE PERIOD       YEAR
------------------------------------------------------------------------------------------------------------------------------
American Century Growth - Investor Class        7.922098          10.616300        34.01%               721,853           1999
                                                6.767843           7.922098        17.05%                     0           1998
American Century Ultra - Investor Class         3.367174           4.739567        40.76%             2,603,337           1999
                                                2.849735           3.367174        18.16%                     0           1998
The Bond Fund of America(sm), Inc.              2.431945           2.475221         1.78%               113,337           1999
                                                2.365233           2.431945         2.82%                     0           1998
Dreyfus S&P 500 Index Fund                      1.546031           1.849882        19.65%             1,939,404           1999
                                                1.379326           1.546031        12.09%                     0           1998
Evergreen Income and Growth Fund - Class Y      2.382498           2.758615        15.79%                 8,510           1999
                                                2.262924           2.382498         5.28%                     0           1998
Federated U.S. Government Securities            1.301958           1.288688        -1.02%                23,528           1999
Fund: 2-5 Years - Institutional Shares          1.304758           1.301958         0.21%                     0           1998
Fidelity Asset Manager(TM)                      1.746158           1.973560        13.02%               278,360           1999
                                                1.592900           1.746158         9.62%                     0           1998
Fidleity Capital & Income Fund                  4.834839           5.445808        12.64%                10,392           1999
                                                4.467731           4.834839         8.22%                     0           1998
Fidelity Contrafund(R)                          3.272022           4.072136        24.45%             2,107,617           1999
                                                2.735766           3.272022        19.60%                     0           1998
Fidelity Equity Income Fund                     7.697797           8.207390         6.62%             1,365,387           1999
                                                7.136416           7.697797         7.87%                     0           1998
Fidelity Magellan(R) Fund                       3.177824           3.922330        23.43%             2,413,022           1999
                                                2.692499           3.177824        18.03%                     0           1998
The Growth Fund of America(R), Inc.             4.419009           6.406436        44.97%               219,394           1999
                                                3.736824           4.419009        18.26%                     0           1998
The Income Fund of America(R), Inc.             2.837518           2.837919         0.01%               241,490           1999
                                                2.688500           2.837518         5.54%                     0           1998
INVESCO Equity Income Fund (formerly,           2.378661           2.670011        12.25%               171,754           1999
INVESCO Industrial Income Fund)                 2.223495           2.378661         6.98%                     0           1998
Janus Fund                                      2.683319           3.928288        46.40%             3,071,302           1999
                                                2.178128           2.683319        23.19%                     0           1998
MAS Funds - Fixed Income                        1.415024           1.399348        -1.11%                49,975           1999
Portfolio                                       1.385472           1.415024         2.13%                     0           1998
Massachusetts Investors Growth Stock           22.160876          30.596117        38.06%                   235           1999
Index Fund - Class A                           18.840585          22.160876        17.62%                     0           1998
MFS(R) Growth Opportunities Fund -             11.540626          15.252302        32.16%                 4,879           1999
Class A                                         9.732599          11.540626        18.58%                     0           1998
Nationwide(R) Growth Fund - Class D             4.728868           5.488156        16.06%                24,078           1999
                                                4.338838           4.728868         8.99%                     0           1998
Putnam Investors Fund -                        24.330583          31.507110        29.50%                 4,370           1999
Class A                                        20.494316          24.330583        18.72%                     0           1998
Putnam Voyager Fund -                           4.718816           7.331012        55.36%             1,243,339           1999
Class A                                         3.966894           4.718816        18.95%                     0           1998
T. Rowe Price International                     2.122346           2.842467        33.93%               157,024           1999
Stock Fund(R)                                   1.961168           2.122346         8.22%                     0           1998


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE...................................... 0.45%

                                      ACCUMULATION      ACCUMULATION                         NUMBER OF
                                       UNIT VALUE        UNIT VALUE      PERCENTAGE      ACCUMULATION UNITS
                                      AT BEGINNING         AT END        CHANGE IN       OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD      UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The               1.150582            1.422449        23.63%               192,690           1999
Aggressive Portfolio                   1.000000            1.150582        15.06%               211,944           1998
LifeDesigns Series - The               1.150582            1.145355         3.31%                57,204           1999
Conservative Portfolio                 1.000000            1.150582        10.87%                80,765           1998
LifeDesigns Series - The Moderate      1.144281            1.308751        14.37%               150,163           1999
Portfolio                              1.000000            1.144281        14.43%                80,286           1998
LifeDesigns Series - The               1.141807            1.356493        18.80%               162,211           1999
Moderately Aggressive Portfolio        1.000000            1.141807        14.18%               155,701           1998
LifeDesigns Series - The               1.130236            1.235402         9.30%               281,629           1999
Moderately Conservative Portfolio      1.000000            1.130236        13.02%               230,674           1998
Prestige Balanced Fund -               1.061351            1.154658         8.79%                57,978           1999
Institutional Service Class            1.000000            1.061351         6.14%                 3,404           1998
(formerly, Class Y)
Prestige International Fund -          1.092427            1.319950        20.83%                42,382           1999
Institutional Service Class            1.000000            1.092427         9.24%                 1,317           1998
(formerly, Class Y)
Prestige Large Cap Growth Fund -       1.061351            1.530097        34.23%               376,952           1999
Institutional Service Class            1.000000            1.139937        13.99%                 1,307           1998
(formerly, Class Y)
Prestige Large Cap Value Fund -        1.049773            0.996598        -5.07%                48,328           1999
Institutional Service Class            1.000000            1.049773         4.98%                 2,293           1998
(formerly, Class Y)
Prestige Small Cap Fund -              1.090743            1.289575        18.23%                91,958           1999
Institutional Service Class            1.000000            1.090743         9.07%                   946           1998
(formerly, Class Y)


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE...................................... 0.40%

                                         ACCUMULATION    ACCUMULATION                        NUMBER OF
                                          UNIT VALUE      UNIT VALUE     PERCENTAGE      ACCUMULATION UNITS
                                         AT BEGINNING      AT END        CHANGE IN       OUTSTANDING AT THE
               FUND                       OF PERIOD       OF PERIOD      UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM               2.734577        3.951118        44.49%             3,221,521           1999
Constellation Fund - Institutional         2.302741        2.734577        18.75%                     0           1998
Class
American Century Income & Growth -         1.098171        1.290181        17.48%               498,580           1999
Investor Class                             1.000000        1.098171         9.82%                79,664           1998
American Century Growth - Investor         7.923462       10.628738        34.14%             7,486,254           1999
Class                                      1.000000        7.923462        17.07%                 3,508           1998
American Century Ultra - Investor          3.367754        4.745119        40.90%            27,413,248           1999
Class                                      2.849743        3.367754        18.18%                     0           1998
American Century: International            1.084832        2.037221        87.79%               438,110           1999
Discovery - Investor Class                 1.000000        1.084832         8.48%                26,496           1998
The Bond Fund of America(sm), Inc.         2.432407        2.478179         1.88%             1,342,293           1999
                                           2.365279        2.432407         2.84%                     0           1998
The Brown Capital Management -             1.000000        1.349883        34.99%                37,793           1999
Small Company Fund
Dreyfus Appreciation Fund, Inc.            1.080700        1.183678         9.53%               148,798           1999
                                           1.000000        1.080700         8.07%                27,993           1998
Dreyfus Premier Midcap Stock               1.133877        1.249431        10.19%                46,051           1999
- Class A                                  1.000000        1.133877        13.39%                     0           1998
The Dreyfus Premier Third Century          4.558760        5.910051        29.64%               946,827           1999
Fund, Inc. - Class Z                       1.000000        4.558760        16.15%               737,042           1998
Evergreen Income and Growth                2.832909        2.761849        15.90%               365,065           1999
Fund - Class Y                             2.262930        2.382909         5.30%                     0           1998
Federated Bond Fund - Class F              1.019222        0.991409        -2.73%                61,902           1999
                                           1.000000        1.019222         1.92%                    12           1998
Fidelity Advisor Growth                    1.089873        1.129860         3.67%               100,819           1999
Opportunities Fund - Class A               1.000000        1.089873         8.99%                     0           1998
Fidelity Advisor High Yield Fund -         1.065795        1.149917         7.89%                 5,799           1999
Class T                                    1.000000        1.065795         6.58%                     0           1998
Fidelity Capital and Income Fund           4.836063        5.452661        12.75%                58,579           1999
                                           4.468010        4.836063         8.24%                     0           1998
Fidelity Contrafund(R)                     3.272585        4.076907        24.58%             7,939,844           1999
                                           2.735774        3.272585        19.62%                     0           1998
Fidelity Equity - Income Fund              7.699124        8.217016         6.73%             7,000,669           1999
                                           7.136435        7.699124         7.88%                     0           1998
Fidelit Growth and Income Portfolio         3.28394        3.611237         9.97%             6,969,605           1999
                                           2.928285        3.283694        12.14%                     0           1998
Fidelity Magellan(R) Fund                  3.178371        3.926927        23.55%            23,673,464           1999
                                           2.692507        3.178371        18.05%                     0           1998
INVESCO Dynamics Fund                      1.173045        2.007217        71.11%             1,083,453           1999
                                           1.000000        1.173045        17.30%                   818           1998
INVESCO Total Return Fund                  1.024207        1.006265        -1.75%               102,981           1999
                                           1.000000        1.024207         2.42%                    44           1998
MFS(R) Growth Opportunities Fund -        11.542612       15.270172        32.29%             1,932,941           1999
Class A                                    1.000000       11.542612        18.60%                 4,519           1998


                                        ACCUMULATION     ACCUMULATION                        NUMBER OF
                                         UNIT VALUE      UNIT VALUE      PERCENTAGE      ACCUMULATION UNITS
                                        AT BEGINNING       AT END        CHANGE IN       OUTSTANDING AT THE
               FUND                       OF PERIOD       OF PERIOD      UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth            22.164689       30.631957        38.20%               261,200           1999
Stock                                     18.840636        22.16489        17.64%                     0           1998
Morgan Stanley Institutional Fund,         1.107260        1.537062        38.82%                38,243           1999
Inc. - Equity Growth Portfolio -           1.000000        1.107260        10.73%                     0           1998
Class B
Nationwide(R) Bond Fund -                  2.329200        2.255215        -3.18%                43,149           1999
Class D                                    2.313368        2.329200         0.68%                     0           1998
Nationwide(R) Fund - Class D              26.748259       26.580493        -0.63%               430,997           1999
                                          24.556168       26.748259         8.93%               487,464           1998
Nationwide(R) Growth Fund -                4.729683        5.494590        16.17%               990,383           1999
Class D                                    4.338850        4.729683         9.01%                     0
Nationwide(R) Money Market Fund -          3.130815        3.264112         4.26%             3,318,221           1999
Prime Shares*                              3.108429        3.130815         0.72%             2,298,866           1998
Nationwide S&P 500 Index Fund -            1.094125        1.305455        19.31%               297,116           1999
Institutional Service Class                1.000000        1.094125         9.41%               116,258           1998
(formerly, Class Y)
Neuberger Berman                           1.619095        1.749050         8.03%               842,086           1999
Guardian Fund, Inc.                        1.468037        1.619095        10.29%                     0           1998
Neuberger Berman Partners Trust            1.042379        1.118102         7.26%                 1,652           1999
                                           1.000000        1.042379         4.24%                     0           1998
NSAT - Nationwide Small Company            1.007261        1.444867        43.45%               268,592           1999
Fund                                       1.000000        1.007261        13.39%               384,544           1998
Oppenheimer Global Fund -                  1.107029        1.747386        57.84%               227,057           1999
Class A                                    1.000000        1.107029        10.70%                29,079           1998
Putnam Investors Fund - Class A           24.334769       31.544030        29.63%             2,486,684           1999
                                          20.494371       24.334769        18.74%                     0           1998
Putnam Voyager Fund - Class A              4.719627        7.339596        55.51%             3,533,648           1999
                                           3.966904        4.719627        18.98%                     0           1998
SEI Index Funds - S&P 500 Index            4.969193        5.979665        20.33%            11,066,988           1999
Portfolio                                  4.434002        4.969193        12.07%                     0           1998
Seligman Growth Fund, Inc. - Class        16.817324       21.820873        29.75%               107,765           1999
A                                         14.613074       16.817324        15.08%                     0           1998
T. Rowe Price International                2.122711        2.845797        34.06%             4,776,405           1999
Stock Fund(R)                              1.961173        2.122711         8.24%                     0           1998
Templeton Foreign Fund - Class A           1.767586        2.450852        38.66%             2,316,464           1999
                                           1.745596        1.767586         1.26%             2,148,011           1998
Warburg Pincus Emerging Growth             1.059668        1.496693        41.24%                31,745           1999
Fund - Common Class                        1.000000        1.059668        18.56%                21,363           1998

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 4.92%.

The Brown Capital Management Small Company Fund was added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ..................................... 0.35%

                                         ACCUMULATION    ACCUMULATION                         NUMBER OF
                                          UNIT VALUE      UNIT VALUE     PERCENTAGE      ACCUMULATION UNITS
                                         AT BEGINNING       AT END       CHANGE IN       OUTSTANDING AT THE
               FUND                       OF PERIOD       OF PERIOD      UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
American Century Income & Growth -         1.098243        1.20910         17.54%               139,180           1999
Investor Class                             1.000000        1.098243         9.82%                     0           1998
American Century Growth - Investor         7.954489       10.675688        34.21%               177,055           1999
Class                                      6.793788        7.954489        17.08%                     0           1998
American Century Ultra - Investor          3.380942        4.766080        40.97%             1,308,709           1999
Class                                      2.860660        3.380942        18.19%                     0           1998
American Century: International            1.084903        2.038370        87.88%               125,081           1999
Discovery - Investor Class                 1.000000        1.084903         8.49%                     0           1998
The Bond Fund of America(sm), Inc.         2.442063        2.489266         1.93%                29,454           1999
                                           2.374466        2.442063         2.85%                     0           1998
Delaware Group Decatur Fund, Inc.          3.216581        3.094647        -3.97%                   143           1999
Decatur Income Fund -                      3.051062        3.216581         5.42%                     0           1998
Institutional Class
Dreyfus Appreciation Fund, Inc.            1.080771        1.184347         9.58%                77,549           1999
                                           1.000000        1.080771         8.08%                     0           1998
Dreyfus Premier Midcap Stock               1.133951         1.250137       10.25%                   733           1999
- Class A                                  1.000000         1.133951       13.40%                     0           1998
The Dreyfus Premier Third Century          4.581408        5.942379        29.71%               261,622           1999
Fund, Inc. - Class Z                       3.943920        4.581408        16.16%               276,300           1998
Dreyfus S&P 500 Index Fund                 1.551200        1.858850        19.83%               717,794           1999
                                           1.383586        1.551200        12.11%                     0           1998
Evergreen Income and Growth                2.392246        2.774057        15.96%                13,462           1999
Fund - Class Y                             2.271604        2.392246         5.31%                     0           1998
Federated Bond Fund - Class F              1.019289        0.991970        -2.68%                   124           1999
                                           1.000000        1.019289         1.93%                     0           1998
Federated U.S. Government                  1.307125        1.295754        -0.87%                 1,804           1999
Securities Fund: 2-5 Years -               1.309601        1.307125        -0.19%                     0           1998
Institutional Shares
Fidelity Asset Manager(TM)                 1.753300        1.984605        13.19%                83,541           1999
                                           1.599009        1.753300         9.65%                     0           1998
Fidleity Capital & Income Fund             4.836675        5.456089        12.81%                 3,640           1999
                                           4.468284        4.836675         8.24%                     0           1998
Fidelity Contrafund(R)                     3.285403        4.094921        24.64%               720,474           1999
                                           2.746257        3.285403        19.63%                     0           1998
Fidelity Equity Income Fund                7.729281        8.253327         6.78%               270,892           1999
                                           7.163780        7.729281         7.89%                     0           1998
Fidelity Magellan(R) Fund                  3.190817        3.944274        23.61%               533,977           1999
                                           2.702822        3.190817        18.06%                     0           1998
Fidelity Advisor Growth                    1.089945        1.130500         3.72%                15,210           1999
Opportunities Fund - Class A               1.000000        1.089945         8.99%                     0           1998
Fidelity Advisor High Yield Fund -         1.065570        1.150592         7.98%                   306           1999
Class T                                    1.000000        1.065570         6.56%                     0           1998
The Growth Fund of America(R), Inc.        4.437077        6.442272        45.19%                21,026           1999
                                           3.751150        4.437077        18.29%                     0           1998

[CAPTION]

                                         ACCUMULATION    ACCUMULATION                         NUMBER OF
                                           UNIT VALUE     UNIT VALUE      PERCENTAGE      ACCUMULATION UNITS
                                          AT BEGINNING      AT END         CHANGE IN      OUTSTANDING AT THE
               FUND                        OF PERIOD       OF PERIOD      UNIT VALUE       END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.        2.849125        2.853804         0.16%                25,458           1999
                                           2.698810        2.849129         5.57%                     0           1998
INVESCO Equity Income Fund                 2.388389        2.684954        12.42%                60,051           1999
(formerly, INVESCO Industrial              2.232020        2.388389         7.01%                     0           1998
Income Fund)
INVESCO Dynamics Fund                      1.173122        2.008350        71.20%               228,782           1999
                                           1.000000        1.173122        17.31%                     0           1998
INVESCO Total Return Fund                  1.024274        1.006835        -1.70%               155,683           1999
                                           1.000000        1.024274         2.43%                     0           1998
Janus Fund                                 2.694292        3.950263        46.62%               457,325           1999
                                           2.186480        2.694292        23.23%                     0           1998
MFS(R) Growth Opportunities Fund -        11.587826       15.337646        32.36%                 5,806           1999
Class A                                    9.769923       11.587826        18.61%                     0           1998
MFS(R) High Income Fund -                  6.204334        6.615489         6.63%                   574           1999
Class A                                    5.874013        6.204334         5.62%                     0           1998
MAS Funds - Fixed Income                   1.420814        1.407184        -0.96%                 6,085           1999
Portfolio                                  1.390786        1.420814         2.16%                     0           1998
Morgan Stanley Institutional Fund,         1.107333        1.537930        38.89%                 1,216           1999
Inc. - Equity Growth Portfolio -           1.000000        1.107333        10.73%                     0           1998
Class B
Nationwide(R) Fund - Class D              26.881104       26.725868        -0.58%                79,358           1999
                                          24.676032       26.881104         8.94%               104,750           1998
Nationwide(R) Growth Fund -                4.748208        5.518868        16.23%                19,758           1999
Class D                                    4.355475        4.748208         9.02%                     0
Nationwide(R) Money Market Fund -          3.142446        3.277883         4.31%               244,130           1999
Prime Shares*                              3.119710        3.142446         0.73%               175,079           1998
Nationwide S&P 500 Index Fund -            1.094197        1.306193        19.37%               123,439           1999
Institutional Service Class                1.000000        1.094197         9.42%                     0           1998
(formerly, Class Y)
NSAT - Nationwide Small Company            1.024134        1.469803        43.52%                25,917           1999
Fund                                       0.903129        1.024134        13.40%                18,482           1998
Oppenheimer Global Fund -                  1.107101        1.748372        57.92%                32,584           1999
Class A                                    1.000000        1.107101        10.71%                     0           1998
Putnam Investors Fund - Class A           24.430059       31.683372        29.69%                 1,241           1999
                                          20.572881       24.430059        18.75%                     0           1998
Putnam Voyager Fund - Class A              4.738117        7.372028        55.59%               271,538           1999
                                           3.982108        4.738117        18.99%                     0           1998
T. Rowe Price International                2.131029        2.858375        34.13%                56,963           1999
Stock Fund(R)                              1.968691        2.131029         8.25%                     0           1998
Templeton Foreign Fund - Class A           1.776379        2.464273        38.72%               373,208           1999
                                           1.754131        1.776379         1.27%               365,896           1998
Warburg Pincus Emerging Growth             1.059759        1.497569        41.31%                    22           1999
Fund - Common Class                        0.893781        1.059759        18.75%                     0           1998

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31,1999 was 4.97%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.......................................0.30%

                                          ACCUMULATION    ACCUMULATION                          NUMBER OF
                                            UNIT VALUE     UNIT VALUE      PERCENTAGE      ACCUMULATION UNITS
                                           AT BEGINNING      AT END         CHANGE IN      OUTSTANDING AT THE
                FUND                        OF PERIOD      OF PERIOD       UNIT VALUE       END OF THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth -           1.098315       1.291640         17.60%               146,747            1999
Investor Class                               1.000000       1.098315          9.83%                 4,917            1998
American Century Growth - Investor           7.952673      10.678583         34.28%               146,747            1999
Class                                        1.059651       7.952673        650.50%               261,146            1998
American Century Ultra - Investor            3.380172       4.767375         41.04%               788,095            1999
Class                                        1.000000       3.380172         18.20%               717,400            1998
American Century: International              1.084974       2.039521         87.98%                14,874            1999
Discovery - Investor Class                   1.000000       1.084974          8.50%                     0            1998
The Brown Capital Management - Small         1.000000       1.350218         35.02%                 8,181            1999
Company Fund
Dreyfus Appreciation Fund, Inc.              1.080842       1.185017          9.64%               161,641            1999
                                             1.000000       1.080842          8.08%                 4,977            1998
Dreyfus Premier Midcap Stock                 1.134025       1.250844         10.30%                 3,091            1999
- Class A                                    1.000000       1.134025         13.40%                     0            1998
The Dreyfus Premier Third Century            4.575570       5.937771         29.77%               147,027            1999
Fund, Inc. - Class Z                         1.000000       4.575570         16.71%               144,811            1998
Fidelity Advisor Growth                      1.090017       1.131139          3.77%                   918            1999
Opportunities Fund - Class A                 1.000000       1.090017          9.00%                     0            1998
Fidelity Advisor High Yield Fund -           1.065661       1.151268          8.03%                   242            1999
Class T                                      1.000000       1.065661          6.57%                     0            1998
INVESCO Dynamics Fund                        1.024324       1.007404         -1.65%                11,842            1999
                                             1.000000       1.024342          2.43%                     0            1998
INVESCO Total Return Fund                    1.173198       2.009484         71.28%               222,915            1999
                                             1.000000       1.173198         17.32%                     0            1998
Janus Fund                                   2.693678       3.951336         46.69%               928,552            1999
                                             1.000000       2.693678         23.24%               597,789            1998
Morgan Stanley Equity Growth                 1.107406       1.538799         38.96%                 6,866            1999
Portfolio - Class B                          1.000000       1.107406         10.74%                 3,268            1998
Nationwide(R) Fund - Class D                26.846869      26.705183         -0.53%                45,608            1999
                                            24.642515      26.846869          8.95%                53,286            1998
Nationwide(R) Money Market Fund -            3.138391       3.275296          4.36%               303,516            1999
Prime Shares*                                3.115419       3.138391          0.74%               294,839            1998
Nationwide S&P 500 Index Fund -              1.094268       1.306932         19.43%                 8,893            1999
Institutional Service Class                  1.000000       1.094268          9.43%                     0            1998
(formerly, Class Y)
NSAT - Nationwide Income Fund                1.000000       0.997618         -0.24%               101,913            1999
NSAT - Nationwide Small Company Fund         1.025150       1.471996         43.59%                 5,845            1999
                                             0.903948       1.025150         13.41%                19,929            1998
Oppenheimer Global Fund - Class A            1.107174       1.749360         58.00%                 6,349            1999
                                             1.000000       1.107174         10.72%                 1,060            1998
Putnam Voyager Fund - Class A                4.737037       7.374027         55.67%               216,993            1999
                                             3.980864       4.737037         19.00%               246,793            1998
Templeton Foreign Fund - Class A             1.774115       2.462361         38.79%               245,001            1999
                                             1.000000       1.774115          1.28%               232,860            1998
Warburg Pincus Emerging Growth Fund          1.059850       1.498446         41.38%                   141            1999
- Common Class                               0.893782       1.059850         18.58%                     0            1998

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 5.02%.

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE...................................... 0.25%


                                             ACCUMULATION      ACCUMULATION                             NUMBER OF
                                              UNIT VALUE        UNIT VALUE         PERCENTAGE      ACCUMULATION UNITS
                                             AT BEGINNING         AT END         CHANGE IN UNIT    OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD            VALUE         END OF THE PERIOD      YEAR
------------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth -            1.098387          1.292371           17.66%               186,953          1999
Investor Class                                 1.000000          1.098387            9.84%                     0          1998
American Century: International                1.085045          2.040671           88.07%               498,602          1999
Discovery - Investor Class                     1.000000          1.085045            8.50%                     0          1998
The Brown Capital Management - Small           1.000000          1.350386           35.04%                 2,091          1999
Company Fund
The Dreyfus Premier Third Century Fund,        4.559937          5.920440           29.84%               184,580          1999
Inc. - Class Z                                 3.924771          4.559937           16.18%                     0          1998
Dreyfus Premier Mid Cap Stock Fund -           1.134100          1.251552           10.36%                18,329          1999
Class A                                        1.000000          1.134100           13.41%                     0          1998
Dreyfus Appreciation Fund, Inc.                1.080913          1.185687            9.69%                57,224          1999
                                               1.000000          1.080913            8.09%                     0          1998
Fideltiy Advisor Growth Opportunities          1.090088          1.131779            3.82%                17,444          1999
Fund - Class A                                 1.000000          1.090088            9.01%                     0          1998
Fidelity Advisor High Yield Fund -             1.065752          1.151943            8.09%                42,423          1999
Class T                                        1.000000          1.065752            6.58%                     0          1998
INVESCO Dynamics Fund                          1.173275          2.010619           71.37%               720,542          1999
                                               1.000000          1.173275           17.33%                     0          1998
INVESCO Total Return Fund                      1.024409          1.007975           -1.60%                48,323          1999
                                               1.000000          1.024409            2.44%                     0          1998
LifeDesigns Series - The Aggressive            1.150978          1.425785           23.88%                50,699          1999
Portfolio                                      1.000000          1.150978           15.10%                68,325          1998
LifeDesigns Series - The Conservative          1.109060          1.148044            3.52%               109,576          1999
Portfolio                                      1.000000          1.109060           10.91%                83,356          1998
LifeDesigns Series - The Moderate              1.144675          1.311822           14.60%                 7,558          1999
Portfolio                                      1.000000          1.144675           14.47%                21,387          1998
LifeDesigns Series - The Moderately            1.142200          1.359675           19.04%                51,435          1999
Aggressive Portfolio                           1.000000          1.142200           14.22%                43,931          1998
LifeDesigns Series - The Moderately            1.130626          1.238302            9.52%                53,327          1999
Conservative Portfolio                         1.000000          1.130626           13.06%                 6,709          1998
Morgan Stanley Institutional Fund, Inc.        1.107478          1.539669           39.02%                36,773          1999
- Equity Growth Portfolio - Class B            1.000000          1.107478           10.75%                     0          1998
NSAT - Nationwide Small Company Fund           1.007521          1.447406           43.66%                55,162          1999
                                               1.000000          1.007521            0.75%                     0          1998
Nationwide(R) Fund - Class D                  26.755178         26.627289           -0.48%                91,485          1999
                                              24.556268         26.755178            8.95%                     0          1998
Nationwide(R) Money Market Fund - Prime        3.132003          3.270268            4.41%             2,172,198          1999
Shares*                                        3.108813          3.132003            0.75%                     0          1998
Nationwide S&P 500(R) Index Fund -             1.094340          1.307671           19.49%                29,576          1999
Institutional Service Class                    1.000000          1.094340            9.43%                     0          1998
(formerly, Class Y)
Neuberger Berman Partners Trust                1.042585          1.120001            7.43%                16,168          1999
                                               1.000000          1.042585            4.26%                     0          1998


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 5.07%.

                                             ACCUMULATION      ACCUMULATION                            NUMBER OF
                                              UNIT VALUE        UNIT VALUE         PERCENTAGE     ACCUMULATION UNITS
                                             AT BEGINNING         AT END         CHANGE IN UNIT   OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD           VALUE         END OF THE PERIOD      YEAR
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A              1.107246          1.750348           58.08%               110,037         1999
                                               1.000000          1.107246           10.72%                     0         1998
Prestige Balanced Fund - Institutional         1.061629          1.157273            9.01%                 8,349         1999
Service Class (formerly, Class Y)              1.000000          1.061629            6.16%                     0         1998
Prestige International Fund -                  1.092713          1.322937           21.07%                33,534         1999
Institutional Service Class (formerly,         1.000000          1.092713            9.27%                     0         1998
Class Y)
Prestige Large Cap Growth Fund -               1.140236          1.533558           34.49%                30,742         1999
Institutional Service Class                    1.000000          1.140236           14.02%                     0         1998
(formerly, Class Y)
Prestige Large Cap Value Fund -                1.050049          0.998856           -4.88%                16,763         1999
Institutional Service Class                    1.000000          1.050049            5.00%                     0         1998
(formerly, Class Y)

Prestige Small Cap Fund - Institutional        1.091029          1.292494           18.47%                40,208         1999
Service Class (formerly, Class Y)              1.000000          1.091029            9.10%                     0         1998
Templeton Foreign Fund - Class A               1.768043          2.455160           38.86%               585,253         1999
                                               1.745603          1.768043            1.29%                     0         1998
Warburg Pincus Emerging Growth Fund -          1.059944          1.499323           41.45%               107,450         1999
Common Class                                   0.893784          1.059941           18.59%                     0         1998

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ..................................... 0.20%

                                             ACCUMULATION      ACCUMULATION                            NUMBER OF
                                              UNIT VALUE        UNIT VALUE        PERCENTAGE       ACCUMULATION UNITS
                                             AT BEGINNING         AT END        CHANGE IN UNIT     OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD            VALUE         END OF THE PERIOD     YEAR
-----------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth -            1.098459          1.293101           17.72%                21,046         1999
Investor Class                                 1.000000          1.098459            9.85%                     0         1998
American Century: International                1.085116          2.041822           88.17%                39,397         1999
Discovery - Investor Class                     1.000000          1.085116            8.51%                     0         1998
The Brown Capital Management - Small           1.000000          1.350553           35.06%                 6,584         1999
Company Fund
The Dreyfus Premier Third Century Fund,        4.582591          5.952826           29.90%                34,885         1999
Inc. - Class Z                                 3.943936          4.582591           16.19%                     0         1998
Dreyfus Premier Mid Cap Stock Fund -           1.134174          1.252259           10.41%                 1,365         1999
Class A                                        1.000000          1.134174           13.42%                     0         1998
Dreyfus Appreciation Fund, Inc.                1.080984          1.186358            9.75%                 5,899         1999
                                               1.000000          1.080984            8.10%                     0         1998
Federated Bond Fund - Class F                  1.019490          0.993656           -2.53%                   328         1999
                                               1.000000          1.019490            1.95%                     0         1998
Fideltiy Advisor Growth Opportunities          1.090160          1.132419            3.88%                 2,559         1999
Fund - Class A                                 1.000000          1.090160            9.02%                     0         1998
Fidelity Advisor High Yield Fund -             1.065843          1.152619            8.14%                    52         1999
Class T                                        1.000000          1.065843            6.58%                     0         1998
INVESCO Dynamics Fund                          1.173352          2.011755           71.45%                90,653         1999
                                               1.000000          1.173352           17.34%                     0         1998
INVESCO Total Return Fund                      1.024476          1.008545           -1.56%                24,666         1999
                                               1.000000          1.024476            2.45%                     0         1998
LifeDesigns Series - The Aggressive            1.155315          1.431872           23.94%               233,674         1999
Portfolio                                      1.000000          1.155315           15.53%                11,063         1998
LifeDesigns Series - The Conservative          1.113236          1.152943            3.57%                 2,597         1999
Portfolio                                      1.000000          1.113236           11.32%                14,242         1998
LifeDesigns Series - The Moderate              1.148987          1.317421           14.66%                96,127         1999
Portfolio                                      1.000000          1.148987           14.90%                    43         1998
LifeDesigns Series - The Moderately            1.146503          1.365479           19.10%               137,378         1999
Aggressive Portfolio                           1.000000          1.146503           14.65%                94,205         1998
LifeDesigns Series - The Moderately            1.134884          1.243587            9.58%                25,556         1999
Conservative Portfolio                         1.000000          1.134884           13.49%                 7,860         1998
Morgan Stanley Institutional Fund, Inc.        1.107551          1.540539           39.09%                   113         1999
- Equity Growth Portfolio - Class B            1.000000          1.107551           10.76%                     0         1998
NSAT - Nationwide Small Company Fund           1.024398          1.472386           43.73%                23,771         1999
                                               0.903132          1.024398           13.43%                     0         1998
Nationwide(R) Fund - Class D                  26.888057         26.772920           -0.43%                33,133         1999
                                              24.676133         26.888057            8.96%                     0         1998
Nationwide(R) Money Market Fund - Prime        3.143637          3.284062            4.47%               304,873         1999
Shares*                                        3.120096          3.143637            0.75%                     0         1998
Nationwide S&P 500(R) Index Fund -             1.094412          1.308410           19.55%                77,160         1999
Institutional Service Class                    1.000000          1.094412            9.44%                     0         1998
(formerly, Class Y)


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 5.12%.


                                             ACCUMULATION      ACCUMULATION                             NUMBER OF
                                              UNIT VALUE        UNIT VALUE        PERCENTAGE       ACCUMULATION UNITS
                                             AT BEGINNING         AT END        CHANGE IN UNIT     OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD            VALUE          END OF THE PERIOD    YEAR
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                1.042653          1.120634            7.48%                    32         1999
                                               1.000000          1.042653            4.27%                     0         1998
Oppenheimer Global Fund - Class A              1.107319          1.751336           58.16%                 6,106         1999
                                               1.000000          1.107319           10.73%                     0         1998
Prestige Balanced Fund - Institutional         1.061699          1.157927            9.06%                   521         1999
Service Class (formerly, Class Y)              1.000000          1.061699            6.17%                     0         1998
Prestige Large Cap Growth Fund -               1.140311          1.534425           34.56%                21,237         1999
Institutional Service Class                    1.000000          1.140311           14.03%                     0         1998
(formerly, Class Y)
Prestige Large Cap Value Fund -                1.050118          0.999421           -4.83%                   504         1999
Institutional Service Class                    1.000000          1.050118            5.01%                     0         1998
(formerly, Class Y)
Prestige Small Cap Fund - Institutional        1.091101          1.293224           18.52%                10,351         1999
Service Class (formerly, Class Y)              1.000000          1.091101            9.11%                     0         1998
Templeton Foreign Fund - Class A               1.776838          2.468606           38.93%                98,253         1999
                                               1.754138          1.776838            1.29%                     0         1998
Warburg Pincus Emerging Growth Fund -          1.000000          1.428738           42.87%                10,887         1999
Common Class

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 5.12%.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE  ......................................0.15%


                                        ACCUMULATION      ACCUMULATION                           NUMBER OF
                                         UNIT VALUE        UNIT VALUE        PERCENTAGE      ACCUMULATION UNITS
                                        AT BEGINNING         AT END          CHANGE IN       OUTSTANDING AT THE
               FUND                      OF PERIOD          OF PERIOD        UNIT VALUE       END OF THE PERIOD     YEAR
------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth         1.098531           1.293832          17.78%               432,773         1999
- Investor Class                          1.000000           1.098531           9.85%                     0         1998
American Century: International           1.085187           2.042975          88.26%             4,889,042         1999
Discovery - Investor Class                1.000000           1.085187           8.52%                     0         1998
The Dreyfus Premier Third Century         4.560722           5.927377          29.97%             3,233,255         1999
Fund, Inc. - Class Z                      3.924782           4.560722          16.20%                     0         1998
Dreyfus Premier Mid Cap Stock Fund        1.134248           1.252967          10.47%               118,232         1999
- Class A                                 1.000000           1.134248          13.42%                     0         1998
Dreyfus Appreciation Fund, Inc.           1.081055           1.187029           9.80%               133,319         1999
                                          1.000000           1.081055           8.11%                     0         1998
Federated Bond Fund - Class F             1.019557           0.994218          -2.49%                52,289         1999
                                          1.000000           1.019557           1.96%                     0         1998
Fideltiy Advisor Growth                   1.090231           1.133060           3.93%                55,638         1999
Opportunities Fund - Class A              1.000000           1.090231           9.02%                     0         1998
INVESCO Dynamics Fund                     1.173429           2.012890          71.54%             8,448,102         1999
                                          1.000000           1.173429          17.34%                     0         1998
LifeDesigns Series - The                  1.155248           1.432505          24.00%                54,968         1999
Aggressive Portfolio                      1.000000           1.155248          15.52%                14,581         1998
LifeDesigns Series - The                  1.113172           1.153453           3.62%                14,747         1999
Conservative Portfolio                    1.000000           1.113172          11.32%                 1,089         1998
LifeDesigns Series - The Moderate         1.148920           1.318004          14.72%                45,388         1999
Portfolio                                 1.000000           1.148920          14.89%                 8,670         1998
LifeDesigns Series - The                  1.146437           1.366083          19.16%                85,891         1999
Moderately Aggressive Portfolio           1.000000           1.146437          14.64%                17,344         1998
LifeDesigns Series - The                  1.134818           1.224137           9.63%                23,410         1999
Moderately Conservative Portfolio         1.000000           1.134818          13.48%                 4,278         1998
 Morgan Stanley Institutional             1.107624           1.541410          39.16%               540,401         1999
Fund, Inc. - Equity Growth                1.000000           1.107624          10.76%                     0         1998
Portfolio - Class B
Nationwide(R) Fund - Class D             26.759791          26.658533          -0.38%             1,112,789         1999
                                         24.556335          26.759791           8.97%                     0         1998
Nationwide(R) Money Market Fund -         3.132794           3.274374           4.52%             7,211,248         1999
Prime Shares*                             3.109069           3.132794           0.76%                     0         1998
Nationwide S&P 500(R) Index Fund -        1.094484           1.309150          19.61%             2,082,744         1999
Institutional Service Class               1.000000           1.094484           9.45%                     0         1998
Prestige International Fund -             1.092857           1.324432          21.19%                15,758         1999
Institutional Service Class               1.000000           1.092857           9.29%                     0         1998
(formerly, Class Y)
Prestige Large Cap Value Fund -           1.050187           0.999986          -4.78%                   499         1999
Institutional Service Class               1.000000           1.050187           5.02%                     0         1998
(formerly, Class Y)

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of December 31, 1999 was 5.17%.



                                        ACCUMULATION      ACCUMULATION                           NUMBER OF
                                         UNIT VALUE        UNIT VALUE        PERCENTAGE      ACCUMULATION UNITS
                                        AT BEGINNING         AT END          CHANGE IN       OUTSTANDING AT THE
               FUND                      OF PERIOD          OF PERIOD        UNIT VALUE       END OF THE PERIOD     YEAR
------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -                 1.091172           1.293956          18.58%                    77         1999
Institutional Service Class               1.000000           1.091172           9.12%                     0         1998
(formerly, Class Y)
Templeton Foreign Fund - Class A          1.768348           2.458037          39.00%             2,411,740         1999
                                          1.745608           1.768348           1.30%                     0         1998

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ..................................... 0.10%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund -        1.140460           1.536159         34.70%               42,978           1999
Institutional Service Class             1.000000           1.140460         14.05%                    0           1998
(formerly, Class Y)
Prestige Large Cap Value Fund -         1.050256           1.000552         -4.73%                  582           1999
Institutional Service Class             1.000000           1.050256          5.03%                    0           1998
(formerly, Class Y)
Prestige Small Cap Fund -               1.091244           1.294687         18.64%                8,132           1999
Institutional Service Class             1.000000           1.091244          9.12%                    0           1998
(formerly, Class Y)
Life Designs Series - The               1.151275           1.428292         24.06%               80,158           1999
Aggressive Portfolio                    1.000000           1.151275         15.13%                    0           1998
Life Designs Series - The               1.142495           1.362067         19.22%               36,740           1999
Moderately Aggressive Portfolio         1.000000           1.142495         14.25%                    0           1998

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE..................................... 0.00%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -                1.061978           1.160549          9.28%               61,260           1999
Institutional Service Class             1.000000           1.061978          6.20%                    0           1998
(formerly, Class Y)
Prestige International Fund -           1.093071           1.326680         21.37%               16,001           1999
Institutional Service Class             1.000000           1.093071          9.31%                    0           1998
(formerly, Class Y)
Prestige Large Cap Growth Fund -        1.140610           1.537896         34.83%              150,974           1999
Institutional Service Class             1.000000           1.140610         14.06%                    0           1998
(formerly, Class Y)
Prestige Large Cap Value Fund -         1.050394           1.001685         -4.64%               20,014           1999
Institutional Service Class             1.000000           1.050394          5.04%                    0           1998
(formerly, Class Y)
Prestige Small Cap Fund -               1.091387           1.296152         18.76%              301,790           1999
Institutional Service Class             1.000000           1.091387          9.14%                    0           1998
(formerly, Class Y)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTD: 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                          PAGE
General Information and
History....................................................................1
Services...................................................................1
Purchase of Securities Being
Offered....................................................................2
Underwriters...............................................................2
Calculation of Performance.................................................2
Annuity Payments...........................................................3
Financial Statements.......................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide DC Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. Nationwide is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

All assets of the variable account are held in custody for safekeeping by Nationwide. The assets of each sub-account will be kept physically segregated and held separate and apart from assets of other sub-accounts and from assets of any other firm, person, or corporation. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual fund held in each sub-account.

Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those plans which provide this contract and the Nationwide's Group Fixed Fund Retirement contract, the contract owner, or the participant if the plan so provides, may exchange accumulation units between any sub-account and the deposit fund of the Group Fixed Fund Retirement contract. Exchanges from the deposit fund to any sub-account will be subject to the limitations of the Group Fixed Fund Retirement contract. Exchanges will be effective when received in good order at Nationwide's home office.

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998, and 1997, no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund - Prime Shares, the Dreyfus Cash Management Fund - Class A, and the Nationwide Separate Account Trust- Money Market Fund subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation units at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the Nationwide Money Market Fund - Prime Shares, the Dreyfus Cash Management Fund - Class A, and NSAT-Money Market Fund - Prime Shares seven-day current yield was 4.36%, 4.68%, and 4.43%, respectively. The Nationwide Money Market Fund - Prime Shares, the Dreyfus Cash Management Fund - Class A, and NSAT Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the underlying mutual fund, and at December 31, 1999 were 4.43%, 4.79% and 4.53%, respectively.

The Nationwide Money Market Fund - Prime Shares, the Dreyfus Cash Management Fund, Nationwide Separate Account Trust - Money Market Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual funds' portfolios, portfolio quality and average maturity, changes in interest rates, and the underlying mutual funds' expenses. Although each sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the underlying mutual funds' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Nationwide Money Market Fund - Prime Shares Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account, Nationwide Separate Account Trust Money Market Fund Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the period ended December 31, 1999. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than show below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is non-annualized.

ANNUITY PAYMENTS

See "Retirement Income Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Columbus, Ohio
February 18, 2000

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         301,124 shares (cost $9,624,017) ...................................................        $   12,728,498
      American Century: Income & Growth Fund (ACIncGro)
         278,918 shares (cost $8,526,589) ...................................................             9,497,167
      American Century: Twentieth Century Growth Fund (ACTCGro)
         8,670,777 shares (cost $218,724,727) ...............................................           279,892,679
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         1,309,767 shares (cost $20,388,299) ................................................            22,475,599
      American Century: Twentieth Century Select Fund (ACTCSel)
         88,998 shares (cost $4,129,345) ....................................................             4,688,400
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         16,137,255 shares (cost $491,044,636) ..............................................           738,763,536
      American Century VP - American Century VP Balanced (ACVPBal)
         3,292 shares (cost $24,456) ........................................................                25,646
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,596 shares (cost $84,112) ........................................................               127,565
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,340,956 shares (cost $18,065,535) ................................................            17,405,607
      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         6,049 shares (cost $174,790) .......................................................               173,613
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         11,998 shares (cost $288,550) ......................................................               345,061
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,744 shares (cost $281,878) .......................................................               245,778
      Dreyfus Appreciation Fund, Inc. (DryApp)
         105,945 shares (cost $4,593,620) ...................................................             4,844,853
      Dreyfus Cash Management - Class A (DryCsMgt)
         183,489 shares (cost $183,489) .....................................................               183,489
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         37,142 shares (cost $625,216) ......................................................               670,048
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         2,571,782 shares (cost $87,798,175) ................................................           110,355,172
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,000 shares (cost $28,878) ........................................................                39,085
      Dreyfus Stock Index Fund (DryStkIx)
         4,908 shares (cost $158,001) .......................................................               188,694
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         5,411,350 shares (cost $60,637,885) ................................................            78,735,143


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      The Evergreen Income and Growth Fund - Class Y (EvIncGro)
         169,467 shares (cost $3,465,403) ...................................................             3,792,661
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         177,914 shares (cost $1,704,395) ...................................................             1,604,781
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        693,895 shares (cost $7,473,721) ....................................................             7,181,811
      Fidelity Advisor Growth Opportunities Fund - Class Y (FAGrOppA)
         56,572 shares (cost $2,806,530) ....................................................             2,611,343
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         64,493 shares (cost $747,399) ......................................................               733,284
      Fidelity Asset Manager(TM)(FidAsMgr)
         708,187 shares (cost $12,719,276) ..................................................            13,016,479
      Fidelity Capital & Income Fund (FidCapInc)
         136,243 shares (cost $1,284,773) ...................................................             1,265,696
      Fidelity Contrafund (FidContr)
         8,500,428 shares (cost $406,451,098) ...............................................           510,195,662
      Fidelity Equity - Income Fund (FidEqInc)
         5,713,382 shares (cost $251,482,498) ...............................................           305,551,679
      Fidelity Growth & Income Portfolio (FidGrInc)
         533,690 shares (cost $22,635,473) ..................................................            25,168,843
      Fidelity Magellan(R) Fund (FidMgln)
         3,073,504 shares (cost $282,871,774) ...............................................           419,932,853
      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         3,379 shares (cost $54,901) ........................................................                63,077
      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         9,134 shares (cost $210,980) .......................................................               234,832
      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         6,683 shares (cost $240,386) .......................................................               367,071
      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         2,900 shares (cost $34,990) ........................................................                32,796
      Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
         7,065 shares (cost $135,100) .......................................................               193,861
      The Growth Fund of America(R), Inc. (GroFdAm)
         1,200,995 shares (cost $25,490,630) ................................................            34,996,986
      The Income Fund of America(R), Inc. (IncFdAm)
         1,241,697 shares (cost $21,222,346) ................................................            19,544,304
      INVESCO Dynamics Fund, Inc. (InvDynam)
         1,691,907 shares (cost $36,314,632) ................................................            43,752,708
      INVESCO Industrial Income Fund, Inc. (InvIndInc)
         2,044,840 shares (cost $29,580,787) ................................................            31,183,803
      INVESCO Total Return Fund (InvTotRet)
         48,164 shares (cost $1,504,707) ....................................................             1,394,828
      Janus Fund (JanFund)
         7,594,231 shares (cost $268,823,383) ...............................................           334,525,892
      Janus Worldwide Fund (JanWrldwde)
         27,774 shares (cost $1,351,259) ....................................................             2,122,732

      MAS Funds - Fixed Income Portfolio (MASFIP)
         588,481 shares (cost $6,808,668) ...................................................             6,408,561
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         722,309 shares (cost $9,082,783) ...................................................            14,684,549
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         2,302,451 shares (cost $31,605,416) ................................................            43,907,748
      MFS(R) High Income Fund - Class A (MFSHiInc)
         955,640 shares (cost $4,987,436) ...................................................             4,768,646
      Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
         85,706 shares (cost $1,949,479) ....................................................             2,134,086
      NAAT - The Aggressive Portfolio (NAATAggr)
         323,960 shares (cost $3,667,012) ...................................................             4,545,164
      NAAT - The Conservative Portfolio (NAATCons)
         125,002 shares (cost $1,360,458) ...................................................             1,366,267
      NAAT - The Moderate Portfolio (NAATMod)
         279,564 shares (cost $3,150,409) ...................................................             3,597,989
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         267,756 shares (cost $3,045,188) ...................................................             3,566,510
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         117,533 shares (cost $1,317,756) ...................................................             1,410,398
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         29,266 shares (cost $279,448) ......................................................               261,056
      Nationwide(R) Fund - Class D (NWFund)
         5,937,663 shares (cost $169,547,299) ...............................................           178,129,893
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         877,474 shares (cost $13,752,918) ..................................................            15,285,595
      Nationwide(R) Money Market Fund (NWMyMkt)
         118,890,423 shares (cost $118,890,423) .............................................           118,890,423
      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         890,149 shares (cost $10,518,556) ..................................................            11,420,608
      Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
         1,911 shares (cost $21,407) ........................................................                20,615
      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         11,645 shares (cost $113,703) ......................................................               111,791
      Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
         122,009 shares (cost $122,009) .....................................................               122,009
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         243,599 shares (cost $4,069,561) ...................................................             5,388,410
      Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
         8,748 shares (cost $135,303) .......................................................               164,553
      Neuberger & Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
         1,771 shares (cost $44,512) ........................................................                65,994
      Neuberger & Berman Advisers Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
        982 shares (cost $13,369) ...........................................................                13,001
      Neuberger & Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
         3,721 shares (cost $70,448) ........................................................                73,076
      Neuberger & Berman Equity Funds - Guardian Fund (NBGuard)
         79,614 shares (cost $1,784,467) ....................................................             1,472,859

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      Neuberger & Berman Equity Funds - Manhattan Fund (NBManhFd)
         22,780 shares (cost $267,114) ......................................................               380,195
      Neuberger & Berman Equity Trust - Partners Fund (NBPartTr)
         10,550 shares (cost $203,609) ......................................................               189,684
      Prestige Balanced Fund - Class Y (PrBalY)
         52,411 shares (cost $581,584) ......................................................               588,050
      Prestige International Fund - Class Y (PrIntY)
         27,928 shares (cost $321,668) ......................................................               352,455
      Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         153,890 shares (cost $2,002,287) ...................................................             2,374,515
      Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         22,997 shares (cost $244,660) ......................................................               229,283
      Prestige Small Cap Fund - Class Y (PrSmCapY)
         96,171 shares (cost $1,102,014) ....................................................             1,228,098
      Oppenheimer Global Fund - Class A (OppGlob)
         63,183 shares (cost $3,222,222) ....................................................             3,952,117
      Putnam Investors Fund - Class A (PutInvFd)
         5,313,703 shares (cost $61,704,545) ................................................           101,757,411
      Putnam Voyager Fund - Class A (PutVoyFd)
         11,985,420 shares (cost $237,279,545) ..............................................           371,068,598
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         1,507,838 shares (cost $56,040,511) ................................................            68,606,612
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         532,867 shares (cost $3,158,503) ...................................................             4,593,316
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,560,438 shares (cost $41,366,598) ................................................            48,725,142
      Templeton Foreign Fund - Class I (TemForFd)
         7,458,177 shares (cost $72,290,444) ................................................            83,680,747
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         25,278 shares (cost $1,108,005) ....................................................             1,260,381
                                                                                                     --------------
            Total investments ...............................................................         4,147,650,020
   Accounts receivable ......................................................................               220,149
                                                                                                     --------------
            Total assets ....................................................................         4,147,870,169
ACCOUNTS PAYABLE ............................................................................               390,045
                                                                                                     --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................        $4,147,480,124
                                                                                                     ==============

See accompanying notes to financial statements

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                      TOTAL                                  AIMCon
                                                      ----------------------------------         -----------------------------
                                                           1999                 1998                1999               1998
                                                      ---------------      -------------         ----------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    23,976,555         20,651,143                  -                  -
  Mortality and expense charges (note 2) ..........                 -         (3,556,112)                 -            (13,212)
  Administration charge (note 2):
           Tier I .................................                 -         (1,675,650)                 -             (2,695)
           Tier II ................................                 -           (484,483)                 -                  -
           Tier III ...............................                 -           (168,929)                 -                  -
           Tier IV ................................                 -            (64,112)                 -                  -
           Tier V .................................                 -           (194,057)                 -             (3,065)
  Variable account fee (notes 2 and 5) ............       (26,195,045)       (13,750,583)           (44,028)           (30,654)
                                                      ---------------      -------------         ----------          ---------
     Net investment activity ......................        (2,218,490)           757,217            (44,028)           (49,626)

  Proceeds from mutual fund shares sold ...........       660,364,581        428,065,379          3,916,574          7,850,258
  Cost of mutual fund shares sold .................      (538,034,249)      (360,005,241)        (3,207,801)        (7,639,203)
                                                      ---------------      -------------         ----------          ---------
     Realized gain (loss) on investments ..........       122,330,332         68,060,138            708,773            211,055
  Change in unrealized gain (loss) on investments .       435,944,287        292,964,663          2,203,245          1,124,581
                                                      ---------------      -------------         ----------          ---------
     Net gain (loss) on investments ...............       558,274,619        361,024,801          2,912,018          1,335,636
                                                      ---------------      -------------         ----------          ---------
  Reinvested capital gains ........................       298,394,120        180,025,465            908,257            198,951
                                                      ---------------      -------------         ----------          ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       854,450,249        541,807,483          3,776,247          1,484,961
                                                      ---------------      -------------         ----------          ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       651,182,936        613,394,800          2,479,769          3,679,541
  Transfers between funds .........................                 -                  -         (1,372,079)        (1,949,570)
  Redemptions .....................................      (228,988,141)      (258,709,862)          (470,232)        (4,490,445)
  Annual contract maintenance charge (note 2) .....            (6,874)            (2,861)                 -                  -
  Contingent deferred sales charges (note 2) ......            (6,812)            (1,717)                 -                  -
  Adjustments to maintain reserves ................          (163,414)           423,368                 28                233
                                                      ---------------      -------------         ----------          ---------
       Net equity transactions ....................       422,017,695        355,103,728            637,486         (2,760,241)

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............     1,276,467,944        896,911,211          4,413,733         (1,275,280)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     2,871,012,180      1,974,100,969          8,314,877          9,590,157
                                                      ---------------      -------------         ----------          ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,147,480,124      2,871,012,180         12,728,610          8,314,877
                                                      ===============      =============         ==========          =========

                                                                    AIMWein                              ACIncGro
                                                       -----------------------------          ----------------------------
                                                           1999              1998                1999               1998
                                                       -----------        ----------          ---------            -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................              -                 -             66,649                364
  Mortality and expense charges (note 2) ..........              -                 -                  -                  -
  Administration charge (note 2):
           Tier I .................................              -                 -                  -                  -
           Tier II ................................              -                 -                  -                  -
           Tier III ...............................              -                 -                  -                  -
           Tier IV ................................              -                 -                  -                  -
           Tier V .................................              -                 -                  -                  -
  Variable account fee (notes 2 and 5) ............              -                 -            (36,858)               (61)
                                                       -----------        ----------          ---------            -------
     Net investment activity ......................              -                 -             29,791                303

  Proceeds from mutual fund shares sold ...........              -               407            829,042              1,365
  Cost of mutual fund shares sold .................              -              (450)          (783,016)            (1,364)
                                                       -----------        ----------          ---------            -------
     Realized gain (loss) on investments ..........              -               (43)            46,026                  1
  Change in unrealized gain (loss) on investments .              -                 -            967,330              3,248
                                                       -----------        ----------          ---------            -------
     Net gain (loss) on investments ...............              -               (43)         1,013,356              3,249
                                                       -----------        ----------          ---------            -------
  Reinvested capital gains ........................              -                 -              8,652              4,510
                                                       -----------        ----------          ---------            -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........              -               (43)         1,051,799              8,062
                                                       -----------        ----------          ---------            -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................              -                 -          4,099,934             28,106
  Transfers between funds .........................              -                 -          4,519,592            219,798
  Redemptions .....................................              -                 -           (430,139)                 -
  Annual contract maintenance charge (note 2) .....              -                 -                 (5)                 -
  Contingent deferred sales charges (note 2) ......              -                 -                  -                  -
  Adjustments to maintain reserves ................              -                43                (29)                39
                                                       -----------        ----------          ---------            -------
       Net equity transactions ....................              -                43          8,189,353            247,943

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............              -                 -          9,241,152            256,005
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........              -                 -            256,005                  -
                                                       -----------        ----------          ---------            -------
CONTRACT OWNERS' EQUITY END OF YEAR................              -                 -          9,497,157            256,005
                                                       ===========        ==========          =========            =======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES
IN CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 ACTCGro                            ACTCIntDis
                                                      ------------------------------       ---------------------------
                                                          1999               1998             1999              1998
                                                      -------------      -----------       ----------          -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        $      -                -                -                -
  Mortality and expense charges (note 2) ..........               -         (245,696)               -                -
  Administration charge (note 2):
           Tier I .................................               -          (98,801)               -                -
           Tier II ................................               -          (35,121)               -                -
           Tier III ...............................               -          (10,512)               -                -
           Tier IV ................................               -           (3,181)               -                -
           Tier V .................................               -          (19,963)               -                -
  Variable account fee (notes 2 and 5) ............      (1,782,366)        (933,529)         (21,461)             (91)
                                                      -------------      -----------       ----------          -------
     Net investment activity ......................      (1,782,366)      (1,346,803)         (21,461)             (91)

  Proceeds from mutual fund shares sold ...........      39,541,017       18,769,032       21,837,312           13,419
  Cost of mutual fund shares sold .................     (28,379,323)     (15,992,186)     (18,766,339)         (13,089)
                                                      -------------      -----------       ----------          -------
     Realized gain (loss) on investments ..........      11,161,694        2,776,846        3,070,973              330
  Change in unrealized gain (loss) on investments .      29,612,632       16,196,046        2,080,650            6,649
                                                      -------------      -----------       ----------          -------
     Net gain (loss) on investments ...............      40,774,326       18,972,892        5,151,623            6,979
                                                      -------------      -----------       ----------          -------
  Reinvested capital gains ........................      31,660,092       33,574,173          926,166              483
                                                      -------------      -----------       ----------          -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      70,652,052       51,200,262        6,056,328            7,371
                                                      -------------      -----------       ----------          -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      28,917,165       23,250,889        2,196,323            6,191
  Transfers between funds .........................      (9,593,785)       8,354,144       14,513,928          167,162
  Redemptions .....................................     (15,142,302)     (17,504,524)        (471,731)               -
  Annual contract maintenance charge (note 2) .....            (636)              (5)              (5)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................        (247,303)           5,720              112               36
                                                      -------------      -----------       ----------          -------
       Net equity transactions ....................       3,933,139       14,106,224       16,238,627          173,389

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      74,585,191       65,306,486       22,294,955          180,760
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     205,062,510      139,756,024          180,760                -
                                                      -------------      -----------       ----------          -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 279,647,701      205,062,510       22,475,715          180,760
                                                      =============      ===========       ==========          =======


                                                                 ACTCIntlGr                         ACTCSel
                                                         --------------------------        --------------------------
                                                            1999            1998              1999            1998
                                                         ----------       ---------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................               -               -                -            9,928
  Mortality and expense charges (note 2) ..........               -              (2)               -           (4,167)
  Administration charge (note 2):
           Tier I .................................               -              (2)               -             (122)
           Tier II ................................               -               -                -                -
           Tier III ...............................               -               -                -                -
           Tier IV ................................               -               -                -           (1,613)
           Tier V .................................               -               -                -                -
  Variable account fee (notes 2 and 5) ............               -               -          (26,970)         (13,301)
                                                         ----------       ---------        ---------        ---------
     Net investment activity ......................               -              (4)         (26,970)          (9,275)

  Proceeds from mutual fund shares sold ...........               -          11,135          706,990          487,141
  Cost of mutual fund shares sold .................               -         (10,717)        (468,938)        (320,438)
                                                         ----------       ---------        ---------        ---------
     Realized gain (loss) on investments ..........               -             418          238,052          166,703
  Change in unrealized gain (loss) on investments .               -               -          171,720          121,947
                                                         ----------       ---------        ---------        ---------
     Net gain (loss) on investments ...............               -             418          409,772          288,650
                                                         ----------       ---------        ---------        ---------
  Reinvested capital gains ........................               -               -          414,627          576,863
                                                         ----------       ---------        ---------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........               -             414          797,429          856,238
                                                         ----------       ---------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................               -          10,713          564,230          310,577
  Transfers between funds .........................               -               -          213,654          104,612
  Redemptions .....................................               -         (11,133)        (296,827)        (156,908)
  Annual contract maintenance charge (note 2) .....               -               -                -                -
  Contingent deferred sales charges (note 2) ......               -               -                -                -
  Adjustments to maintain reserves ................               -               6              (65)             428
                                                         ----------       ---------        ---------        ---------
       Net equity transactions ....................               -            (414)         480,992          258,709

NET CHANGE IN CONTRACT OWNERS' EQUITY..............               -               -        1,278,421        1,114,947
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........               -               -        3,409,830        2,294,883
                                                         ----------       ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................               -               -        4,688,251        3,409,830
                                                         ==========       =========        =========        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 ACTCUltra                             ACVPBal
                                                      ------------------------------           -----------------------
                                                           1999               1998              1999             1998
                                                      -------------      -----------           ------           ------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           -                -              285              135
  Mortality and expense charges (note 2) ..........               -         (590,177)               -              (12)
  Administration charge (note 2):
           Tier I .................................               -         (289,702)               -              (11)
           Tier II ................................               -          (78,787)               -                -
           Tier III ...............................               -          (33,584)               -                -
           Tier IV ................................               -           (8,689)               -                -
           Tier V .................................               -          (27,632)               -                -
  Variable account fee (notes 2 and 5) ............      (4,658,765)      (2,343,288)            (195)             (69)
                                                      -------------      -----------           ------           ------
     Net investment activity ......................      (4,658,765)      (3,371,859)              90               43

  Proceeds from mutual fund shares sold ...........      39,165,641       41,641,653                -                -
  Cost of mutual fund shares sold .................     (20,699,979)     (27,930,230)               -                -
                                                      -------------      -----------           ------           ------
     Realized gain (loss) on investments ..........      18,465,662       13,711,423                -                -
  Change in unrealized gain (loss) on investments .     174,542,713       63,370,686              (65)             445
                                                      -------------      -----------           ------           ------
     Net gain (loss) on investments ...............     193,008,375       77,082,109              (65)             445
                                                      -------------      -----------           ------           ------
  Reinvested capital gains ........................      21,526,551       41,328,459            1,964              835
                                                      -------------      -----------           ------           ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     209,876,161      115,038,709            1,989            1,323
                                                      -------------      -----------           ------           ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      97,019,057       92,879,284            5,441            5,501
  Transfers between funds .........................     (18,107,812)     (11,404,055)           4,547                -
  Redemptions .....................................     (36,790,354)     (44,419,854)               -                -
  Annual contract maintenance charge (note 2) .....            (731)             (24)               -                -
  Contingent deferred sales charges (note 2) ......          (1,225)              (5)               -                -
  Adjustments to maintain reserves ................           7,661           12,001                -               (1)
                                                      -------------      -----------           ------           ------
       Net equity transactions ....................      42,126,596       37,067,347            9,988            5,500

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     252,002,757      152,106,056           11,977            6,823
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     486,769,512      334,663,456           13,664            6,841
                                                      -------------      -----------           ------           ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 738,772,269      486,769,512           25,641           13,664
                                                      =============      ===========           ======           ======


                                                                 ACVPCapAp                          BdFdAm
                                                           ------------------------       ----------------------------
                                                            1999              1998           1999             1998
                                                           -------           ------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               -                -        1,257,587        1,072,397
  Mortality and expense charges (note 2) ..........              -             (126)               -          (22,352)
  Administration charge (note 2):
           Tier I .................................              -             (114)               -          (12,086)
           Tier II ................................              -                -                -           (3,155)
           Tier III ...............................              -                -                -             (903)
           Tier IV ................................              -                -                -              (97)
           Tier V .................................              -                -                -             (970)
  Variable account fee (notes 2 and 5) ............           (827)            (453)        (147,650)         (96,999)
                                                           -------           ------       ----------       ----------
     Net investment activity ......................           (827)            (693)       1,109,937          935,835

  Proceeds from mutual fund shares sold ...........          1,603           18,530       10,149,410        6,379,676
  Cost of mutual fund shares sold .................         (1,677)         (23,743)     (10,627,824)      (6,310,382)
                                                           -------           ------       ----------       ----------
     Realized gain (loss) on investments ..........            (74)          (5,213)        (478,414)          69,294
  Change in unrealized gain (loss) on investments .         49,753           (1,486)        (367,432)        (526,637)
                                                           -------           ------       ----------       ----------
     Net gain (loss) on investments ...............         49,679           (6,699)        (845,846)        (457,343)
                                                           -------           ------       ----------       ----------
  Reinvested capital gains ........................              -            3,694                -          166,021
                                                           -------           ------       ----------       ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........         48,852           (3,698)         264,091          644,513
                                                           -------           ------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          5,267           16,440        2,249,427        4,402,447
  Transfers between funds .........................              -          (15,860)      (2,123,884)       2,903,996
  Redemptions .....................................         (1,034)            (972)      (1,760,769)      (1,653,020)
  Annual contract maintenance charge (note 2) .....             (1)              (1)             (39)              (7)
  Contingent deferred sales charges (note 2) ......              -                -                -                -
  Adjustments to maintain reserves ................             (8)               1              511             (453)
                                                           -------           ------       ----------       ----------
       Net equity transactions ....................          4,224             (392)      (1,634,754)       5,652,963

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         53,076           (4,090)      (1,370,663)       6,297,476
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........         74,477           78,567       18,775,654       12,478,178
                                                           -------           ------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF YEAR................        127,553           74,477       17,404,991       18,775,654
                                                           =======           ======       ==========       ==========


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                              BrnCapSmCo                   DNYVenFd
                                                      ------------------------      ---------------------
                                                         1999           1998         1999           1998
                                                      ----------      --------      -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        -             -           30         3,675
  Mortality and expense charges (note 2) ..........            -             -            -          (719)
  Administration charge (note 2):
           Tier I .................................            -             -            -             -
           Tier II ................................            -             -            -          (576)
           Tier III ...............................            -             -            -             -
           Tier IV ................................            -             -            -             -
           Tier V .................................            -             -            -             -
  Variable account fee (notes 2 and 5) ............          (52)            -       (3,306)       (2,375)
                                                      ----------      --------      -------       -------
     Net investment activity ......................          (52)            -       (3,276)            5

  Proceeds from mutual fund shares sold ...........       54,236             -      108,105       238,516
  Cost of mutual fund shares sold .................      (45,129)            -      (90,663)     (242,635)
                                                      ----------      --------      -------       -------
     Realized gain (loss) on investments ..........        9,107             -       17,442        (4,119)
  Change in unrealized gain (loss) on investments .       (1,177)            -       31,094        41,346
                                                      ----------      --------      -------       -------
     Net gain (loss) on investments ...............        7,930             -       48,536        37,227
                                                      ----------      --------      -------       -------
  Reinvested capital gains ........................       14,199             -        7,465        13,062
                                                      ----------      --------      -------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       22,077             -       52,725        50,294
                                                      ----------      --------      -------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,415             -            -        61,821
  Transfers between funds .........................      149,203             -        2,070       (93,497)
  Redemptions .....................................          (82)            -      (60,143)     (104,253)
  Annual contract maintenance charge (note 2) .....            -             -            -             -
  Contingent deferred sales charges (note 2) ......            -             -            -             -
  Adjustments to maintain reserves ................           (3)            -          (11)       (9,951)
                                                      ----------      --------      -------       -------
       Net equity transactions ....................      151,533             -      (58,084)     (145,880)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      173,610             -       (5,359)      (95,586)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........            -             -      350,427       446,013
                                                      ----------      --------      -------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  173,610             -      345,068       350,427
                                                      ==========      ========      =======       =======

                                                               DeDecInc                    DryApp
                                                         ---------------------     -----------------------
                                                          1999          1998         1999           1998
                                                         -------       -------     ---------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        8,372         8,519        24,131         3,615
  Mortality and expense charges (note 2) ..........            -          (495)            -             -
  Administration charge (note 2):
           Tier I .................................            -          (345)            -             -
           Tier II ................................            -           (64)            -             -
           Tier III ...............................            -           (19)            -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............       (2,659)       (1,890)      (23,612)         (363)
                                                         -------       -------     ---------       -------
     Net investment activity ......................        5,713         5,706           519         3,252

  Proceeds from mutual fund shares sold ...........       86,134        21,772       776,158        42,324
  Cost of mutual fund shares sold .................      (78,269)      (17,747)     (717,320)      (41,547)
                                                         -------       -------     ---------       -------
     Realized gain (loss) on investments ..........        7,865         4,025        58,838           777
  Change in unrealized gain (loss) on investments .      (31,337)      (31,371)      231,072        20,162
                                                         -------       -------     ---------       -------
     Net gain (loss) on investments ...............      (23,472)      (27,346)      289,910        20,939
                                                         -------       -------     ---------       -------
  Reinvested capital gains ........................        6,728        48,997        31,853         1,067
                                                         -------       -------     ---------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      (11,031)       27,357       322,282        25,258
                                                         -------       -------     ---------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       19,984        35,842     2,887,958       100,087
  Transfers between funds .........................      (71,443)      (10,077)      982,142       678,208
  Redemptions .....................................      (14,701)      (12,641)     (151,084)            -
  Annual contract maintenance charge (note 2) .....            -             -            (2)            -
  Contingent deferred sales charges (note 2) ......         (121)            -             -             -
  Adjustments to maintain reserves ................           (3)            1           (22)           58
                                                         -------       -------     ---------       -------
       Net equity transactions ....................      (66,284)       13,125     3,718,992       778,353

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (77,315)       40,482     4,041,274       803,611
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      323,087       282,605       803,611             -
                                                         -------       -------     ---------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................      245,772       323,087     4,844,885       803,611
                                                         =======       =======     =========       =======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 DryCsMgt                         DryPreMCap
                                                      ----------------------------         -----------------------
                                                          1999              1998            1999             1998
                                                      ------------         -------         -------          ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     10,461          13,275               -               -
  Mortality and expense charges (note 2) ..........              -            (404)              -               -
  Administration charge (note 2):
           Tier I .................................              -               -               -               -
           Tier II ................................              -            (324)              -               -
           Tier III ...............................              -               -               -               -
           Tier IV ................................              -               -               -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............         (1,894)         (1,506)         (1,770)            (11)
                                                      ------------         -------         -------          ------
     Net investment activity ......................          8,567          11,041          (1,770)            (11)

  Proceeds from mutual fund shares sold ...........         70,899         188,098         253,033          41,198
  Cost of mutual fund shares sold .................        (70,899)       (188,098)       (242,970)        (39,908)
                                                      ------------         -------         -------          ------
     Realized gain (loss) on investments ..........              -               -          10,063           1,290
  Change in unrealized gain (loss) on investments .              -               -          43,812           1,020
                                                      ------------         -------         -------          ------
     Net gain (loss) on investments ...............              -               -          53,875           2,310
                                                      ------------         -------         -------          ------
  Reinvested capital gains ........................              -               -          11,056               -
                                                      ------------         -------         -------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........          8,567          11,041          63,161           2,299
                                                      ------------         -------         -------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................              -           7,000         379,265           9,972
  Transfers between funds .........................              -          30,215         217,364           6,820
  Redemptions .....................................        (69,026)        (85,159)         (8,796)              -
  Annual contract maintenance charge (note 2) .....              -               -              (1)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................             (9)             13              (3)            (36)
                                                      ------------         -------         -------          ------
       Net equity transactions ....................        (69,035)        (47,931)        587,829          16,756

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        (60,468)        (36,890)        650,990          19,055
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        243,930         280,820          19,055               -
                                                      ------------         -------         -------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $    183,462         243,930         670,045          19,055
                                                      ============         =======         =======          ======


                                                                  Dry500Ix                           DrySRGro
                                                        ---------------------------          ----------------------
                                                           1999             1998              1999            1998
                                                        -----------      ----------          ------          ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         807,056         654,039               5              30
  Mortality and expense charges (note 2) ..........               -         (50,585)              -             (18)
  Administration charge (note 2):
           Tier I .................................               -         (25,258)              -             (16)
           Tier II ................................               -          (9,470)              -               -
           Tier III ...............................               -          (4,279)              -               -
           Tier IV ................................               -          (1,421)              -               -
           Tier V .................................               -               -               -               -
  Variable account fee (notes 2 and 5) ............        (768,657)       (302,743)           (257)            (93)
                                                        -----------      ----------          ------          ------
     Net investment activity ......................          38,399         260,283            (252)            (97)

  Proceeds from mutual fund shares sold ...........       6,953,435      17,946,636              20               -
  Cost of mutual fund shares sold .................      (5,002,542)    (17,009,081)            (11)              -
                                                        -----------      ----------          ------          ------
     Realized gain (loss) on investments ..........       1,950,893         937,555               9               -
  Change in unrealized gain (loss) on investments .      13,070,335       9,000,038           6,628           2,973
                                                        -----------      ----------          ------          ------
     Net gain (loss) on investments ...............      15,021,228       9,937,593           6,637           2,973
                                                        -----------      ----------          ------          ------
  Reinvested capital gains ........................       1,288,768          11,335           1,301             700
                                                        -----------      ----------          ------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      16,348,395      10,209,211           7,686           3,576
                                                        -----------      ----------          ------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      33,667,126      29,380,072          11,978           6,922
  Transfers between funds .........................        (696,560)     12,761,627               -               -
  Redemptions .....................................      (6,640,768)     (4,088,081)              -               -
  Annual contract maintenance charge (note 2) .....             (69)              -               -               -
  Contingent deferred sales charges (note 2) ......               -               -               -               -
  Adjustments to maintain reserves ................           8,495         340,307               -               3
                                                        -----------      ----------          ------          ------
       Net equity transactions ....................      26,338,224      38,393,925          11,978           6,925

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      42,686,619      48,603,136          19,664          10,501
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      67,670,706      19,067,570          19,414           8,913
                                                        -----------      ----------          ------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................     110,357,325      67,670,706          39,078          19,414
                                                        ===========      ==========          ======          ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               DryStkIx                      Dry3dCen
                                                      --------------------------     -------------------------
                                                          1999            1998          1999            1998
                                                      -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     1,921          1,119              -              -
  Mortality and expense charges (note 2) ..........             -           (102)             -        (66,294)
  Administration charge (note 2):
           Tier I .................................             -            (29)             -        (29,387)
           Tier II ................................             -              -              -         (7,533)
           Tier III ...............................             -            (42)             -         (3,505)
           Tier IV ................................             -              -              -         (1,116)
           Tier V .................................             -              -              -         (4,678)
  Variable account fee (notes 2 and 5) ............        (1,673)          (592)      (397,692)      (253,339)
                                                      -----------        -------     ----------     ----------
     Net investment activity ......................           248            354       (397,692)      (365,852)

  Proceeds from mutual fund shares sold ...........        55,845          6,423      6,206,656      3,901,389
  Cost of mutual fund shares sold .................       (30,713)        (3,045)    (3,510,513)    (2,492,822)
                                                      -----------        -------     ----------     ----------
     Realized gain (loss) on investments ..........        25,132          3,378      2,696,143      1,408,567
  Change in unrealized gain (loss) on investments .         4,705         15,002      8,651,351      5,130,782
                                                      -----------        -------     ----------     ----------
     Net gain (loss) on investments ...............        29,837         18,380     11,347,494      6,539,349
                                                      -----------        -------     ----------     ----------
  Reinvested capital gains ........................         1,608            221      6,663,884      5,487,821
                                                      -----------        -------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        31,693         18,955     17,613,686     11,661,318
                                                      -----------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        60,306         28,266     12,595,722     12,820,383
  Transfers between funds .........................          (566)        29,929     (3,865,109)      (958,671)
  Redemptions .....................................       (25,840)             -     (4,140,077)    (3,146,178)
  Annual contract maintenance charge (note 2) .....             -              -           (128)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................             1             50          4,685            875
                                                      -----------        -------     ----------     ----------
       Net equity transactions ....................        33,901         58,245      4,595,093      8,716,409

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        65,594         77,200     22,208,779     20,377,727
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       123,087         45,887     56,526,907     36,149,180
                                                      -----------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   188,681        123,087     78,735,686     56,526,907
                                                      ===========        =======     ==========     ==========

                                                                EvIncGro                       FedGNMA
                                                        ------------------------      -----------------------
                                                           1999           1998            1999         1998
                                                        ---------      ---------      ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       183,943        187,498              -        10,016
  Mortality and expense charges (note 2) ..........             -         (7,687)             -          (768)
  Administration charge (note 2):
           Tier I .................................             -         (3,311)             -          (691)
           Tier II ................................             -         (1,433)             -             -
           Tier III ...............................             -           (215)             -             -
           Tier IV ................................             -            (32)             -             -
           Tier V .................................             -           (533)             -             -
  Variable account fee (notes 2 and 5) ............       (29,511)       (22,752)             -             -
                                                        ---------      ---------      ---------     ---------
     Net investment activity ......................       154,432        151,535              -         8,557

  Proceeds from mutual fund shares sold ...........       800,603        799,273              -       980,581
  Cost of mutual fund shares sold .................      (687,340)      (673,270)             -      (966,648)
                                                        ---------      ---------      ---------     ---------
     Realized gain (loss) on investments ..........       113,263        126,003              -        13,933
  Change in unrealized gain (loss) on investments .       204,347       (718,235)             -       (13,073)
                                                        ---------      ---------      ---------     ---------
     Net gain (loss) on investments ...............       317,610       (592,232)             -           860
                                                        ---------      ---------      ---------     ---------
  Reinvested capital gains ........................        64,849        373,288              -             -
                                                        ---------      ---------      ---------     ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       536,891        (67,409)             -         9,417
                                                        ---------      ---------      ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       188,095        266,376              -        13,861
  Transfers between funds .........................      (653,482)      (684,318)             -       (57,803)
  Redemptions .....................................      (209,751)      (214,308)             -      (923,736)
  Annual contract maintenance charge (note 2) .....           (46)             -              -             -
  Contingent deferred sales charges (note 2) ......             -              -              -             -
  Adjustments to maintain reserves ................           (38)            17              -          (304)
                                                        ---------      ---------      ---------     ---------
       Net equity transactions ....................      (675,222)      (632,233)             -      (967,982)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (138,331)      (699,642)             -      (958,565)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,931,008      4,630,650              -       958,565
                                                        ---------      ---------      ---------     ---------
CONTRACT OWNERS' EQUITY END OF YEAR................     3,792,677      3,931,008              -             -
                                                        =========      =========      =========     =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                FedBdFd                      FedUSGvt
                                                      --------------------------      ------------------------
                                                         1999              1998         1999            1998
                                                      -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    90,250          1,432        346,733        205,721
  Mortality and expense charges (note 2) ..........             -              -              -         (4,822)
  Administration charge (note 2):
           Tier I .................................             -              -              -         (2,999)
           Tier II ................................             -              -              -           (739)
           Tier III ...............................             -              -              -           (199)
           Tier IV ................................             -              -              -            (94)
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (7,224)          (142)       (64,848)       (27,060)
                                                      -----------        -------      ---------      ---------
     Net investment activity ......................        83,026          1,290        281,885        169,808

  Proceeds from mutual fund shares sold ...........       713,517         10,318      3,705,532      3,303,388
  Cost of mutual fund shares sold .................      (739,265)       (10,177)    (3,745,262)    (3,240,050)
                                                      -----------        -------      ---------      ---------
     Realized gain (loss) on investments ..........       (25,748)           141        (39,730)        63,338
  Change in unrealized gain (loss) on investments .       (98,562)        (1,053)      (349,627)        31,242
                                                      -----------        -------      ---------      ---------
     Net gain (loss) on investments ...............      (124,310)          (912)      (389,357)        94,580
                                                      -----------        -------      ---------      ---------
  Reinvested capital gains ........................             -              -              -              -
                                                      -----------        -------      ---------      ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       (41,284)           378       (107,472)       264,388
                                                      -----------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       192,519         12,564      1,311,826      1,027,985
  Transfers between funds .........................     1,198,263        267,049        576,069      3,085,149
  Redemptions .....................................       (24,725)             -       (842,664)      (660,459)
  Annual contract maintenance charge (note 2) .....             -              -            (34)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (63)             9          1,369            838
                                                      -----------        -------      ---------      ---------
       Net equity transactions ....................     1,365,994        279,622      1,046,566      3,453,513

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,324,710        280,000        939,094      3,717,901
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       280,000              -      6,242,531      2,524,630
                                                      -----------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 1,604,710        280,000      7,181,625      6,242,531
                                                      ===========        =======      =========      =========


                                                               FAGrOppA                       FAHiYld
                                                       ------------------------        ----------------------
                                                         1999            1998           1999            1998
                                                       ---------        -------        -------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       25,981          1,615         32,123            298
  Mortality and expense charges (note 2) ..........            -              -              -              -
  Administration charge (note 2):
           Tier I .................................            -              -              -              -
           Tier II ................................            -              -              -              -
           Tier III ...............................            -              -              -              -
           Tier IV ................................            -              -              -              -
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............      (12,274)          (126)        (3,078)            (2)
                                                       ---------        -------        -------         ------
     Net investment activity ......................       13,707          1,489         29,045            296

  Proceeds from mutual fund shares sold ...........      394,736            163        467,904          3,365
  Cost of mutual fund shares sold .................     (394,490)          (159)      (465,726)        (3,405)
                                                       ---------        -------        -------         ------
     Realized gain (loss) on investments ..........          246              4          2,178            (40)
  Change in unrealized gain (loss) on investments .     (197,704)         2,517        (13,956)          (159)
                                                       ---------        -------        -------         ------
     Net gain (loss) on investments ...............     (197,458)         2,521        (11,778)          (199)
                                                       ---------        -------        -------         ------
  Reinvested capital gains ........................      251,008          5,705              -             13
                                                       ---------        -------        -------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       67,257          9,715         17,267            110
                                                       ---------        -------        -------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    1,576,174         85,031        246,900          6,597
  Transfers between funds .........................      712,120        211,185        464,347         12,339
  Redemptions .....................................      (50,695)             -        (14,193)             -
  Annual contract maintenance charge (note 2) .....            -              -              -              -
  Contingent deferred sales charges (note 2) ......            -              -              -              -
  Adjustments to maintain reserves ................          595            (35)            92            (81)
                                                       ---------        -------        -------         ------
       Net equity transactions ....................    2,238,194        296,181        697,146         18,855

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    2,305,451        305,896        714,413         18,965
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      305,896              -         18,965              -
                                                       ---------        -------        -------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................    2,611,347        305,896        733,378         18,965
                                                       =========        =======        =======         ======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  FidAsMgr                       FidCapInc
                                                      ----------------------------       -------------------------
                                                          1999              1998            1999           1998
                                                      ------------       ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    357,600         256,730         106,424         126,811
  Mortality and expense charges (note 2) ..........              -         (12,311)              -          (2,324)
  Administration charge (note 2):
           Tier I .................................              -          (7,018)              -            (730)
           Tier II ................................              -          (1,576)              -            (237)
           Tier III ...............................              -            (658)              -            (298)
           Tier IV ................................              -            (578)              -             (63)
           Tier V .................................              -               -               -            (169)
  Variable account fee (notes 2 and 5) ............        (95,989)        (49,954)         (9,780)         (7,180)
                                                      ------------       ---------       ---------       ---------
     Net investment activity ......................        261,611         184,635          96,644         115,810

  Proceeds from mutual fund shares sold ...........      1,846,726       1,400,805         197,463         173,665
  Cost of mutual fund shares sold .................     (1,695,131)     (1,144,384)       (169,829)       (127,055)
                                                      ------------       ---------       ---------       ---------
     Realized gain (loss) on investments ..........        151,595         256,421          27,634          46,610
  Change in unrealized gain (loss) on investments .        487,351        (698,937)        (27,009)       (143,059)
                                                      ------------       ---------       ---------       ---------
     Net gain (loss) on investments ...............        638,946        (442,516)            625         (96,449)
                                                      ------------       ---------       ---------       ---------
  Reinvested capital gains ........................        489,792       1,435,527          51,281          33,909
                                                      ------------       ---------       ---------       ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      1,390,349       1,177,646         148,550          53,270
                                                      ------------       ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,813,470       2,532,030               -               -
  Transfers between funds .........................        230,998        (151,020)        (40,990)        (96,294)
  Redemptions .....................................       (915,972)       (704,769)       (106,993)        (65,869)
  Annual contract maintenance charge (note 2) .....            (22)              -               -               -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................            628             365          (1,006)           (184)
                                                      ------------       ---------       ---------       ---------
       Net equity transactions ....................      2,129,102       1,676,606        (148,989)       (162,347)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      3,519,451       2,854,252            (439)       (109,077)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      9,497,067       6,642,815       1,265,240       1,374,317
                                                      ------------       ---------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 13,016,518       9,497,067       1,264,801       1,265,240
                                                      ============       =========       =========       =========

                                                              FidContr                         FidEqInc
                                                     ---------------------------     ---------------------------
                                                        1999            1998             1999            1998
                                                     -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    2,030,581       1,863,318       4,380,744       4,640,372
  Mortality and expense charges (note 2) ..........            -        (450,698)              -        (506,185)
  Administration charge (note 2):
           Tier I .................................            -        (255,752)              -        (221,393)
           Tier II ................................            -         (64,735)              -         (76,233)
           Tier III ...............................            -         (26,384)              -         (23,869)
           Tier IV ................................            -          (8,436)              -         (11,688)
           Tier V .................................            -          (6,165)              -         (28,770)
  Variable account fee (notes 2 and 5) ............   (3,726,240)     (1,870,589)     (2,508,354)     (1,692,590)
                                                     -----------     -----------     -----------     -----------
     Net investment activity ......................   (1,695,659)       (819,441)      1,872,390       2,079,644

  Proceeds from mutual fund shares sold ...........   22,504,798       7,189,568      38,030,205      43,609,506
  Cost of mutual fund shares sold .................  (11,333,891)     (4,326,016)    (21,916,618)    (22,032,336)
                                                     -----------     -----------     -----------     -----------
     Realized gain (loss) on investments ..........   11,170,907       2,863,552      16,113,587      21,577,170
  Change in unrealized gain (loss) on investments .   13,393,706      55,803,182     (26,919,362)     (3,426,262)
                                                     -----------     -----------     -----------     -----------
     Net gain (loss) on investments ...............   24,564,613      58,666,734     (10,805,775)     18,150,908
                                                     -----------     -----------     -----------     -----------
  Reinvested capital gains ........................   73,890,320      26,157,555      27,266,456      12,941,873
                                                     -----------     -----------     -----------     -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........   96,759,274      84,004,848      18,333,071      33,172,425
                                                     -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................   76,660,114      77,487,132      38,916,190      57,359,101
  Transfers between funds .........................  (20,798,707)    (11,104,263)    (45,250,633)    (24,012,463)
  Redemptions .....................................  (22,669,012)    (20,740,068)    (18,528,772)    (48,768,023)
  Annual contract maintenance charge (note 2) .....         (484)            (24)           (168)              -
  Contingent deferred sales charges (note 2) ......            -               -            (561)              -
  Adjustments to maintain reserves ................        2,551          13,064          (1,625)            801
                                                     -----------     -----------     -----------     -----------
       Net equity transactions ....................   33,194,462      45,655,841     (24,865,569)    (15,420,584)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............  129,953,736     129,660,689      (6,532,498)     17,751,841
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........  380,246,330     250,585,641     312,084,930     294,333,089
                                                     -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF YEAR................  510,200,066     380,246,330     305,552,432     312,084,930
                                                     ===========     ===========     ===========     ===========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                FidGrInc                       FidMgIn
                                                     ----------------------------     ---------------------------
                                                         1999             1998           1999             1998
                                                     ------------      ----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $    203,527         156,434       2,104,379       1,642,041
  Mortality and expense charges (note 2) .........              -         (21,607)              -        (398,587)
  Administration charge (note 2):
           Tier I ................................              -               -               -        (202,623)
           Tier II ...............................              -               -               -         (44,270)
           Tier III ..............................              -               -               -         (16,514)
           Tier IV ...............................              -               -               -          (6,415)
           Tier V ................................              -          (6,482)              -         (22,365)
  Variable account fee (notes 2 and 5) ...........       (122,985)        (78,976)     (2,903,353)     (1,495,579)
                                                     ------------      ----------     -----------     -----------
     Net investment activity .....................         80,542          49,369        (798,974)       (544,312)

  Proceeds from mutual fund shares sold ..........      5,277,787       2,491,096       9,211,642      21,671,959
  Cost of mutual fund shares sold ................     (4,219,929)     (1,954,895)     (5,162,146)    (15,120,252)
                                                     ------------      ----------     -----------     -----------
     Realized gain (loss) on investments .........      1,057,858         536,201       4,049,496       6,551,707
  Change in unrealized gain (loss) on investments        (361,836)      2,368,630      41,418,748      56,502,870
                                                     ------------      ----------     -----------     -----------
     Net gain (loss) on investments ..............        696,022       2,904,831      45,468,244      63,054,577
                                                     ------------      ----------     -----------     -----------
  Reinvested capital gains .......................      1,534,188         912,942      31,798,451      12,423,793
                                                     ------------      ----------     -----------     -----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      2,310,752       3,867,142      76,467,721      74,934,058
                                                     ------------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................      7,020,652      10,539,635      54,418,328      45,406,273
  Transfers between funds ........................     (3,590,869)        194,224      (3,115,844)     (5,882,750)
  Redemptions ....................................     (1,911,140)     (2,164,138)    (19,264,721)    (32,023,667)
  Annual contract maintenance charge (note 2) ....              -               -            (248)              -
  Contingent deferred sales charges (note 2) .....              -               -               -              (5)
  Adjustments to maintain reserves ...............             52             124           1,774           5,882
                                                     ------------      ----------     -----------     -----------
       Net equity transactions ...................      1,518,695       8,569,845      32,039,289       7,505,733

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      3,829,447      12,436,987     108,507,010      82,439,791
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     21,339,448       8,902,461     311,429,060     228,989,269
                                                     ------------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $ 25,168,895      21,339,448     419,936,070     311,429,060
                                                     ============      ==========     ===========     ===========


                                                                FidVIPAM                        FidVIPEI
                                                        ------------------------        ------------------------
                                                           1999           1998            1999            1998
                                                        ---------       --------        ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         1,649           1,218           3,267           2,576
  Mortality and expense charges (note 2) .........             -             (66)              -            (316)
  Administration charge (note 2):
           Tier I ................................             -             (59)              -            (284)
           Tier II ...............................             -               -               -               -
           Tier III ..............................             -               -               -               -
           Tier IV ...............................             -               -               -               -
           Tier V ................................             -               -               -               -
  Variable account fee (notes 2 and 5) ...........          (533)           (280)         (2,180)         (1,254)
                                                          ------          ------         -------         -------
     Net investment activity .....................         1,116             813           1,087             722

  Proceeds from mutual fund shares sold ..........         1,270           2,675          42,623          32,991
  Cost of mutual fund shares sold ................          (982)         (2,284)        (30,377)        (22,023)
                                                          ------          ------         -------         -------
     Realized gain (loss) on investments .........           288             391          12,246          10,968
  Change in unrealized gain (loss) on investments          2,041             842          (8,341)            467
                                                          ------          ------         -------         -------
     Net gain (loss) on investments ..............         2,329           1,233           3,905          11,435
                                                          ------          ------         -------         -------
  Reinvested capital gains .......................         2,089           3,653           7,222           9,167
                                                          ------          ------         -------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........         5,534           5,699          12,214          21,324
                                                          ------          ------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................         6,409           8,531          26,978          43,053
  Transfers between funds ........................         2,273               -         (19,925)         (9,466)
  Redemptions ....................................          (490)         (2,633)           (929)         (7,379)
  Annual contract maintenance charge (note 2) ....             -               -               -               -
  Contingent deferred sales charges (note 2) .....             -               -               -               -
  Adjustments to maintain reserves ...............             1              (1)             72               8
                                                          ------          ------         -------         -------
       Net equity transactions ...................         8,193           5,897           6,196          26,216

NET CHANGE IN CONTRACT OWNERS' EQUITY.............        13,727          11,596          18,410          47,540
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........        49,356          37,760         216,494         168,954
                                                          ------          ------         -------         -------
CONTRACT OWNERS' EQUITY END OF YEAR...............        63,083          49,356         234,904         216,494
                                                          ======          ======         =======         =======

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               FidVIPGr                          FidVIPHI
                                                      --------------------------         ---------------------
                                                          1999             1998           1999           1998
                                                      -----------        -------         ------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       392            694          4,036          3,277
  Mortality and expense charges (note 2) ..........             -           (240)             -            (80)
  Administration charge (note 2):
           Tier I .................................             -           (216)             -            (72)
           Tier II ................................             -              -              -              -
           Tier III ...............................             -              -              -              -
           Tier IV ................................             -              -              -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (2,651)        (1,128)          (348)          (310)
                                                      -----------        -------         ------         ------
     Net investment activity ......................        (2,259)          (890)         3,688          2,815

  Proceeds from mutual fund shares sold ...........        15,214          6,452         17,737          8,878
  Cost of mutual fund shares sold .................        (7,372)        (3,841)       (18,825)        (9,385)
                                                      -----------        -------         ------         ------
     Realized gain (loss) on investments ..........         7,842          2,611         (1,088)          (507)
  Change in unrealized gain (loss) on investments .        61,793         36,858            531         (7,529)
                                                      -----------        -------         ------         ------
     Net gain (loss) on investments ...............        69,635         39,469           (557)        (8,036)
                                                      -----------        -------         ------         ------
  Reinvested capital gains ........................        24,632         18,160            151          2,082
                                                      -----------        -------         ------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        92,008         56,739          3,282         (3,139)
                                                      -----------        -------         ------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        43,515         35,276          4,137          9,559
  Transfers between funds .........................        15,223              -        (17,607)        (8,866)
  Redemptions .....................................        (3,581)        (5,371)             -              -
  Annual contract maintenance charge (note 2) .....             -              -              -              -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (22)            26             (1)             -
                                                      -----------        -------         ------         ------
       Net equity transactions ....................        55,135         29,931        (13,471)           693

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       147,143         86,670        (10,189)        (2,446)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       219,907        133,237         42,986         45,432
                                                      -----------        -------         ------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   367,050        219,907         32,797         42,986
                                                      ===========        =======         ======         ======

                                                                FidVIPOv                    GroFdAm
                                                         ----------------------     -------------------------
                                                          1999           1998          1999          1998
                                                         -------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        2,118          2,978         47,982         70,297
  Mortality and expense charges (note 2) ..........            -           (275)             -        (24,381)
  Administration charge (note 2):
           Tier I .................................            -           (247)             -        (14,294)
           Tier II ................................            -              -              -         (3,521)
           Tier III ...............................            -              -              -         (1,856)
           Tier IV ................................            -              -              -           (402)
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............       (1,423)          (946)      (214,713)       (95,760)
                                                         -------        -------     ----------     ----------
     Net investment activity ......................          695          1,510       (166,731)       (69,917)

  Proceeds from mutual fund shares sold ...........       19,124         59,366      1,854,010      2,326,943
  Cost of mutual fund shares sold .................      (15,739)       (49,880)    (1,141,338)    (1,849,031)
                                                         -------        -------     ----------     ----------
     Realized gain (loss) on investments ..........        3,385          9,486        712,672        477,912
  Change in unrealized gain (loss) on investments .       48,433         (3,645)     5,867,655      2,260,735
                                                         -------        -------     ----------     ----------
     Net gain (loss) on investments ...............       51,818          5,841      6,580,327      2,738,647
                                                         -------        -------     ----------     ----------
  Reinvested capital gains ........................        3,416          8,777      3,406,699      1,726,170
                                                         -------        -------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       55,929         16,128      9,820,295      4,394,900
                                                         -------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        8,662         18,183      3,497,080      2,880,077
  Transfers between funds .........................       (6,027)       (56,597)     3,729,668       (558,934)
  Redemptions .....................................         (997)          (998)    (1,300,833)    (1,058,856)
  Annual contract maintenance charge (note 2) .....            -              -            (39)             -
  Contingent deferred sales charges (note 2) ......            -              -            (32)             -
  Adjustments to maintain reserves ................            2            (21)         1,698            286
                                                         -------        -------     ----------     ----------
       Net equity transactions ....................        1,640        (39,433)     5,927,542      1,262,573

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       57,569        (23,305)    15,747,837      5,657,473
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      136,291        159,596     19,249,841     13,592,368
                                                         -------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................      193,860        136,291     34,997,678     19,249,841
                                                         =======        =======     ==========     ==========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 IncFdAm                         InvDynam
                                                      ----------------------------      ---------------------------
                                                           1999            1998            1999              1998
                                                      ------------      ----------      ----------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  1,016,211         945,621               -               -
  Mortality and expense charges (note 2) ..........              -         (31,811)              -               -
  Administration charge (note 2):
           Tier I .................................              -         (19,475)              -               -
           Tier II ................................              -          (5,215)              -               -
           Tier III ...............................              -          (1,414)              -               -
           Tier IV ................................              -            (519)              -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............       (178,839)       (118,013)        (49,164)            (10)
                                                      ------------      ----------      ----------          ------
     Net investment activity ......................        837,372         769,174         (49,164)            (10)

  Proceeds from mutual fund shares sold ...........      3,061,635       2,414,779       2,741,703           6,997
  Cost of mutual fund shares sold .................     (2,603,942)     (1,789,136)     (2,150,554)         (7,179)
                                                      ------------      ----------      ----------          ------
     Realized gain (loss) on investments ..........        457,693         625,643         591,149            (182)
  Change in unrealized gain (loss) on investments .     (2,310,805)     (1,091,203)      7,435,838           2,237
                                                      ------------      ----------      ----------          ------
     Net gain (loss) on investments ...............     (1,853,112)       (465,560)      8,026,987           2,055
                                                      ------------      ----------      ----------          ------
  Reinvested capital gains ........................        945,999       1,297,143       1,388,867             861
                                                      ------------      ----------      ----------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        (69,741)      1,600,757       9,366,690           2,906
                                                      ------------      ----------      ----------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,908,913       3,418,594       9,163,346          22,113
  Transfers between funds .........................     (2,598,771)     (1,370,792)     26,332,038          32,022
  Redemptions .....................................     (1,212,911)     (1,488,464)     (1,166,383)              -
  Annual contract maintenance charge (note 2) .....            (25)              -             (12)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................          2,473             116         (10,226)            (11)
                                                      ------------      ----------      ----------          ------
       Net equity transactions ....................       (900,321)        559,454      34,318,763          54,124

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       (970,062)      2,160,211      43,685,453          57,030
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     20,515,616      18,355,405          57,030               -
                                                      ------------      ----------      ----------          ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 19,545,554      20,515,616      43,742,483          57,030
                                                      ============      ==========      ==========          ======


                                                                 InvIndInc                       InvTotRet
                                                        --------------------------       --------------------------
                                                           1999            1998             1999             1998
                                                        ----------      ----------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        484,806         605,912          29,319              84
  Mortality and expense charges (note 2) ..........              -         (40,935)              -               -
  Administration charge (note 2):
           Tier I .................................              -         (26,247)              -               -
           Tier II ................................              -          (6,522)              -               -
           Tier III ...............................              -          (1,097)              -               -
           Tier IV ................................              -            (717)              -               -
           Tier V .................................              -               -               -               -
  Variable account fee (notes 2 and 5) ............       (263,147)       (158,242)         (7,114)            (48)
                                                        ----------      ----------       ---------         -------
     Net investment activity ......................        221,659         372,152          22,205              36

  Proceeds from mutual fund shares sold ...........      3,074,011       1,979,934         418,901               -
  Cost of mutual fund shares sold .................     (2,178,100)     (1,412,824)       (425,696)              -
                                                        ----------      ----------       ---------         -------
     Realized gain (loss) on investments ..........        895,911         567,110          (6,795)              -
  Change in unrealized gain (loss) on investments .       (565,078)       (296,231)       (109,387)           (492)
                                                        ----------      ----------       ---------         -------
     Net gain (loss) on investments ...............        330,833         270,879        (116,182)           (492)
                                                        ----------      ----------       ---------         -------
  Reinvested capital gains ........................      2,721,417       2,563,688          49,842           2,113
                                                        ----------      ----------       ---------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      3,273,909       3,206,719         (44,135)          1,657
                                                        ----------      ----------       ---------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      4,671,451       5,778,407         608,623          33,134
  Transfers between funds .........................     (3,283,170)     (2,075,401)        737,144          96,955
  Redemptions .....................................     (1,701,834)     (1,577,795)        (38,546)              -
  Annual contract maintenance charge (note 2) .....            (86)              -              (3)              -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................          1,352             335              14              (1)
                                                        ----------      ----------       ---------         -------
       Net equity transactions ....................       (312,287)      2,125,546       1,307,232         130,088

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      2,961,622       5,332,265       1,263,097         131,745
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     28,222,368      22,890,103         131,745               -
                                                        ----------      ----------       ---------         -------
CONTRACT OWNERS' EQUITY END OF YEAR................     31,183,990      28,222,368       1,394,842         131,745
                                                        ==========      ==========       =========         =======

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                                 JanFund                            Jan20Fd
                                                      ------------------------------      ---------------------------
                                                          1999              1998             1999              1998
                                                      -------------      -----------      -----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           -          255,272                -               -
  Mortality and expense charges (note 2) ..........               -         (123,418)               -             (96)
  Administration charge (note 2):
           Tier I .................................               -          (73,139)               -             (86)
           Tier II ................................               -          (18,968)               -               -
           Tier III ...............................               -           (5,896)               -               -
           Tier IV ................................               -           (3,446)               -               -
           Tier V .................................               -                -                -               -
  Variable account fee (notes 2 and 5) ............      (1,891,052)        (572,068)               -               -
                                                      -------------      -----------      -----------       ---------
     Net investment activity ......................      (1,891,052)        (541,663)               -            (182)

  Proceeds from mutual fund shares sold ...........      44,613,068        5,913,478                -         234,631
  Cost of mutual fund shares sold .................     (28,242,722)      (4,178,412)               -        (218,097)
                                                      -------------      -----------      -----------       ---------
     Realized gain (loss) on investments ..........      16,370,346        1,735,066                -          16,534
  Change in unrealized gain (loss) on investments .      38,835,816       27,025,929                -           1,871
                                                      -------------      -----------      -----------       ---------
     Net gain (loss) on investments ...............      55,206,162       28,760,995                -          18,405
                                                      -------------      -----------      -----------       ---------
  Reinvested capital gains ........................      35,378,670        3,109,129                -               -
                                                      -------------      -----------      -----------       ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      88,693,780       31,328,461                -          18,223
                                                      -------------      -----------      -----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      58,291,104       30,660,731                -          66,106
  Transfers between funds .........................      68,989,874        9,765,202                -         112,713
  Redemptions .....................................     (12,903,192)      (6,044,122)               -        (213,496)
  Annual contract maintenance charge (note 2) .....            (648)               -                -               -
  Contingent deferred sales charges (note 2) ......               -                -                -               -
  Adjustments to maintain reserves ................        (121,677)          13,252                -              (1)
                                                      -------------      -----------      -----------       ---------
       Net equity transactions ....................     114,255,461       34,395,063                -         (34,678)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     202,949,241       65,723,524                -         (16,455)
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     131,449,444       65,725,920                -          16,455
                                                      -------------      -----------      -----------       ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 334,398,685      131,449,444                -               -
                                                      =============      ===========      ===========       =========

                                                                  JanWrldwde                          MASFIP
                                                          --------------------------        --------------------------
                                                             1999             1998            1999             1998
                                                          ---------        ---------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              718            4,603          436,281          262,173
  Mortality and expense charges (note 2) ..........               -              (52)               -           (5,269)
  Administration charge (note 2):
           Tier I .................................               -              (46)               -           (2,984)
           Tier II ................................               -                -                -             (671)
           Tier III ...............................               -                -                -             (494)
           Tier IV ................................               -                -                -             (117)
           Tier V .................................               -                -                -                -
  Variable account fee (notes 2 and 5) ............         (13,371)          (4,975)         (57,783)         (25,897)
                                                          ---------        ---------        ---------        ---------
     Net investment activity ......................         (12,653)            (470)         378,498          226,741

  Proceeds from mutual fund shares sold ...........         236,222          280,474        4,229,439        2,064,790
  Cost of mutual fund shares sold .................        (204,303)        (276,630)      (4,452,181)      (2,063,602)
                                                          ---------        ---------        ---------        ---------
     Realized gain (loss) on investments ..........          31,919            3,844         (222,742)           1,188
  Change in unrealized gain (loss) on investments .         739,231           32,242         (254,503)        (138,309)
                                                          ---------        ---------        ---------        ---------
     Net gain (loss) on investments ...............         771,150           36,086         (477,245)        (137,121)
                                                          ---------        ---------        ---------        ---------
  Reinvested capital gains ........................          34,788                -                -          141,173
                                                          ---------        ---------        ---------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........         793,285           35,616          (98,747)         230,793
                                                          ---------        ---------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         254,509        1,224,932        1,379,662        2,337,578
  Transfers between funds .........................         (23,787)          42,958         (326,755)       1,227,491
  Redemptions .....................................         (56,910)        (148,660)        (592,153)        (408,984)
  Annual contract maintenance charge (note 2) .....               -                -              (11)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................              61              778             (373)             769
                                                          ---------        ---------        ---------        ---------
       Net equity transactions ....................         173,873        1,120,008          460,370        3,156,854

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         967,158        1,155,624          361,623        3,387,647
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       1,155,624                -        6,046,920        2,659,273
                                                          ---------        ---------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................       2,122,782        1,155,624        6,408,543        6,046,920
                                                          =========        =========        =========        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                               MFSGrStk                         MFSGrOpp
                                                     ----------------------------      --------------------------
                                                         1999             1998            1999            1998
                                                     ------------      ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $          -           3,357               -               -
  Mortality and expense charges (note 2) .........              -         (13,218)              -         (50,612)
  Administration charge (note 2):
           Tier I ................................              -          (3,786)              -          (7,564)
           Tier II ...............................              -            (577)              -          (4,456)
           Tier III ..............................              -            (217)              -          (2,056)
           Tier IV ...............................              -              (3)              -             (38)
           Tier V ................................              -          (2,376)              -          (9,935)
  Variable account fee (notes 2 and 5) ...........        (79,821)        (45,122)       (225,794)       (155,715)
                                                     ------------      ----------      ----------      ----------
     Net investment activity .....................        (79,821)        (61,942)       (225,794)       (230,376)

  Proceeds from mutual fund shares sold ..........        448,880         763,833       4,575,682       4,941,954
  Cost of mutual fund shares sold ................       (296,266)       (594,289)     (3,253,644)     (3,473,271)
                                                     ------------      ----------      ----------      ----------
     Realized gain (loss) on investments .........        152,614         169,544       1,322,038       1,468,683
  Change in unrealized gain (loss) on investments       2,851,692       1,977,242       5,720,649       2,631,079
                                                     ------------      ----------      ----------      ----------
     Net gain (loss) on investments ..............      3,004,306       2,146,786       7,042,687       4,099,762
                                                     ------------      ----------      ----------      ----------
  Reinvested capital gains .......................      1,069,028         835,048       3,953,068       3,810,336
                                                     ------------      ----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      3,993,513       2,919,892      10,769,961       7,679,722
                                                     ------------      ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        399,106         938,045       1,856,148       3,001,332
  Transfers between funds ........................        214,593          49,079      (2,097,203)       (315,367)
  Redemptions ....................................       (380,737)       (652,945)     (2,288,039)     (2,525,453)
  Annual contract maintenance charge (note 2) ....           (443)           (489)            (22)              -
  Contingent deferred sales charges (note 2) .....            (98)           (185)              -               -
  Adjustments to maintain reserves ...............            (58)            180             249            (192)
                                                     ------------      ----------      ----------      ----------
       Net equity transactions ...................        232,363         333,685      (2,528,867)        160,320

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      4,225,876       3,253,577       8,241,094       7,840,042
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     10,458,588       7,205,011      35,666,943      27,826,901
                                                     ------------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $ 14,684,464      10,458,588      43,908,037      35,666,943
                                                     ============      ==========      ==========      ==========

                                                               MFSHiInc                          MSIEqGroB
                                                        -------------------------       --------------------------
                                                           1999           1998             1999             1998
                                                        ---------       ---------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................        466,639         456,237              86              95
  Mortality and expense charges (note 2) .........              -          (7,916)              -               -
  Administration charge (note 2):
           Tier I ................................              -            (768)              -               -
           Tier II ...............................              -            (201)              -               -
           Tier III ..............................              -            (148)              -               -
           Tier IV ...............................              -               -               -               -
           Tier V ................................              -          (1,969)              -               -
  Variable account fee (notes 2 and 5) ...........        (30,832)        (25,707)         (4,572)            (45)
                                                        ---------       ---------       ---------          ------
     Net investment activity .....................        435,807         419,528          (4,486)             50

  Proceeds from mutual fund shares sold ..........      8,399,186       7,726,052       1,193,606             676
  Cost of mutual fund shares sold ................     (8,707,031)     (7,645,469)     (1,096,796)           (667)
                                                        ---------       ---------       ---------          ------
     Realized gain (loss) on investments .........       (307,845)         80,583          96,810               9
  Change in unrealized gain (loss) on investments         186,818        (532,483)        183,093           1,514
                                                        ---------       ---------       ---------          ------
     Net gain (loss) on investments ..............       (121,027)       (451,900)        279,903           1,523
                                                        ---------       ---------       ---------          ------
  Reinvested capital gains .......................              -               -         104,207           3,097
                                                        ---------       ---------       ---------          ------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........        314,780         (32,372)        379,624           4,670
                                                        ---------       ---------       ---------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        654,031       2,601,573         664,758          25,975
  Transfers between funds ........................     (1,136,191)       (223,014)      1,067,742          67,174
  Redemptions ....................................       (405,027)       (931,136)        (75,897)              -
  Annual contract maintenance charge (note 2) ....             (4)              -              (2)              -
  Contingent deferred sales charges (note 2) .....              -               -               -               -
  Adjustments to maintain reserves ...............            (32)          2,885             (75)             82
                                                        ---------       ---------       ---------          ------
       Net equity transactions ...................       (887,223)      1,450,308       1,656,526          93,231

NET CHANGE IN CONTRACT OWNERS' EQUITY.............       (572,443)      1,417,936       2,036,150          97,901
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........      5,341,007       3,923,071          97,901               -
                                                        ---------       ---------       ---------          ------
CONTRACT OWNERS' EQUITY END OF YEAR...............      4,768,564       5,341,007       2,134,051          97,901
                                                        =========       =========       =========          ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                NAATAggr                      NAATCons
                                                      --------------------------      ------------------------
                                                          1999           1998           1999             1998
                                                      -----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     2,253            507         39,033          5,626
  Mortality and expense charges (note 2) ..........             -         (1,215)             -           (201)
  Administration charge (note 2):
           Tier I .................................             -           (890)             -            (28)
           Tier II ................................             -           (141)             -             (2)
           Tier III ...............................             -            (25)             -           (100)
           Tier IV ................................             -             (3)             -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............       (22,045)       (13,433)        (8,500)        (1,900)
                                                      -----------      ---------      ---------        -------
     Net investment activity ......................       (19,792)       (15,200)        30,533          3,395

  Proceeds from mutual fund shares sold ...........     1,193,777        635,734      1,073,840        576,645
  Cost of mutual fund shares sold .................    (1,146,650)      (616,801)    (1,059,798)      (567,041)
                                                      -----------      ---------      ---------        -------
     Realized gain (loss) on investments ..........        47,127         18,933         14,042          9,604
  Change in unrealized gain (loss) on investments .       681,570        196,583        (13,838)        19,647
                                                      -----------      ---------      ---------        -------
     Net gain (loss) on investments ...............       728,697        215,516            204         29,251
                                                      -----------      ---------      ---------        -------
  Reinvested capital gains ........................       126,723              -         10,727              -
                                                      -----------      ---------      ---------        -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       835,628        200,316         41,464         32,646
                                                      -----------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     2,055,809      1,887,715        466,919        195,908
  Transfers between funds .........................    (1,211,032)     1,152,077        477,026        444,932
  Redemptions .....................................      (205,081)      (170,820)      (213,591)       (78,995)
  Annual contract maintenance charge (note 2) .....            (1)             -             (5)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           532             47            (41)            (4)
                                                      -----------      ---------      ---------        -------
       Net equity transactions ....................       640,227      2,869,019        730,308        561,841

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,475,855      3,069,335        771,772        594,487
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,069,335              -        594,487              -
                                                      -----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,545,190      3,069,335      1,366,259        594,487
                                                      ===========      =========      =========        =======


                                                                 NAATMod                     NAATModAgg
                                                        ------------------------      ------------------------
                                                           1999           1998           1999          1998
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        32,302          5,843         19,297          5,390
  Mortality and expense charges (note 2) ..........             -           (108)             -           (455)
  Administration charge (note 2):
           Tier I .................................             -            (62)             -           (270)
           Tier II ................................             -            (17)             -            (61)
           Tier III ...............................             -             (7)             -            (42)
           Tier IV ................................             -             (3)             -             (3)
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............       (17,716)        (5,098)       (14,664)        (6,084)
                                                        ---------      ---------      ---------      ---------
     Net investment activity ......................        14,586            548          4,633         (1,525)

  Proceeds from mutual fund shares sold ...........       789,952        336,223        791,086        464,789
  Cost of mutual fund shares sold .................      (728,876)      (348,924)      (757,478)      (466,292)
                                                        ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........        61,076        (12,701)        33,608         (1,503)
  Change in unrealized gain (loss) on investments .       300,514        147,065        419,268        102,054
                                                        ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............       361,590        134,364        452,876        100,551
                                                        ---------      ---------      ---------      ---------
  Reinvested capital gains ........................        38,471              -         53,998              -
                                                        ---------      ---------      ---------      ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       414,647        134,912        511,507         99,026
                                                        ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     1,367,867      1,292,678      2,045,368      1,191,358
  Transfers between funds .........................       341,331        469,169       (210,193)       379,175
  Redemptions .....................................      (296,410)      (126,526)      (356,611)       (93,431)
  Annual contract maintenance charge (note 2) .....            (5)             -            (15)             -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           224             30            326             39
                                                        ---------      ---------      ---------      ---------
       Net equity transactions ....................     1,413,007      1,635,351      1,478,875      1,477,141

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,827,654      1,770,263      1,990,382      1,576,167
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     1,770,263              -      1,576,167              -
                                                        ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF YEAR................     3,597,917      1,770,263      3,566,549      1,576,167
                                                        =========      =========      =========      =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 NAATModCon                         NWBdFd
                                                      -----------------------------       -------------------------
                                                          1999               1998           1999            1998
                                                      ------------        ---------       --------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     24,323           5,191          16,073           8,729
  Mortality and expense charges (note 2) ..........              -             (73)              -            (177)
  Administration charge (note 2):
           Tier I .................................              -             (15)              -               -
           Tier II ................................              -              (1)              -               -
           Tier III ...............................              -             (33)              -               -
           Tier IV ................................              -               -               -               -
           Tier V .................................              -               -               -             (53)
  Variable account fee (notes 2 and 5) ............         (6,940)         (2,642)         (2,130)           (874)
                                                      ------------         -------         -------         -------
     Net investment activity ......................         17,383           2,427          13,943           7,625

  Proceeds from mutual fund shares sold ...........        499,502         126,322          37,555          32,175
  Cost of mutual fund shares sold .................       (467,195)       (122,914)        (36,522)        (30,850)
                                                      ------------         -------         -------         -------
     Realized gain (loss) on investments ..........         32,307           3,408           1,033           1,325
  Change in unrealized gain (loss) on investments .         38,816          53,826         (24,903)          2,630
                                                      ------------         -------         -------         -------
     Net gain (loss) on investments ...............         71,123          57,234         (23,870)          3,955
                                                      ------------         -------         -------         -------
  Reinvested capital gains ........................         14,911               -               -               -
                                                      ------------         -------         -------         -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        103,417          59,661          (9,927)         11,580
                                                      ------------         -------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        501,423         345,421          23,536         173,475
  Transfers between funds .........................        (13,064)        511,458         (20,593)        (21,724)
  Redemptions .....................................        (57,023)        (41,109)         (6,255)           (840)
  Annual contract maintenance charge (note 2) .....              -               -               -               -
  Contingent deferred sales charges (note 2) ......              -               -               -               -
  Adjustments to maintain reserves ................            147              43              78             (84)
                                                      ------------         -------         -------         -------
       Net equity transactions ....................        431,483         815,813          (3,234)        150,827

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        534,900         875,474         (13,161)        162,407
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        875,474               -         274,143         111,736
                                                      ------------         -------         -------         -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  1,410,374         875,474         260,982         274,143
                                                      ============         =======         =======         =======

                                                                NWFund                           NWGroFd
                                                       ---------------------------      --------------------------
                                                          1999            1998             1999            1998
                                                       -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      1,444,718       1,275,418          27,043          14,337
  Mortality and expense charges (note 2) ..........              -        (162,460)              -         (18,865)
  Administration charge (note 2):
           Tier I .................................              -         (71,265)              -          (6,715)
           Tier II ................................              -         (20,611)              -          (2,143)
           Tier III ...............................              -          (8,929)              -            (475)
           Tier IV ................................              -          (2,770)              -            (992)
           Tier V .................................              -         (10,712)              -          (1,636)
  Variable account fee (notes 2 and 5) ............     (1,226,252)       (793,939)       (104,763)        (68,124)
                                                       -----------     -----------      ----------      ----------
     Net investment activity ......................        218,466         204,732         (77,720)        (84,613)

  Proceeds from mutual fund shares sold ...........     32,894,171       7,155,989       2,545,374       3,211,852
  Cost of mutual fund shares sold .................    (16,881,727)     (3,977,604)     (1,726,546)     (2,238,411)
                                                       -----------     -----------      ----------      ----------
     Realized gain (loss) on investments ..........     16,012,444       3,178,385         818,828         973,441
  Change in unrealized gain (loss) on investments .    (29,316,575)     21,386,876        (500,712)        746,981
                                                       -----------     -----------      ----------      ----------
     Net gain (loss) on investments ...............    (13,304,131)     24,565,261         318,116       1,720,422
                                                       -----------     -----------      ----------      ----------
  Reinvested capital gains ........................     11,449,667       7,428,131       1,888,142         688,315
                                                       -----------     -----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     (1,635,998)     32,198,124       2,128,538       2,324,124
                                                       -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     53,421,212      59,228,416       1,895,426       2,626,268
  Transfers between funds .........................    (49,155,148)     35,685,404      (1,422,117)        (14,054)
  Redemptions .....................................    (13,489,833)    (13,470,684)     (1,072,682)     (1,150,765)
  Annual contract maintenance charge (note 2) .....         (1,149)         (1,070)            (40)              -
  Contingent deferred sales charges (note 2) ......         (1,616)         (1,062)              -               -
  Adjustments to maintain reserves ................         17,852           6,785             (51)             93
                                                       -----------     -----------      ----------      ----------
       Net equity transactions ....................     (9,208,682)     81,447,789        (599,464)      1,461,542

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    (10,844,680)    113,645,913       1,529,074       3,785,666
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........    188,973,280      75,327,367      13,756,598       9,970,932
                                                       -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR................    178,128,600     188,973,280      15,285,672      13,756,598
                                                       ===========     ===========      ==========      ==========



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  NWMyMkt                           NWIndxFdY
                                                      ------------------------------       ----------------------------
                                                          1999               1998             1999              1998
                                                      -------------       ----------       ----------         ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   4,413,067        3,234,302           50,540            1,092
  Mortality and expense charges (note 2) ..........               -         (103,945)               -                -
  Administration charge (note 2):
           Tier I .................................               -          (33,864)               -                -
           Tier II ................................               -          (27,756)               -                -
           Tier III ...............................               -           (3,371)               -                -
           Tier IV ................................               -           (2,320)               -                -
           Tier V .................................               -           (6,062)               -                -
  Variable account fee (notes 2 and 5) ............        (574,091)        (356,313)         (38,313)            (272)
                                                      -------------       ----------       ----------          -------
     Net investment activity ......................       3,838,976        2,700,671           12,227              820

  Proceeds from mutual fund shares sold ...........     190,151,180      125,064,177        4,443,045           12,991
  Cost of mutual fund shares sold .................    (190,151,180)    (125,064,177)      (4,111,612)         (12,980)
                                                      -------------       ----------       ----------          -------
     Realized gain (loss) on investments ..........               -                -          331,433               11
  Change in unrealized gain (loss) on investments .               -                -          883,603           18,449
                                                      -------------       ----------       ----------          -------
     Net gain (loss) on investments ...............               -                -        1,215,036           18,460
                                                      -------------       ----------       ----------          -------
  Reinvested capital gains ........................               -                -           18,844                -
                                                      -------------       ----------       ----------          -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       3,838,976        2,700,671        1,246,107           19,280
                                                      -------------       ----------       ----------          -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      25,072,226       15,218,549        5,295,958           81,674
  Transfers between funds .........................      44,362,260        7,542,179        4,892,711          507,742
  Redemptions .....................................     (25,014,174)     (11,436,140)        (616,810)          (6,153)
  Annual contract maintenance charge (note 2) .....             (87)             (14)              (1)               -
  Contingent deferred sales charges (note 2) ......               -                -                -                -
  Adjustments to maintain reserves ................         146,813           17,615                5               91
                                                      -------------       ----------       ----------          -------
       Net equity transactions ....................      44,567,038       11,342,189        9,571,863          583,354

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      48,406,014       14,042,860       10,817,970          602,634
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      70,669,459       56,626,599          602,634                -
                                                      -------------       ----------       ----------          -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 119,075,473       70,669,459       11,420,604          602,634
                                                      =============       ==========       ==========          =======

                                                                   NSATGvtBd                           NSATInc
                                                          --------------------------          ------------------------
                                                             1999             1998             1999            1998
                                                          ---------         --------          -------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          1,093              932            1,131                -
  Mortality and expense charges (note 2) ..........              -              (25)               -                -
  Administration charge (note 2):
           Tier I .................................              -              (23)               -                -
           Tier II ................................              -                -                -                -
           Tier III ...............................              -                -                -                -
           Tier IV ................................              -                -                -                -
           Tier V .................................              -                -                -                -
  Variable account fee (notes 2 and 5) ............           (191)            (114)             (45)               -
                                                            ------           ------          -------        ---------
     Net investment activity ......................            902              770            1,086                -

  Proceeds from mutual fund shares sold ...........             62               98            5,774                -
  Cost of mutual fund shares sold .................            (60)             (91)          (5,717)               -
                                                            ------           ------          -------        ---------
     Realized gain (loss) on investments ..........              2                7               57                -
  Change in unrealized gain (loss) on investments .         (1,605)             413           (1,912)               -
                                                            ------           ------          -------        ---------
     Net gain (loss) on investments ...............         (1,603)             420           (1,855)               -
                                                            ------           ------          -------        ---------
  Reinvested capital gains ........................             40               93                -                -
                                                            ------           ------          -------        ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........           (661)           1,283             (769)               -
                                                            ------           ------          -------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          1,851            3,575            3,064                -
  Transfers between funds .........................              -                -          110,496                -
  Redemptions .....................................              -             (188)          (1,000)               -
  Annual contract maintenance charge (note 2) .....            (12)             (12)               -                -
  Contingent deferred sales charges (note 2) ......              -                -                -                -
  Adjustments to maintain reserves ................             (2)               -               (3)               -
                                                            ------           ------          -------        ---------
       Net equity transactions ....................          1,837            3,375          112,557                -

NET CHANGE IN CONTRACT OWNERS' EQUITY..............          1,176            4,658          111,788                -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........         19,439           14,781                -                -
                                                            ------           ------          -------        ---------
CONTRACT OWNERS' EQUITY END OF YEAR................         20,615           19,439          111,788                -
                                                            ======           ======          =======        =========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                              NSATMyMkt                   NSATSmCo
                                                      -------------------------    -----------------------
                                                         1999           1998         1999          1998
                                                      ----------      ---------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    4,903         1,928             -             -
  Mortality and expense charges (note 2) ..........            -           (25)            -        (1,113)
  Administration charge (note 2):
           Tier I .................................            -           (22)            -          (458)
           Tier II ................................            -             -             -          (337)
           Tier III ...............................            -             -             -           (85)
           Tier IV ................................            -             -             -           (17)
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............         (981)         (319)      (25,995)      (13,276)
                                                      ----------        ------     ---------     ---------
     Net investment activity ......................        3,922         1,562       (25,995)      (15,286)

  Proceeds from mutual fund shares sold ...........          741         1,610     3,384,480     2,561,737
  Cost of mutual fund shares sold .................         (741)       (1,610)   (3,030,189)   (2,738,916)
                                                      ----------        ------     ---------     ---------
     Realized gain (loss) on investments ..........            -             -       354,291      (177,179)
  Change in unrealized gain (loss) on investments .            -             -     1,035,137       283,712
                                                      ----------        ------     ---------     ---------
     Net gain (loss) on investments ...............            -             -     1,389,428       106,533
                                                      ----------        ------     ---------     ---------
  Reinvested capital gains ........................            -             -       207,545             -
                                                      ----------        ------     ---------     ---------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        3,922         1,562     1,570,978        91,247
                                                      ----------        ------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        8,380         9,243     1,348,224     1,668,534
  Transfers between funds .........................       33,546        56,989      (891,541)    1,950,841
  Redemptions .....................................            -             -      (182,952)     (173,431)
  Annual contract maintenance charge (note 2) .....            -             -            (7)            -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            2            12         5,420         1,142
                                                      ----------        ------     ---------     ---------
       Net equity transactions ....................       41,928        66,244       279,144     3,447,086

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       45,850        67,806     1,850,122     3,538,333
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       76,159         8,353     3,538,333             -
                                                      ----------        ------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF YEAR................   $  122,009        76,159     5,388,455     3,538,333
                                                      ==========        ======     =========     =========

                                                              NSATTotRe                    NBAMTGro
                                                       ------------------------     -----------------------
                                                         1999           1998          1999           1998
                                                       ---------      ---------     ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        1,017         1,442             -             -
  Mortality and expense charges (note 2) ..........            -          (226)            -           (46)
  Administration charge (note 2):
           Tier I .................................            -          (203)            -           (42)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............       (1,490)         (898)         (398)         (179)
                                                         -------       -------        ------        ------
     Net investment activity ......................         (473)          115          (398)         (267)

  Proceeds from mutual fund shares sold ...........        8,489        12,829             -         7,379
  Cost of mutual fund shares sold .................       (4,821)       (6,994)            -        (7,320)
                                                         -------       -------        ------        ------
     Realized gain (loss) on investments ..........        3,668         5,835             -            59
  Change in unrealized gain (loss) on investments .         (306)       10,427        19,846        (2,595)
                                                         -------       -------        ------        ------
     Net gain (loss) on investments ...............        3,362        16,262        19,846        (2,536)
                                                         -------       -------        ------        ------
  Reinvested capital gains ........................        6,072         5,748         1,957         7,561
                                                         -------       -------        ------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        8,961        22,125        21,405         4,758
                                                         -------       -------        ------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       13,141         8,798         9,572         9,567
  Transfers between funds .........................       (5,136)            -             -             -
  Redemptions .....................................            -       (12,584)            -        (7,559)
  Annual contract maintenance charge (note 2) .....          (11)          (12)            -             -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            1             2             2             1
                                                         -------       -------        ------        ------
       Net equity transactions ....................        7,995        (3,796)        9,574         2,009

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       16,956        18,329        30,979         6,767
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........      147,600       129,271        35,004        28,237
                                                         -------       -------        ------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................      164,556       147,600        65,983        35,004
                                                         =======       =======        ======        ======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                             NBAMTLMat                     NBAMTPart
                                                      -------------------------      ----------------------
                                                         1999            1998          1999         1998
                                                      ----------       --------      --------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      639           554           757           142
  Mortality and expense charges (note 2) ..........            -           (15)            -           (63)
  Administration charge (note 2):
           Tier I .................................            -           (13)            -           (56)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -             -             -             -
  Variable account fee (notes 2 and 5) ............         (116)          (65)         (638)         (325)
                                                      ----------        ------        ------        ------
     Net investment activity ......................          523           461           119          (302)

  Proceeds from mutual fund shares sold ...........            -             -        13,104         1,445
  Cost of mutual fund shares sold .................            -             -        (8,286)         (670)
                                                      ----------        ------        ------        ------
     Realized gain (loss) on investments ..........            -             -         4,818           775
  Change in unrealized gain (loss) on investments .         (458)         (144)       (2,549)       (3,210)
                                                      ----------        ------        ------        ------
     Net gain (loss) on investments ...............         (458)         (144)        2,269        (2,435)
                                                      ----------        ------        ------        ------
  Reinvested capital gains ........................            -             -         1,317         4,468
                                                      ----------        ------        ------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........           65           317         3,705         1,731
                                                      ----------        ------        ------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        1,801         2,375        17,450        30,030
  Transfers between funds .........................            -             -        (6,328)        3,872
  Redemptions .....................................            -             -        (5,432)       (1,397)
  Annual contract maintenance charge (note 2) .....            -             -             -             -
  Contingent deferred sales charges (note 2) ......            -             -             -             -
  Adjustments to maintain reserves ................            1             -           (20)           (1)
                                                      ----------        ------        ------        ------
       Net equity transactions ....................        1,802         2,375         5,670        32,504

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        1,867         2,692         9,375        34,235
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       11,132         8,440        63,666        29,431
                                                      ----------        ------        ------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   12,999        11,132        73,041        63,666
                                                      ==========        ======        ======        ======

                                                               NBGuard                     NBManhFd
                                                       -----------------------      ----------------------
                                                          1999         1998            1999          1998
                                                       ---------     ---------      ---------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       11,390         8,655             -             -
  Mortality and expense charges (note 2) ..........            -        (1,980)            -          (217)
  Administration charge (note 2):
           Tier I .................................            -          (393)            -          (195)
           Tier II ................................            -             -             -             -
           Tier III ...............................            -             -             -             -
           Tier IV ................................            -             -             -             -
           Tier V .................................            -          (463)            -             -
  Variable account fee (notes 2 and 5) ............       (7,330)       (6,774)       (2,552)       (1,138)
                                                       ---------     ---------       -------       -------
     Net investment activity ......................        4,060          (955)       (2,552)       (1,550)

  Proceeds from mutual fund shares sold ...........      944,413     1,760,387        27,520         4,438
  Cost of mutual fund shares sold .................     (916,829)   (2,068,736)      (27,741)       (4,754)
                                                       ---------     ---------       -------       -------
     Realized gain (loss) on investments ..........       27,584      (308,349)         (221)         (316)
  Change in unrealized gain (loss) on investments .     (265,166)       72,024       104,159        18,278
                                                       ---------     ---------       -------       -------
     Net gain (loss) on investments ...............     (237,582)     (236,325)      103,938        17,962
                                                       ---------     ---------       -------       -------
  Reinvested capital gains ........................      335,583       228,090        25,314        16,709
                                                       ---------     ---------       -------       -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      102,061        (9,190)      126,700        33,121
                                                       ---------     ---------       -------       -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      508,076     1,175,835         7,615       103,867
  Transfers between funds .........................     (534,845)     (425,526)       (6,691)         (255)
  Redemptions .....................................     (106,376)     (220,657)       (5,359)       (3,629)
  Annual contract maintenance charge (note 2) .....            -             -             -             -
  Contingent deferred sales charges (note 2) ......            -             -             4            (4)
  Adjustments to maintain reserves ................           (6)         (850)            1             -
                                                       ---------     ---------       -------       -------
       Net equity transactions ....................     (133,151)      528,802        (4,430)       99,979

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      (31,090)      519,612       122,270       133,100
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........    1,503,941       984,329       257,916       124,816
                                                       ---------     ---------       -------       -------
CONTRACT OWNERS' EQUITY END OF YEAR................    1,472,851     1,503,941       380,186       257,916
                                                       =========     =========       =======       =======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                              NBPartFd                   NBGuardTr
                                                      -----------------------      ---------------------
                                                         1999         1998           1999         1998
                                                      ----------   ----------      --------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        -            -             -            -
  Mortality and expense charges (note 2) ..........            -       (1,836)            -          (28)
  Administration charge (note 2):
           Tier I .................................            -       (1,652)            -          (25)
           Tier II ................................            -            -             -            -
           Tier III ...............................            -            -             -            -
           Tier IV ................................            -            -             -            -
           Tier V .................................            -            -             -            -
  Variable account fee (notes 2 and 5) ............            -            -             -            -
                                                      ----------   ----------      --------      -------
     Net investment activity ......................            -       (3,488)            -          (53)

  Proceeds from mutual fund shares sold ...........            -    2,754,448             -       68,479
  Cost of mutual fund shares sold .................            -   (2,803,651)            -      (63,557)
                                                      ----------   ----------      --------      -------
     Realized gain (loss) on investments ..........            -      (49,203)            -        4,922
  Change in unrealized gain (loss) on investments .            -      210,691             -            -
                                                      ----------   ----------      --------      -------
     Net gain (loss) on investments ...............            -      161,488             -        4,922
                                                      ----------   ----------      --------      -------
  Reinvested capital gains ........................            -            -             -            -
                                                      ----------   ----------      --------      -------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........            -      158,000             -        4,869
                                                      ----------   ----------      --------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................            -      363,321             -       33,268
  Transfers between funds .........................            -      245,865             -       27,513
  Redemptions .....................................            -   (2,766,371)            -      (65,651)
  Annual contract maintenance charge (note 2) .....            -            -             -            -
  Contingent deferred sales charges (note 2) ......            -            -             -            -
  Adjustments to maintain reserves ................            -           41             -            1
                                                      ----------   ----------      --------      -------
       Net equity transactions ....................            -   (2,157,144)            -       (4,869)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............            -   (1,999,144)            -            -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........            -    1,999,144             -            -
                                                      ----------   ----------      --------      -------
CONTRACT OWNERS' EQUITY END OF YEAR................   $        -            -             -            -
                                                      ==========   ==========      ========      =======

                                                              NBPartTr                    PrBalY
                                                       ----------------------      ---------------------
                                                         1999          1998         1999           1998
                                                       -------       --------      -------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      1,756             -         9,807           101
  Mortality and expense charges (note 2) ..........          -             -             -             -
  Administration charge (note 2):
           Tier I .................................          -             -             -             -
           Tier II ................................          -             -             -             -
           Tier III ...............................          -             -             -             -
           Tier IV ................................          -             -             -             -
           Tier V .................................          -             -             -             -
  Variable account fee (notes 2 and 5) ............       (977)           (4)       (2,044)          (25)
                                                       -------        ------       -------        ------
     Net investment activity ......................        779            (4)        7,763            76

  Proceeds from mutual fund shares sold ...........    179,412        14,303       159,910         1,150
  Cost of mutual fund shares sold .................   (172,997)      (14,138)     (153,742)       (1,099)
                                                       -------        ------       -------        ------
     Realized gain (loss) on investments ..........      6,415           165         6,168            51
  Change in unrealized gain (loss) on investments .    (13,932)            6         5,245         1,222
                                                       -------        ------       -------        ------
     Net gain (loss) on investments ...............     (7,517)          171        11,413         1,273
                                                       -------        ------       -------        ------
  Reinvested capital gains ........................     11,549           120        10,302             -
                                                       -------        ------       -------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      4,811           287        29,478         1,349
                                                       -------        ------       -------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     84,266         4,656       160,789        27,624
  Transfers between funds .........................     57,222        41,930       362,027        26,228
  Redemptions .....................................     (3,539)            -       (19,468)            -
  Annual contract maintenance charge (note 2) .....          -             -             -             -
  Contingent deferred sales charges (note 2) ......          -             -             -             -
  Adjustments to maintain reserves ................         74           (30)           (3)           23
                                                       -------        ------       -------        ------
       Net equity transactions ....................    138,023        46,556       503,345        53,875

NET CHANGE IN CONTRACT OWNERS' EQUITY..............    142,834        46,843       532,823        55,224
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     46,843             -        55,224             -
                                                       -------        ------       -------        ------
CONTRACT OWNERS' EQUITY END OF YEAR................    189,677        46,843       588,047        55,224
                                                       =======        ======       =======        ======


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                  PrIntY                      PrLgCapGrY
                                                      ---------------------------     -------------------------
                                                          1999              1998        1999             1998
                                                      -----------        --------     ---------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       895              -              -              -
  Mortality and expense charges (note 2) ..........             -              -              -              -
  Administration charge (note 2):
           Tier I .................................             -              -              -              -
           Tier II ................................             -              -              -              -
           Tier III ...............................             -              -              -              -
           Tier IV ................................             -              -              -              -
           Tier V .................................             -              -              -              -
  Variable account fee (notes 2 and 5) ............        (1,004)           (12)        (5,595)           (32)
                                                      -----------         ------      ---------         ------
     Net investment activity ......................          (109)           (12)        (5,595)           (32)

  Proceeds from mutual fund shares sold ...........     1,301,157          1,317        181,015         15,581
  Cost of mutual fund shares sold .................    (1,284,895)        (1,294)      (153,789)       (14,964)
                                                      -----------         ------      ---------         ------
     Realized gain (loss) on investments ..........        16,262             23         27,226            617
  Change in unrealized gain (loss) on investments .        30,168            618        368,347          3,881
                                                      -----------         ------      ---------         ------
     Net gain (loss) on investments ...............        46,430            641        395,573          4,498
                                                      -----------         ------      ---------         ------
  Reinvested capital gains ........................         3,286              -         29,922              -
                                                      -----------         ------      ---------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        49,607            629        419,900          4,466
                                                      -----------         ------      ---------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       159,508          3,159      1,298,228         21,069
  Transfers between funds .........................       128,242         15,229        693,977         38,378
  Redemptions .....................................        (3,920)             -       (101,819)             -
  Annual contract maintenance charge (note 2) .....             -              -              -              -
  Contingent deferred sales charges (note 2) ......             -              -              -              -
  Adjustments to maintain reserves ................           (12)             1            885            311
                                                      -----------         ------      ---------         ------
       Net equity transactions ....................       283,818         18,389      1,891,271         59,758

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       333,425         19,018      2,311,171         64,224
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        19,018              -         64,224              -
                                                      -----------         ------      ---------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $   352,443         19,018      2,375,395         64,224
                                                      ===========         ======      =========         ======

                                                               PrLgCpValY                    PrSmCapY
                                                         ----------------------      ------------------------
                                                           1999           1998         1999             1998
                                                         --------       -------      ---------         ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        1,105             25            952             25
  Mortality and expense charges (note 2) ..........            -              -              -              -
  Administration charge (note 2):
           Tier I .................................            -              -              -              -
           Tier II ................................            -              -              -              -
           Tier III ...............................            -              -              -              -
           Tier IV ................................            -              -              -              -
           Tier V .................................            -              -              -              -
  Variable account fee (notes 2 and 5) ............         (701)            (6)        (2,960)           (17)
                                                         -------         ------      ---------         ------
     Net investment activity ......................          404             19         (2,008)             8

  Proceeds from mutual fund shares sold ...........      246,811              -        776,552          1,003
  Cost of mutual fund shares sold .................     (249,640)             -       (745,937)          (960)
                                                         -------         ------      ---------         ------
     Realized gain (loss) on investments ..........       (2,829)             -         30,615             43
  Change in unrealized gain (loss) on investments .      (15,619)           242        124,204          1,880
                                                         -------         ------      ---------         ------
     Net gain (loss) on investments ...............      (18,448)           242        154,819          1,923
                                                         -------         ------      ---------         ------
  Reinvested capital gains ........................          879              -          8,854              -
                                                         -------         ------      ---------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      (17,165)           261        161,665          1,931
                                                         -------         ------      ---------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      149,030            997        608,531          6,201
  Transfers between funds .........................       88,235          9,117        424,083         32,130
  Redemptions .....................................       (1,220)             -         (6,433)             -
  Annual contract maintenance charge (note 2) .....            -              -              -              -
  Contingent deferred sales charges (note 2) ......            -              -              -              -
  Adjustments to maintain reserves ................          (13)            29           (466)            (9)
                                                         -------         ------      ---------         ------
       Net equity transactions ....................      236,032         10,143      1,025,715         38,322

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      218,867         10,404      1,187,380         40,253
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........       10,404              -         40,253              -
                                                         -------         ------      ---------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................      229,271         10,404      1,227,633         40,253
                                                         =======         ======      =========         ======

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                 OppGlob                        PutInvFd
                                                     ----------------------------     ---------------------------
                                                         1999              1998          1999             1998
                                                     ------------       ---------     -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................   $     17,706             382               -               -
  Mortality and expense charges (note 2) .........              -               -               -         (85,320)
  Administration charge (note 2):
           Tier I ................................              -               -               -         (14,831)
           Tier II ...............................              -               -               -          (3,668)
           Tier III ..............................              -               -               -            (942)
           Tier IV ...............................              -               -               -             (62)
           Tier V ................................              -               -               -         (18,760)
  Variable account fee (notes 2 and 5) ...........        (10,455)            (37)       (506,257)       (298,201)
                                                     ------------         -------     -----------      ----------
     Net investment activity .....................          7,251             345        (506,257)       (421,784)

  Proceeds from mutual fund shares sold ..........        641,405           5,723      11,770,726       6,828,788
  Cost of mutual fund shares sold ................       (571,639)         (6,015)     (5,690,685)     (4,492,724)
                                                     ------------         -------     -----------      ----------
     Realized gain (loss) on investments .........         69,766            (292)      6,080,041       2,336,064
  Change in unrealized gain (loss) on investments         729,439             456      16,970,884      13,802,953
                                                     ------------         -------     -----------      ----------
     Net gain (loss) on investments ..............        799,205             164      23,050,925      16,139,017
                                                     ------------         -------     -----------      ----------
  Reinvested capital gains .......................        204,712           2,941         677,043       1,853,165
                                                     ------------         -------     -----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      1,011,168           3,450      23,221,711      17,570,398
                                                     ------------         -------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................        808,122          17,726      13,741,363      14,227,151
  Transfers between funds ........................      2,022,642         118,096      (2,349,986)      2,036,253
  Redemptions ....................................        (29,086)              -      (6,965,030)     (4,706,872)
  Annual contract maintenance charge (note 2) ....             (1)              -            (779)           (837)
  Contingent deferred sales charges (note 2) .....              -               -            (411)           (321)
  Adjustments to maintain reserves ...............            (25)             36             (28)          1,034
                                                     ------------         -------     -----------      ----------
       Net equity transactions ...................      2,801,652         135,858       4,425,129      11,556,408

NET CHANGE IN CONTRACT OWNERS' EQUITY.............      3,812,820         139,308      27,646,840      29,126,806
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........        139,308               -      74,110,450      44,983,644
                                                     ------------         -------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............   $  3,952,128         139,308     101,757,290      74,110,450
                                                     ============         =======     ===========      ==========

                                                                PutVoyFd                         SEI500Ix
                                                     ----------------------------     ---------------------------
                                                           1999            1998            1999            1998
                                                       -----------     -----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               -               -         746,637         362,899
  Mortality and expense charges (note 2) .........               -        (252,564)              -         (37,050)
  Administration charge (note 2):
           Tier I ................................               -        (140,670)              -            (936)
           Tier II ...............................               -         (37,138)              -            (341)
           Tier III ..............................               -         (13,406)              -               -
           Tier IV ...............................               -          (6,144)              -               -
           Tier V ................................               -          (3,642)              -         (10,675)
  Variable account fee (notes 2 and 5) ...........      (2,093,710)     (1,017,243)       (288,313)       (151,150)
                                                       -----------     -----------      ----------      ----------
     Net investment activity .....................      (2,093,710)     (1,470,807)        458,324         162,747

  Proceeds from mutual fund shares sold ..........       6,679,291       2,943,852      12,522,344       6,687,829
  Cost of mutual fund shares sold ................      (3,152,859)     (1,717,411)     (8,972,811)     (5,220,572)
                                                       -----------     -----------      ----------      ----------
     Realized gain (loss) on investments .........       3,526,432       1,226,441       3,549,533       1,467,257
  Change in unrealized gain (loss) on investments       90,547,953      22,821,764       6,245,625       5,210,894
                                                       -----------     -----------      ----------      ----------
     Net gain (loss) on investments ..............      94,074,385      24,048,205       9,795,158       6,678,151
                                                       -----------     -----------      ----------      ----------
  Reinvested capital gains .......................      31,460,845      13,977,317         461,005         365,867
                                                       -----------     -----------      ----------      ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........     123,441,520      36,554,715      10,714,487       7,206,765
                                                       -----------     -----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .............................      45,178,472      51,708,613      22,356,669      21,490,017
  Transfers between funds ........................       7,609,491      (6,170,941)        703,191       3,560,351
  Redemptions ....................................     (13,955,134)    (11,182,910)     (7,441,412)     (5,241,962)
  Annual contract maintenance charge (note 2) ....            (312)              -               -               -
  Contingent deferred sales charges (note 2) .....          (2,230)             (4)            (32)              -
  Adjustments to maintain reserves ...............           4,376           9,322             647             506
                                                       -----------     -----------      ----------      ----------
       Net equity transactions ...................      38,834,663      34,364,080      15,619,063      19,808,912

NET CHANGE IN CONTRACT OWNERS' EQUITY.............     162,276,183      70,918,795      26,333,550      27,015,677
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR.........     208,797,858     137,879,063      42,273,711      15,258,034
                                                       -----------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF YEAR...............     371,074,041     208,797,858      68,607,261      42,273,711
                                                       ===========     ===========      ==========      ==========


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998



                                                                SelGroFd                     TRIntStk
                                                      --------------------------     -------------------------
                                                          1999           1998           1999            1998
                                                      -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         -          5,032        311,892        521,061
  Mortality and expense charges (note 2) ..........             -         (5,110)             -        (52,439)
  Administration charge (note 2):
           Tier I .................................             -         (1,877)             -        (21,726)
           Tier II ................................             -           (192)             -         (5,357)
           Tier III ...............................             -           (122)             -         (1,917)
           Tier IV ................................             -             (6)             -           (951)
           Tier V .................................             -           (770)             -         (4,810)
  Variable account fee (notes 2 and 5) ............       (27,550)       (17,203)      (296,977)      (181,636)
                                                      -----------      ---------     ----------     ----------
     Net investment activity ......................       (27,550)       (20,248)        14,915        252,225

  Proceeds from mutual fund shares sold ...........       257,122        297,835     50,062,337     31,774,044
  Cost of mutual fund shares sold .................      (169,380)      (221,285)   (46,248,187)   (30,649,976)
                                                      -----------      ---------     ----------     ----------
     Realized gain (loss) on investments ..........        87,742         76,550      3,814,150      1,124,068
  Change in unrealized gain (loss) on investments .       531,420        571,477      6,402,878      2,514,226
                                                      -----------      ---------     ----------     ----------
     Net gain (loss) on investments ...............       619,162        648,027     10,217,028      3,638,294
                                                      -----------      ---------     ----------     ----------
  Reinvested capital gains ........................       456,540        331,423      2,183,241        828,961
                                                      -----------      ---------     ----------     ----------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     1,048,152        959,202     12,415,184      4,719,480
                                                      -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       130,711        145,949      6,494,567      9,017,358
  Transfers between funds .........................      (106,218)      (100,050)    (4,601,518)    (4,932,049)
  Redemptions .....................................      (138,344)      (198,476)    (2,073,321)    (2,532,969)
  Annual contract maintenance charge (note 2) .....          (370)          (366)           (50)             -
  Contingent deferred sales charges (note 2) ......          (212)          (131)          (278)             -
  Adjustments to maintain reserves ................            (5)           (79)         1,467          3,925
                                                      -----------      ---------     ----------     ----------
       Net equity transactions ....................      (114,438)      (153,153)      (179,133)     1,556,265

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       933,714        806,049     12,236,051      6,275,745
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     3,659,593      2,853,544     36,489,979     30,214,234
                                                      -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 4,593,307      3,659,593     48,726,030     36,489,979
                                                      ===========      =========     ==========     ==========

                                                                 TemForFd                     TemGISmCo
                                                        -------------------------      -----------------------
                                                           1999           1998           1999           1998
                                                        ----------     ----------      ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      2,263,940      1,717,754              -             -
  Mortality and expense charges (note 2) ..........              -       (132,310)             -          (201)
  Administration charge (note 2):
           Tier I .................................              -        (77,451)             -           393
           Tier II ................................              -        (22,334)             -             -
           Tier III ...............................              -         (5,316)             -             -
           Tier IV ................................              -         (2,176)             -             -
           Tier V .................................              -         (1,211)             -          (191)
  Variable account fee (notes 2 and 5) ............       (472,797)      (381,394)             -             -
                                                        ----------     ----------      ---------      --------
     Net investment activity ......................      1,791,143      1,095,562              -             1

  Proceeds from mutual fund shares sold ...........     47,659,979     26,694,944              -             -
  Cost of mutual fund shares sold .................    (51,043,853)   (25,001,333)             -             -
                                                        ----------     ----------      ---------      --------
     Realized gain (loss) on investments ..........     (3,383,874)     1,693,611              -             -
  Change in unrealized gain (loss) on investments .     23,027,027    (11,318,099)             -             -
                                                        ----------     ----------      ---------      --------
     Net gain (loss) on investments ...............     19,643,153     (9,624,488)             -             -
                                                        ----------     ----------      ---------      --------
  Reinvested capital gains ........................        675,137      5,054,162              -             -
                                                        ----------     ----------      ---------      --------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........     22,109,433     (3,474,764)             -             1
                                                        ----------     ----------      ---------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     10,745,043     16,189,377              -             -
  Transfers between funds .........................     (8,533,314)   (22,661,049)             -             -
  Redemptions .....................................     (3,441,970)    (7,971,478)             -             -
  Annual contract maintenance charge (note 2) .....           (115)             -              -             -
  Contingent deferred sales charges (note 2) ......              -              -              -             -
  Adjustments to maintain reserves ................          6,688         (5,084)             -            (1)
                                                        ----------     ----------      ---------      --------
       Net equity transactions ....................     (1,223,668)   (14,448,234)             -            (1)

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     20,885,765    (17,922,998)             -             -
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........     62,795,999     80,718,997              -             -
                                                        ----------     ----------      ---------      --------
CONTRACT OWNERS' EQUITY END OF YEAR................     83,681,764     62,795,999              -             -
                                                        ==========     ==========      =========      ========

NATIONWIDE DC VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY,CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                WPEmGro
                                                      ---------------------------
                                                          1999             1998
                                                      -----------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $         -              -
  Mortality and expense charges (note 2) ..........             -            (10)
  Administration charge (note 2):
           Tier I .................................             -             (9)
           Tier II ................................             -              -
           Tier III ...............................             -              -
           Tier IV ................................             -              -
           Tier V .................................             -              -
  Variable account fee (notes 2 and 5) ............        (2,890)           (29)
                                                      -----------         ------
     Net investment activity ......................        (2,890)           (48)

  Proceeds from mutual fund shares sold ...........       317,121         51,701
  Cost of mutual fund shares sold .................      (282,446)       (49,825)
                                                      -----------         ------
     Realized gain (loss) on investments ..........        34,675          1,876
  Change in unrealized gain (loss) on investments .       147,158          5,218
                                                      -----------         ------
     Net gain (loss) on investments ...............       181,833          7,094
                                                      -----------         ------
  Reinvested capital gains ........................       121,883              -
                                                      -----------         ------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       300,826          7,046
                                                      -----------         ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       258,652          5,190
  Transfers between funds .........................       679,591         89,747
  Redemptions .....................................       (36,854)       (43,768)
  Annual contract maintenance charge (note 2) .....             -              -
  Contingent deferred sales charges (note 2) ......             -              -
  Adjustments to maintain reserves ................          (104)            22
                                                      -----------         ------
       Net equity transactions ....................       901,285         51,191

NET CHANGE IN CONTRACT OWNERS' EQUITY..............     1,202,111         58,237
CONTRACT OWNERS' EQUITY BEGINNING OF YEAR..........        58,237              -
                                                      -----------         ------
CONTRACT OWNERS' EQUITY END OF YEAR................   $ 1,260,348         58,237
                                                      ===========         ======

See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following subaccounts:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Brown Capital Management - Small Company Fund (BrnCapSmCo)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc) (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. (InvDynam)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              INVESCO Total Return Fund (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)
                NAAT - The Aggressive Portfolio (NAATAggr)
                NAAT - The Conservative Portfolio (NAATCons)
                NAAT - The Moderate Portfolio (NAATMod)
                NAAT - The Moderately Aggressive Portfolio (NAATModAgg) NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Nationwide(R) Mutual Funds
              (managed for a fee by an affiliated investment advisor)
                Nationwide(R) Bond Fund - Class D (NWBdFd)
                Nationwide(R) Fund - Class D (NWFund)
                Nationwide(R) Growth Fund - Class D (NWGroFd) Nationwide(R) Money Market Fund (NWMyMkt) Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY) Prestige Balanced Fund - Class Y (PrBalY)
                Prestige International Fund - Class Y (PrIntY) Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY) Prestige Large Cap Value Fund - Class Y (PrLgCpValY) Prestige Small Cap Fund - Class Y (PrSmCapY)

              Nationwide(R) SAT - Income Fund (NSATInc)
              (managed for a fee by an affiliated investment advisor)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)
                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

              Neuberger & Berman Equity Funds(R)- Guardian Fund (NBGuard)

              Neuberger & Berman Equity Funds(R)- Manhattan Fund (NBManhFd)

              Neuberger & Berman Equity Trust(R)- Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R)(TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
                (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

       The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM) Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp) Nationwide(R) SAT - Government Bond Fund (NSATGvtBd) Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
                Nationwide(R) SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1999, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), The Institutional Shares of Federated GNMA Trust (FedGNMA), Fidelity OTC Portfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century: Twentieth Century International Growth Fund (ACTCIntlGr), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger & Berman Guardian Trust (NBGuardTr) and Neuberger & Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996 through April 30, 1998, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

               Expense                                         Administration
                Tier                Assets (Millions)              Charge
              ---------              --------------             ------------
                 I                     Up to $10                    .45%
                 II                  Over $10 to $25                .40%
                 III                 Over $25 to $50                .30%
                 IV                 Over $50 to $150                .20%
                 V                      Over $150                   .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee on all contracts outstanding. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1999.

                                   ASSET                                                                       ANNUAL
                                  CHARGE            UNITS              UNIT VALUE               AMOUNT       RETURN(b)
                                  ------            -----              ----------               ------       ---------
AIM Equity Funds, Inc.-
   AIM Constellation Fund -
   Institutional Class  . . . . . . .0.40%             3,221,521       $ 3.951118       $        12,728,610        44%

American Century:
   Income & Growth Fund . . . . . . .0.80%             4,099,338         1.284360                 5,265,026        17%
                                     0.70%             1,121,163         1.285813                 1,441,606        17%
                                     0.55%               737,029         1.287995                   949,290        17%
                                     0.40%               498,580         1.290181                   643,258        17%
                                     0.35%               139,180         1.290910                   179,669        18%
                                     0.30%               146,747         1.291640                   189,544        18%
                                     0.25%               186,953         1.292371                   241,613        18%
                                     0.20%                21,046         1.293101                    27,215        18%
                                     0.15%               432,773         1.293832                   559,936        18%

American Century:
   Twentieth Century Growth Fund  . .0.95%             9,773,380        10.560508               103,211,858        33%
                                     0.90%             3,375,777        10.577210                35,706,302        33%
                                     0.80%             3,278,927        10.610693                34,791,688        34%
                                     0.65%             1,084,862        10.666614                11,571,804        34%
                                     0.60%               222,325        10.644483                 2,366,535        34%
                                     0.50%               721,853        10.616300                 7,663,408        34%
                                     0.40%             7,486,254        10.628738                79,569,432        34%
                                     0.35%               177,055        10.675688                 1,890,184        34%
                                     0.30%               269,370        10.678583                 2,876,490        34%

American Century:Twentieth Century
   International Discovery Fund . . .0.80%             3,037,882         2.028049                 6,160,974        87%
                                     0.70%             1,254,474         2.030338                 2,547,006        87%
                                     0.55%               739,410         2.033777                 1,503,795        88%
                                     0.40%               438,110         2.037221                   892,527        88%
                                     0.35%               125,081         2.038370                   254,961        88%
                                     0.30%                14,874         2.039521                    30,336        88%
                                     0.25%               498,602         2.040671                 1,017,483        88%
                                     0.20%                39,397         2.041822                    80,442        88%
                                     0.15%             4,889,042         2.042975                 9,988,191        88%

American Century:
   Twentieth Century Select Fund. . .0.95%                64,193         3.349715                   215,028        21%
                                     0.65%             1,330,720         3.361506                 4,473,223        21%

American Century:
   Twentieth Century Ultra Fund . . .0.95%            72,862,901         4.714664               343,524,096        40%
                                     0.90%            22,045,290         4.722120               104,100,505        40%
                                     0.80%            16,063,912         4.737067                76,095,827        40%
                                     0.65%            11,961,825         4.762030                56,962,570        41%
                                     0.60%             1,194,596         4.752151                 5,676,901        41%
                                     0.50%             2,603,337         4.739567                12,338,690        41%
                                     0.40%            27,413,248         4.745119               130,079,124        41%
                                     0.35%             1,308,709         4.766080                 6,237,412        41%
                                     0.30%               788,095         4.767375                 3,757,144        41%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

                                     ASSET                                                              ANNUAL
                                    CHARGE          UNITS       UNIT VALUE             AMOUNT          RETURN(b)
                                    ------          -----       ----------             ------          ---------
American Century VP -
   American Century VP Balanced .....0.95%          13,585        1.887476              25,641            9%

American Century VP - American
   Century VP Capital Appreciation.. 0.95%          51,427        2.480278             127,553           63%

The Bond Fund of America(SM), Inc... 0.95%       3,406,302        2.461916           8,386,029            1%
                                     0.90%         948,592        2.465874           2,339,108            1%
                                     0.80%         762,842        2.473803           1,887,121            1%
                                     0.65%         284,552        2.487024             707,688            2%
                                     0.60%          99,564        2.481842             247,102            2%
                                     0.55%          63,570        2.479919             157,648            2%
                                     0.50%         113,337        2.475221             280,534            2%
                                     0.40%       1,342,293        2.478179           3,326,442            2%
                                     0.35%          29,454        2.489266              73,319            2%

Brown Capital Management -
   Small Company Fund .............  0.80%          41,331        1.348543              55,737           35%(a)
                                     0.70%           4,867        1.348878               6,565           35%(a)
                                     0.55%          27,813        1.349380              37,530           35%(a)
                                     0.40%          37,793        1.349883              51,016           35%(a)
                                     0.30%           8,181        1.350218              11,046           35%(a)
                                     0.25%           2,091        1.350386               2,824           35%(a)
                                     0.20%           6,584        1.350553               8,892           35%(a)

Davis New York Venture Fund, Inc -
   Class A ........................  0.90%         116,577        2.960004             345,068           17%

Delaware Group Decatur Fund Inc.-
   Decatur Income Fund
   Institutional Class ............  0.95%          48,219        3.061228             147,609            4%
                                     0.90%          22,390        3.066072              68,649            4%
                                     0.80%           3,294        3.075782              10,132            4%
                                     0.65%              26        3.072015                  80            4%
                                     0.60%           6,112        3.085589              18,859            4%
                                     0.35%             143        3.094647                 443            4%

Dreyfus Appreciation Fund, Inc...... 0.80%       2,360,495        1.178335           2,781,454            9%
                                     0.70%         633,725        1.179669             747,586            9%
                                     0.55%         527,407        1.181672             623,222            9%
                                     0.40%         148,798        1.183678             176,129           10%
                                     0.35%          77,549        1.184347              91,845           10%
                                     0.30%         161,641        1.185017             191,547           10%
                                     0.25%          57,224        1.185687              67,850           10%
                                     0.20%           5,899        1.186358               6,998           10%
                                     0.15%         133,319        1.187029             158,254           10%

Dreyfus Cash Management -
   Class A ......................... 0.90%         138,879        1.321023             183,462            4%

                                              ASSET                                                     ANNUAL
                                              CHARGE      UNITS           UNIT VALUE        AMOUNT    RETURN(b)
                                              ------      -----           ----------        ------    ---------
     Dreyfus Premier Midcap Stock -
        Class A.............................   0.80%      223,901            1.243793       278,486     10%
                                               0.70%       62,728            1.245200        78,109     10%
                                               0.55%       62,807            1.247314        78,340     10%
                                               0.40%       46,051            1.249431        57,538     10%
                                               0.35%          733            1.250137           916     10%
                                               0.30%        3,091            1.250844         3,866     10%
                                               0.25%       18,329            1.251552        22,940     10%
                                               0.20%        1,365            1.252259         1,709     10%
                                               0.15%      118,232            1.252967       148,141     10%

     Dreyfus S&P 500 Index Fund............    0.95%   33,167,813            1.840155    61,033,917     19%
                                               0.90%    8,433,585            1.842610    15,539,808     19%
                                               0.80%    6,741,003            1.847528    12,454,192     19%
                                               0.65%    7,202,634            1.846634    13,300,629     19%
                                               0.60%    1,329,208            1.853414     2,463,573     20%
                                               0.55%      347,168            1.852895       643,266     20%
                                               0.50%    1,939,404            1.849882     3,587,669     20%
                                               0.35%      717,794            1.858850     1,334,271     20%

     The Dreyfus Socially Responsible
        Growth Fund, Inc...................    0.95%       11,890            3.286639        39,078     29%

     Dreyfus Stock Index Fund..............    0.95%       58,848            3.206243       188,681     19%

     The Dreyfus Third Century Fund, Inc...    0.95%       40,022            5.872109       235,014     29%
                                               0.90%       26,205            5.881397       154,122     29%
                                               0.80%    5,741,865            5.900015    33,877,090     29%
                                               0.70%    1,624,322            5.918693     9,613,863     29%
                                               0.55%    1,079,203            5.899679     6,366,951     29%
                                               0.40%      946,827            5.910051     5,595,796     30%
                                               0.35%      261,622            5.942379     1,554,657     30%
                                               0.30%      147,027            5.937771       873,013     30%
                                               0.25%      184,580            5.920440     1,092,795     30%
                                               0.20%       34,885            5.952826       207,664     30%
                                               0.15%    3,233,255            5.927377    19,164,721     30%

     Evergreen Income And Growth Fund -
        Class Y............................    0.95%      575,792            2.744107     1,580,035     15%
                                               0.90%      203,892            2.748449       560,387     15%
                                               0.80%      139,239            2.757154       383,903     15%
                                               0.65%       16,372            2.771693        45,378     16%
                                               0.60%        3,198            2.765943         8,845     16%
                                               0.55%       52,484            2.763799       145,055     16%
                                               0.50%        8,510            2.758615        23,476     16%
                                               0.40%      365,065            2.761849     1,008,254     16%
                                               0.35%       13,462            2.774057        37,344     16%

     Federated Investment Series Fund, Inc.
        Federated Bond Fund - Class F......    0.80%      408,645            0.986932       403,305      3%
                                               0.70%       67,164            0.988049        66,361      3%
                                               0.55%    1,031,837            0.989728     1,021,238      3%
                                               0.40%       61,902            0.991409        61,370      3%
                                               0.35%          124            0.991970           123      3%
                                               0.20%          328            0.993656           326      3%
                                               0.15%       52,289            0.994218        51,987      2%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   ASSET                                                       ANNUAL
                                                   CHARGE         UNITS        UNIT VALUE        AMOUNT       RETURN(b)
                                                   ------         -----        ----------        ------       ---------
Federated U.S.Government
   Securities Fund:2-5 Years -
   Institutional Shares.........................   0.95%       3,114,074        1.281395        3,990,359         1%
                                                   0.90%       1,073,320        1.283445        1,377,547         1%
                                                   0.80%         677,902        1.287550          872,833         1%
                                                   0.65%         519,878        1.286256          668,696         1%
                                                   0.60%          89,786        1.291685          115,975         1%
                                                   0.55%          95,731        1.290667          123,557         1%
                                                   0.50%          23,528        1.288688           30,320         1%
                                                   0.35%           1,804        1.295754            2,338         1%
Fidelity Advisor Growth Opportunities
   Fund - Class A...............................   0.80%       1,561,973        1.124760        1,756,845         3%
                                                   0.70%         393,614        1.126033          443,222         3%
                                                   0.55%         171,510        1.127945          193,454         4%
                                                   0.40%         100,819        1.129860          113,911         4%
                                                   0.35%          15,210        1.130500           17,195         4%
                                                   0.30%             918        1.131139            1,038         4%
                                                   0.25%          17,444        1.131779           19,743         4%
                                                   0.20%           2,559        1.132419            2,898         4%
                                                   0.15%          55,638        1.133060           63,041         4%
Fidelity Advisor High Yield Fund -
   Class T......................................   0.80%         451,076        1.144516          516,264         7%
                                                   0.70%         103,457        1.145866          118,548         8%
                                                   0.55%          36,883        1.147891           42,338         8%
                                                   0.40%           5,799        1.149917            6,668         8%
                                                   0.35%             306        1.150592              352         8%
                                                   0.30%             242        1.151268              279         8%
                                                   0.25%          42,423        1.151943           48,869         8%
                                                   0.20%              52        1.152619               60         8%
Fidelity Asset Manager(TM).....................    0.95%       3,890,385        1.963180        7,637,526        13%
                                                   0.90%         881,771        1.966286        1,733,814        13%
                                                   0.80%         712,331        1.972513        1,405,082        13%
                                                   0.65%         688,022        1.970094        1,355,468        13%
                                                   0.60%          51,663        1.978799          102,231        13%
                                                   0.55%          34,007        1.977265           67,241        13%
                                                   0.50%         278,360        1.973560          549,360        13%
                                                   0.35%          83,541        1.984605          165,796        13%
Fidelity Capital & Income Fund................     0.95%          73,052        5.414988          395,576        12%
                                                   0.90%          31,159        5.423649          168,995        12%
                                                   0.80%          42,613        5.440999          231,857        12%
                                                   0.65%          13,256        5.469896           72,509        12%
                                                   0.50%          10,392        5.445808           56,593        13%
                                                   0.40%          58,579        5.452661          319,411        13%
                                                   0.35%           3,640        5.456089           19,860        13%

                                                     ASSET                                                               ANNUAL
                                                    CHARGE       UNITS              UNIT VALUE       AMOUNT            RETURN(b)
                                                    ------       -----              ----------       ------            ---------
Fidelity Contrafund ...............................  0.95%         69,533,635         4.050734          281,662,259        24%
                                                     0.90%         18,837,816         4.057141           76,427,676        24%
                                                     0.80%         13,989,579         4.069987           56,937,405        24%
                                                     0.65%         10,947,667         4.091441           44,791,734        24%
                                                     0.60%          1,002,128         4.082951            4,091,640        24%
                                                     0.55%            584,972         4.079783            2,386,559        24%
                                                     0.50%          2,107,617         4.072136            8,582,503        24%
                                                     0.40%          7,939,844         4.076907           32,370,006        25%
                                                     0.35%            720,474         4.094921            2,950,284        25%

Fidelity Equity - Income Fund ....................   0.95%         16,073,617         8.164209          131,228,369         6%
                                                     0.90%          5,697,594         8.177127           46,589,950         6%
                                                     0.80%          4,320,699         8.203023           35,442,793         6%
                                                     0.65%          2,331,508         8.246273           19,226,251         6%
                                                     0.60%            160,208         8.229176            1,318,380         7%
                                                     0.55%             94,865         8.222803              780,056         7%
                                                     0.50%          1,365,387         8.207390           11,206,264         7%
                                                     0.40%          7,000,669         8.217016           57,524,609         7%
                                                     0.35%            270,892         8.253327            2,235,760         7%

Fidelity Growth & Income Portfolio ................  0.40%          6,969,605         3.611237           25,168,895        10%

Fidelity Magellan(R) Fund .........................  0.95%         51,113,926         3.901714          199,431,921        23%
                                                     0.90%         12,438,056         3.907885           48,606,492        23%
                                                     0.80%          9,379,290         3.920256           36,769,218        23%
                                                     0.65%          6,699,000         3.940918           26,400,210        23%
                                                     0.60%            760,113         3.932743            2,989,329        23%
                                                     0.55%            306,414         3.929695            1,204,114        23%
                                                     0.50%          2,413,022         3.922330            9,464,669        23%
                                                     0.40%         23,673,464         3.926927           92,963,965        24%
                                                     0.35%            533,977         3.944274            2,106,152        24%

Fidelity VIP - Asset Manager Portfolio.............  0.95%             33,479         1.884262               63,083        10%

Fidelity VIP - Equity Income Portfolio.............  0.95%            107,713         2.180834              234,904         5%

Fidelity VIP - Growth Portfolio....................  0.95%            102,768         3.571641              367,050        36%

Fidelity VIP - High Income Portfolio...............  0.95%             20,700         1.584412               32,797         7%

Fidelity VIP - Overseas Portfolio..................  0.95%             96,278         2.013540              193,860        41%

The Growth Fund of America(R), Inc.................  0.95%          3,020,836         6.372783           19,251,132        44%
                                                     0.90%            886,629         6.382860            5,659,229        44%
                                                     0.80%            665,341         6.403063            4,260,220        45%
                                                     0.65%            434,365         6.395199            2,777,851        45%
                                                     0.60%            188,240         6.423449            1,209,150        45%
                                                     0.55%             46,601         6.418466              299,107        45%
                                                     0.50%            219,394         6.406436            1,405,534        45%
                                                     0.35%             21,026         6.442272              135,455        45%

                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                             ASSET                                           ANNUAL
                                            CHARGE         UNITS         UNIT VALUE          AMOUNT          RETURN(b)
                                            ------         -----         ----------          ------          ---------

The Income Fund of America(R), Inc........   0.95%       4,114,668        2.822987        11,615,654            0%
                                             0.90%       1,042,018        2.827454         2,946,258            0%
                                             0.80%         982,366        2.836409         2,786,392            0%
                                             0.65%         278,766        2.832933           789,725            0%
                                             0.60%         182,127        2.845453           518,234            0%
                                             0.55%          46,183        2.843248           131,310            0%
                                             0.50%         241,490        2.837919           685,329            0%
                                             0.35%          25,458        2.853804            72,652            0%

INVESCO Dynamics Fund, Inc................   0.80%       6,813,160        1.998173        13,613,872           70%
                                             0.70%       2,368,456        2.000430         4,737,930           71%
                                             0.55%       1,832,664        2.003821         3,672,331           71%
                                             0.40%       1,083,453        2.007217         2,174,725           71%
                                             0.35%         228,782        2.008350           459,474           71%
                                             0.30%         222,915        2.009484           447,944           71%
                                             0.25%         720,542        2.010619         1,448,735           71%
                                             0.20%          90,653        2.011755           182,372           71%
                                             0.15%       8,448,102        2.012890        17,005,100           72%

INVESCO Industrial Income Fund, Inc.......   0.95%       7,365,327        2.655967        19,562,065           12%
                                             0.90%       1,747,453        2.660169         4,648,520           12%
                                             0.80%       1,289,279        2.668593         3,440,561           12%
                                             0.65%         843,299        2.665322         2,247,663           12%
                                             0.60%          96,777        2.677099           259,082           12%
                                             0.55%         151,879        2.675024           406,280           12%
                                             0.50%         171,754        2.670011           458,585           12%
                                             0.35%          60,051        2.684954           161,234           12%

INVESCO Total Return Fund ................   0.80%         757,252        1.001721           758,555            2%
                                             0.70%         221,032        1.002855           221,663            2%
                                             0.55%          68,424        1.004559            68,736            2%
                                             0.40%         102,981        1.006265           103,626            2%
                                             0.35%         155,683        1.006835           156,747            2%
                                             0.30%          11,842        1.007404            11,930            2%
                                             0.25%          48,323        1.007975            48,708            2%
                                             0.20%          24,666        1.008545            24,877            2%

Janus Fund ...............................   0.95%      46,328,151        3.907654       181,034,385           46%
                                             0.90%      13,891,900        3.913834        54,370,591           46%
                                             0.80%      11,225,252        3.926222        44,072,831           46%
                                             0.65%       8,056,954        3.921398        31,594,523           46%
                                             0.60%       1,468,959        3.938722         5,785,821           46%
                                             0.50%       3,071,302        3.928288        12,064,959           46%
                                             0.35%         457,325        3.950263         1,806,554           47%
                                             0.30%         928,552        3.951336         3,669,021           47%

Janus Worldwide Fund......................   0.95%       1,050,360        2.021004         2,122,782           63%

                                              ASSET                                                            ANNUAL
                                             CHARGE               UNITS          UNIT VALUE       AMOUNT      RETURN(b)
                                             ------               -----          ----------       ------     ---------
MAS Funds - Fixed Income Portfolio........    0.95%             2,844,269         1.391983       3,959,174       2%
                                              0.90%               356,213         1.394187         496,628       2%
                                              0.80%               640,609         1.398604         895,958       1%
                                              0.65%               518,616         1.396889         724,449       1%
                                              0.60%               149,573         1.403064         209,860       1%
                                              0.55%                31,369         1.401976          43,979       1%
                                              0.50%                49,975         1.399348          69,932       1%
                                              0.35%                 6,085         1.407184           8,563       1%

Massachusetts Investors Growth Stock
   Fund - Class A ........................    0.95%               171,618        30.435351       5,223,254      37%
                                              0.90%                34,300        30.483476       1,045,583      38%
                                              0.80%                 9,966        30.579953         304,760      38%
                                              0.65%                 2,247        30.741088          69,075      38%
                                              0.55%                 1,094        30.653547          33,535      38%
                                              0.50%                   235        30.596117           7,190      38%
                                              0.40%               261,200        30.631957       8,001,067      38%

MFS((R)) Growth Opportunities Fund -
   Class A ...............................    0.95%               392,659        15.172145       5,957,479      32%
                                              0.90%               278,945        15.196145       4,238,889      32%
                                              0.80%               158,132        15.244258       2,410,605      32%
                                              0.65%                89,067        15.324618       1,364,918      32%
                                              0.55%                16,775        15.280950         256,338      32%
                                              0.50%                 4,879        15.252302          74,416      32%
                                              0.40%             1,932,941        15.270172      29,516,342      32%
                                             0.35%                 5,806        15.337646          89,050      32%

MFS((R)) High Income Fund - Class A.......    0.95%               142,768         6.542182         934,014       6%
                                              0.90%                20,059         6.552645         131,440       6%
                                              0.80%                27,277         6.573607         179,308       6%
                                              0.65%                 2,074         6.608519          13,706       6%
                                              0.55%                 2,328         6.589522          15,340       6%
                                              0.40%               529,921         6.587697       3,490,959       7%
                                              0.35%                   574         6.615489           3,797       7%

Morgan Stanley Institutional Fund -
   Equity Growth Portfolio - Class B......    0.80%               538,687         1.530130         824,261      38%
                                              0.70%               174,980         1.531860         268,045      38%
                                              0.55%                52,628         1.534459          80,756      39%
                                              0.40%                38,243         1.537062          58,782      39%
                                              0.35%                 1,216         1.537930           1,870      39%
                                              0.30%                 6,866         1.538799          10,565      39%
                                              0.25%                36,773         1.539669          56,618      39%
                                              0.20%                   113         1.540539             174      39%
                                              0.15%               540,401         1.541410         832,980      39%

NAAT - The Aggressive Portfolio...........    0.70%             2,218,802         1.421032       3,152,989      23%
                                              0.60%               363,464         1.425179         518,001      23%
                                              0.45%               192,690         1.422449         274,092      24%
                                              0.25%                50,699         1.425785          72,286      24%
                                              0.20%               233,674         1.431872         334,591      24%
                                              0.15%                54,968         1.432505          78,742      24%
                                              0.10%                80,158         1.428292         114,489      24%

                                                                    (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                        ASSET                                                            ANNUAL
                                        CHARGE         UNITS         UNIT VALUE       AMOUNT            RETURN(b)
                                        ------         -----         ----------       ------            ---------
NAAT - The Conservative Portfolio....... 0.70%         882,125        1.144210       1,009,336            3%
                                         0.60%         126,881        1.147549         145,602            3%
                                         0.45%          57,204        1.145355          65,519            3%
                                         0.25%         109,576        1.148044         125,798            4%
                                         0.20%           2,597        1.152943           2,994            4%
                                         0.15%          14,747        1.153453          17,010            4%

NAAT - The Moderate Portfolio .......... 0.70%       2,040,824        1.307445       2,668,265           14%
                                         0.60%         409,338        1.311261         536,749           14%
                                         0.45%         150,163        1.308751         196,526           14%
                                         0.25%           7,558        1.311822           9,915           15%
                                         0.20%          96,127        1.317421         126,640           15%
                                         0.15%          45,388        1.318004          59,822           15%

NAAT - The Moderately Aggressive
   Portfolio...........................  0.70%       1,750,808        1.355141       2,372,592           19%
                                         0.60%         403,961        1.359095         549,021           19%
                                         0.45%         162,211        1.356493         220,038           19%
                                         0.25%          51,435        1.359675          69,935           19%
                                         0.20%         137,378        1.365479         187,587           19%
                                         0.15%          85,891        1.366083         117,334           19%
                                         0.10%          36,740        1.362067          50,042           19%

NAAT - The Moderately Conservative
   Portfolio ..........................  0.70%         721,136        1.234169         890,004            9%
                                         0.60%          36,763        1.237770          45,504            9%
                                         0.45%         281,629        1.235402         347,925            9%
                                         0.25%          53,327        1.238302          66,035           10%
                                         0.20%          25,556        1.243587          31,781           10%
                                         0.15%          23,410        1.244137          29,125           10%

Nationwide(R) Bond Fund - Class D......  0.95%          73,080        2.239633         163,672            4%
                                         0.40%          43,149        2.255215          97,310            3%

Nationwide(R) Fund - Class D...........  0.95%         245,623       26.409607       6,486,807            1%
                                         0.90%          11,811       26.451387         312,417            1%
                                         0.80%       3,202,045       26.535147      84,966,735            1%
                                         0.70%         823,372       26.619171      21,917,480            1%
                                         0.55%         627,946       26.533779      16,661,780            1%
                                         0.40%         430,997       26.580493      11,456,113            1%
                                         0.35%          79,358       26.725868       2,120,911            1%
                                         0.30%          45,608       26.705183       1,217,970            1%
                                         0.25%          91,485       26.627289       2,435,998            0%
                                         0.20%          33,133       26.772920         887,067            0%
                                         0.15%       1,112,789       26.658533      29,665,322            0%

                                            ASSET                                                              ANNUAL
                                            CHARGE         UNITS           UNIT VALUE            AMOUNT       RETURN(b)
                                            ------         -----           ----------            ------       ---------
Nationwide(R) Growth Fund - Class D......   0.95%           869,228         5.459300            4,745,376        16%
                                             0.90%           218,121         5.467936            1,192,672        16%
                                             0.80%           230,411         5.485250            1,263,862        16%
                                             0.65%           402,620         5.514166            2,220,114        16%
                                             0.60%             1,403         5.502728                7,720        16%
                                             0.55%            31,462         5.498462              172,993        16%
                                             0.50%            24,078         5.488156              132,144        16%
                                             0.40%           990,383         5.494590            5,441,749        16%
                                             0.35%            19,758         5.518868              109,042        16%

Nationwide(R) Money Market Fund..........    0.95%           203,439         3.241560              659,460         4%
                                             0.80%        13,061,105         3.257131           42,541,730         4%
                                             0.70%         5,308,031         3.267540           17,344,204         4%
                                             0.55%         4,345,303         3.265016           14,187,484         4%
                                             0.40%         3,318,221         3.264112           10,831,045         4%
                                             0.35%           244,130         3.277883              800,230         4%
                                             0.30%           303,516         3.275296              994,105         4%
                                             0.25%         2,172,198         3.270268            7,103,670         4%
                                             0.20%           304,873         3.284062            1,001,222         4%
                                             0.15%         7,211,248         3.274374           23,612,323         5%
Nationwide(R) S&P 500 Index Fund -
   Class Y...............................    0.80%         4,573,329         1.299566            5,943,343        19%
                                             0.70%           676,972         1.301036              880,765        19%
                                             0.55%           897,383         1.303244            1,169,509        19%
                                             0.40%           297,116         1.305455              387,872        19%
                                             0.35%           123,439         1.306193              161,235        19%
                                             0.30%             8,893         1.306932               11,623        19%
                                             0.25%            29,576         1.307671               38,676        19%
                                             0.20%            77,160         1.308410              100,957        20%
                                             0.15%         2,082,744         1.309150            2,726,624        20%
Nationwide SAT -
   Government Bond Fund..................    0.95%            11,271         1.829069               20,615         3%

Nationwide SAT - Income Fund.............    0.80%             2,838         0.996375                2,828         0%(a)
                                             0.70%             6,307         0.996623                6,286         0%(a)
                                             0.55%             1,007         0.996996                1,004         0%(a)
                                             0.30%           101,913         0.997618              101,670         0%(a)
Nationwide SAT -
   Money Market Fund.....................    0.95%            85,798         1.422053              122,009         4%

Nationwide SAT -
   Small Company Fund....................    0.80%         1,963,101         1.460854            2,867,804        43%
                                             0.70%           845,013         1.463697            1,236,843        43%
                                             0.55%           509,029         1.442332              734,189        43%
                                             0.40%           268,592         1.444867              388,080        43%
                                             0.35%            25,917         1.469803               38,093        44%
                                             0.30%             5,845         1.471996                8,604        44%
                                             0.25%            55,162         1.447406               79,842        44%
                                             0.20%            23,771         1.472386               35,000        44%

Nationwide SAT - Total Return Fund.......    0.95%            44,002         3.739747              164,556         6%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       ASSET                                                        ANNUAL
                                      CHARGE           UNITS       UNIT VALUE        AMOUNT        RETURN(b)
                                      ------           -----       ----------        ------        ---------
Neuberger & Berman AMT -
   Growth Portfolio ................... 0.95%          16,868        3.911719         65,983           49%

Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .... 0.95%          10,466        1.242028         12,999            1%

Neuberger & Berman AMT -
   Partners Portfolio ................. 0.95%          30,527        2.392658         73,041            6%

Neuberger & Berman Equity Funds -
   Guardian Fund ...................... 0.40%         842,086        1.749050      1,472,851            8%

Neuberger & Berman Equity Funds -
   Manhattan Fund ..................... 0.95%          70,169        5.418154        380,186           49%

Neuberger & Berman Equity Trust -
   Partners Trust ..................... 0.80%          90,861        1.113054        101,133            7%
                                        0.70%          48,943        1.114314         54,538            7%
                                        0.55%          12,556        1.116206         14,015            7%
                                        0.40%           1,652        1.118102          1,847            7%
                                        0.25%          16,168        1.120001         18,108            7%
                                        0.20%              32        1.120634             36            7%

Prestige Balanced Fund -
   Class Y ............................ 0.70%         326,847        1.151398        376,331            9%
                                        0.60%          55,011        1.152701         63,411            9%
                                        0.45%          57,978        1.154658         66,945            9%
                                        0.25%           8,349        1.157273          9,662            9%
                                        0.20%             521        1.157927            603            9%
                                        0.00%          61,260        1.160549         71,095            9%

Prestige International Fund -
   Class Y ............................ 0.70%         153,162        1.316225        201,596           21%
                                        0.60%           6,408        1.317714          8,444           21%
                                        0.45%          42,382        1.319950         55,942           21%
                                        0.25%          33,534        1.322937         44,363           21%
                                        0.15%          15,758        1.324432         20,870           21%
                                        0.00%          16,001        1.326680         21,228           21%

Prestige Large Cap Growth Fund -
   Class Y ............................ 0.70%         812,797        1.525781      1,240,150           34%
                                        0.60%         118,191        1.527506        180,537           34%
                                        0.45%         376,952        1.530097        576,773           34%
                                        0.25%          30,742        1.533558         47,145           34%
                                        0.20%          21,237        1.534425         32,587           35%
                                        0.10%          42,978        1.536159         66,021           35%
                                        0.00%         150,974        1.537896        232,182           35%

                                        ASSET                                                      ANNUAL
                                        CHARGE         UNITS        UNIT VALUE        AMOUNT      RETURN(b)
                                        ------         -----        ----------        ------      ---------
Prestige Large Cap Value Fund -
   Class Y........................      0.70%        136,335         0.993783         135,487         5%
                                        0.60%          7,280         0.994908           7,243         5%
                                        0.45%         48,328         0.996598          48,164         5%
                                        0.25%         16,763         0.998856          16,744         5%
                                        0.20%            504         0.999421             504         5%
                                        0.15%            499         0.999986             499         5%
                                        0.10%            582         1.000552             582         5%
                                        0.00%         20,014         1.001685          20,048         5%
Prestige Small Cap Fund -
   Class Y........................      0.70%        440,526         1.285935         566,488        18%
                                        0.60%         58,575         1.287390          75,409        18%
                                        0.45%         91,958         1.289575         118,587        18%
                                        0.25%         40,208         1.292494          51,969        18%
                                        0.20%         10,351         1.293224          13,386        19%
                                        0.15%             77         1.293956             100        19%
                                        0.10%          8,132         1.294687          10,528        19%
                                        0.00%        301,790         1.296152         391,166        19%

Oppenheimer Global Fund - Class A..     0.80%      1,389,141         1.739511       2,416,426        57%
                                        0.70%        238,979         1.741477         416,176        57%
                                        0.55%        258,765         1.744429         451,397        58%
                                        0.40%        227,057         1.747386         396,756        58%
                                        0.35%         32,584         1.748372          56,969        58%
                                        0.30%          6,349         1.749360          11,107        58%
                                        0.25%        110,037         1.750348         192,603        58%
                                        0.20%          6,106         1.751336          10,694        58%

Putnam Investors Fund - Class A....     0.95%        537,267        31.341504      16,838,756        29%
                                        0.90%        105,667        31.391074       3,317,001        29%
                                        0.80%         61,479        31.490449       1,936,001        29%
                                        0.65%         18,355        31.656407         581,053        29%
                                        0.60%          4,084        31.590747         129,017        29%
                                        0.55%         10,721        31.566252         338,422        29%
                                        0.50%          4,370        31.507110         137,686        29%
                                        0.40%      2,486,684        31.544030      78,440,035        30%
                                        0.35%          1,241        31.683372          39,319        30%

Putnam Voyager Fund - Class A......     0.95%     26,953,260         7.292508     196,556,864        55%
                                        0.90%      6,582,645         7.304042      48,079,916        55%
                                        0.80%      7,607,104         7.327165      55,738,506        55%
                                        0.65%      3,895,165         7.365787      28,690,956        55%
                                        0.60%        456,489         7.350493       3,355,419        55%
                                        0.50%      1,243,339         7.331012       9,114,933        55%
                                        0.40%      3,533,648         7.339596      25,935,549        56%
                                        0.35%        271,538         7.372028       2,001,786        56%
                                        0.30%        216,993         7.374027       1,600,112        56%
SEI Index Funds -
   S&P 500 Index Portfolio.........     0.95%        341,359         5.941263       2,028,104        20%
                                        0.90%         67,602         5.950659         402,276        20%
                                        0.40%     11,066,988         5.979665      66,176,881        20%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          ASSET                                                        ANNUAL
                                         CHARGE          UNITS       UNIT VALUE          AMOUNT       RETURN(b)
                                         ------          -----       ----------          ------       ---------
Seligman Growth Fund, Inc.- Class A...    0.95%          82,517       21.680777         1,789,033        29%
                                          0.90%           3,416       21.715067            74,179        29%
                                          0.80%          15,382       21.783810           335,079        29%
                                          0.65%           1,282       21.898623            28,074        29%
                                          0.55%             706       21.836245            15,416        30%
                                          0.40%         107,765       21.820873         2,351,526        30%
T.Rowe Price International Funds, Inc.-
   International Stock Fund(R)........    0.95%       7,563,383        2.827534        21,385,723        33%
                                          0.90%       1,684,025        2.832007         4,769,171        33%
                                          0.80%       1,457,486        2.840974         4,140,680        34%
                                          0.65%       1,247,401        2.855951         3,562,516        34%
                                          0.60%         131,413        2.850022           374,530        34%
                                          0.55%         102,385        2.847810           291,573        34%
                                          0.50%         157,024        2.842467           446,336        34%
                                          0.40%       4,776,405        2.845797        13,592,679        34%
                                          0.35%          56,963        2.858375           162,822        34%

Templeton Foreign Fund - Class I......    0.80%      19,373,241        2.446696        47,400,431        38%
                                          0.70%       4,602,502        2.454445        11,296,588        38%
                                          0.55%       4,159,686        2.446551        10,176,884        38%
                                          0.40%       2,316,464        2.450852         5,677,310        39%
                                          0.35%         373,208        2.464273           919,686        39%
                                          0.30%         245,001        2.462361           603,281        39%
                                          0.25%         585,253        2.455160         1,436,890        39%
                                          0.20%          98,253        2.468606           242,548        39%
                                          0.15%       2,411,740        2.458037         5,928,146        39%

Warburg Pincus Emerging
   Growth Fund........................    0.80%         417,978        1.489700           622,662        41%
                                          0.70%          97,575        1.491445           145,528        41%
                                          0.55%         179,205        1.494067           267,744        41%
                                          0.40%          31,745        1.496693            47,513        41%
                                          0.35%              22        1.497569                33        41%
                                          0.30%             141        1.498446               211        41%
                                          0.25%         107,450        1.499323           161,102        41%
                                          0.20%          10,887        1.428738            15,555        43%
                                                     ==========       =========  ----------------
  Total Contract Owners' Equity.......                                           $ (4,147,480,124)
                                                                                 ================


(a) These investment options were not being utilized for the entire year. Accordingly, the annual return was computed for such period as the investment option was utilized. These investment options became available to the Account on October 1, 1999.

(b) The annual return does not include contract charges satisfied by surrendering units.

(5)  VARIABLE ACCOUNT FEES

              The following is a summary of the variable account fees for the year ended December 31, 1999.

      PERCENTAGE                TOTAL            AIMCon            ACIncGro         ACTCGro      ACTCIntDis           ACTCSel
     - ---------            --------------     -------------     -------------  --------------   -------------      -------------
         0.95%............ $ 12,853,175               --               --          814,763               --            1,662
         0.90%............    3,447,502               --               --          272,923               --               --
         0.80%............    3,994,203               --           24,799          251,876           11,763               --
         0.70%............      481,063               --            5,102               --            3,798               --
         0.65%............    3,047,284           23,140               --          246,059               --           25,308
         0.60%............      158,574               --               --           11,401               --               --
         0.55%............      341,766               --            3,647               --            1,667               --
         0.50%............      231,457               --               --           21,956               --               --
         0.45%............        6,083               --               --               --               --               --
         0.40%............    1,420,444           20,888            2,187          151,537              861               --
         0.35%............       75,850               --              387            4,801              338               --
         0.30%............       37,794               --              188            7,050               16               --
         0.25%............       21,380               --              323               --              512               --
         0.20%............        4,937               --               47               --               29               --
         0.15% ...........       73,383               --              178               --            2,477               --
         0.10% ...........          150               --               --               --               --               --
                            -----------      -----------      -----------      -----------      -----------      -----------
Total variable account fees $26,195,045           44,028           36,858        1,782,366           21,461           26,970
                            ===========      ===========      ===========      ===========      ===========      ===========


      PERCENTAGE                ACTCUltra         ACVPBal          ACVPCapAp        BdFdAm
      ----------            ---------------      -------------     -------------   -----------
         0.95%............   $  2,570,995              195              827           86,508
         0.90%............        743,315               --               --           21,808
         0.80%............        467,688               --               --           14,714
         0.70%............             --               --               --               --
         0.65%............        555,060               --               --           13,907
         0.60%............         26,393               --               --            1,395
         0.55%............             --               --               --              931
         0.50%............         34,708               --               --              625
         0.45%............             --               --               --               --
         0.40%............        236,878               --               --            7,556
         0.35%............         15,269               --               --              206
         0.30%............          8,459               --               --               --
         0.25%............             --               --               --               --
         0.20%............             --               --               --               --
         0.15% ...........             --               --               --               --
         0.10% ...........             --               --               --               --
                              -----------      -----------        ---------         ---------
Total variable account fees     4,658,765              195              827          147,650
                              ===========      ===========        =========        =========



       PERCENTAGE             BrnCapSmCo         DNYVenFd         DeDecInc           DryApp         DryCsMgt       DryPremCap
       ----------           -------------    -------------    -------------     --------------  -------------    -------------
         0.95% ...........  $        --               --            1,793               --               --               --
         0.90% ...........           --            3,306              688               --            1,894               --
         0.80% ...........           22               --               59           15,961               --              988
         0.70% ...........            4               --               --            3,493               --              220
         0.65% ...........           --               --               --               --               --               --
         0.60% ...........           --               --              118               --               --               --
         0.55% ...........            8               --               --            2,757               --              283
         0.50% ...........           --               --               --               --               --               --
         0.45% ...........           --               --               --               --               --               --
         0.40% ...........           18               --               --              713               --              124
         0.35% ...........           --               --                1              291               --               33
         0.30% ...........           --               --               --              193               --                7
         0.25% ...........           --               --               --              126               --               41
         0.20% ...........           --               --               --                5               --                1
         0.15% ...........           --               --               --               73               --               73
         0.10% ...........           --               --               --               --               --               --
                            -----------      -----------      -----------      -----------      -----------      -----------
Total variable account fees $        52            3,306            2,659           23,612            1,894            1,770
                            ===========      ===========      ===========      ===========      ===========      ===========

       PERCENTAGE                 Dry500Ix        DrySRGro         DryStkix          Dry3dCen
       ----------             -------------     -------------     -------------   -------------
         0.95% ...........        470,347              257            1,673            1,985
         0.90% ...........        119,043               --               --            1,266
         0.80% ...........         79,025               --               --          226,181
         0.70% ...........             --               --               --           58,489
         0.65% ...........         69,238               --               --           40,365
         0.60% ...........         14,174               --               --               --
         0.55% ...........          2,080               --               --           29,800
         0.50% ...........         11,387               --               --               --
         0.45% ...........             --               --               --               --
         0.40% ...........             --               --               --           17,131
         0.35% ...........          3,363               --               --            4,922
         0.30% ...........             --               --               --            2,138
         0.25% ...........             --               --               --            1,638
         0.20% ...........             --               --               --              305
         0.15% ...........             --               --               --           13,472
         0.10% ...........             --               --               --               --
                              -----------      -----------         ---------        ---------
Total variable account fees       768,657              257             1,673         397,692
                              ===========      ===========         =========       =========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

     PERCENTAGE                EvIncGro         FedBdFd       FedUSGvt       FAGrOppA       FAHiYld     FidAsMgr
     ----------             --------------   -------------  ------------- -------------- ------------  ----------
         0.95% ............     $  15,163            --        40,604            --            --        62,033
         0.90% ............         5,046            --        12,459            --            --        13,637
         0.80% ............         2,945         2,274         6,294         9,326         2,346         8,637
         0.70% ............            --           446            --         1,831           588            --
         0.65% ............         3,095            --         3,784            --            --         8,334
         0.60% ............            46            --           663            --            --           566
         0.55% ............           846         4,435           753           822           109           363
         0.50% ............            77            --           284            --            --         1,997
         0.45% ............            --            --            --            --            --            --
         0.40% ............         2,185            51            --           219            14            --
         0.35% ............           108            --             7            41             3           422
         0.30% ............            --            --            --             1            --            --
         0.25% ............            --            --            --             8            18            --
         0.20% ............            --            --            --             4            --            --
         0.15% ............            --            18            --            22            --            --
         0.10% ............            --            --            --            --            --            --
                                ---------     ---------     ---------     ---------     ---------     ---------
Total variable account fees       $29,511         7,224        64,848        12,274         3,078        95,989
                                =========     =========     =========     =========     =========     =========

     PERCENTAGE                 FidCapInc     FidContr      FidEqInc      FidGrInc
     ----------               -----------   -----------  ------------- -------------
         0.95% .............      4,114     2,317,236     1,290,255            14
         0.90% .............      1,411       580,182       438,005            --
         0.80% .............      1,926       386,180       278,527            --
         0.70% .............         --            --            --            --
         0.65% .............      1,413       313,279       310,058        67,748
         0.60% .............         --        21,727         7,836            --
         0.55% .............         --        11,006         4,355            --
         0.50% .............        142        26,915        40,559            --
         0.45% .............         --            --            --            --
         0.40% .............        710        62,168       131,596        55,223
         0.35% .............         64         7,547         7,163            --
         0.30% .............         --            --            --            --
         0.25% .............         --            --            --            --
         0.20% .............         --            --            --            --
         0.15% .............         --            --            --            --
         0.10% .............         --            --            --            --
                              ---------     ---------     ---------     ----------
Total variable account fees       9,780     3,726,240     2,508,354        122,985
                              =========     =========     =========     ==========





      PERCENTAGE                 FidMgin      FidVIPAM       FidVIPEI       FidVIPgr      FidVIPHI       FidVIPOv
      ----------              -------------- -------------  ------------- -------------- -------------  -------------
         0.95%                  $1,673,373          533         2,180          2,651          348          1,423
         0.90%                     400,452           --            --             --           --             --
         0.80%                     235,521           --            --             --           --             --
         0.70%                          --           --            --             --           --             --
         0.65%                     353,081           --            --             --           --             --
         0.60%                      15,468           --            --             --           --             --
         0.55%                       5,813           --            --             --           --             --
         0.50%                      29,607           --            --             --           --             --
         0.45%                          --           --            --             --           --             --
         0.40%                     184,165           --            --             --           --             --
         0.35%                       5,873           --            --             --           --             --
         0.30%                          --           --            --             --           --             --
         0.25%                          --           --            --             --           --             --
         0.20%                          --           --            --             --           --             --
         0.15%                          --           --            --             --           --             --
         0.10%                          --           --            --             --           --             --
                                ----------   ----------    ----------     ----------   ----------     ----------
Total variable account fees     $2,903,353          533         2,180          2,651          348          1,423
                                ==========   ==========    ==========     ==========   ==========     ==========


      PERCENTAGE                  GroFdAm       IncFdAm       InvDynam      InvIndinc
      ----------              -------------  -------------  ------------- -------------
         0.95% .............     133,707        116,939             --        181,276
         0.90% .............      35,152         28,962             --         39,531
         0.80% .............      22,038         20,266         26,987         23,922
         0.70% .............          --             --          8,550             --
         0.65% .............      13,372          6,214             --         12,810
         0.60% .............       5,721          2,993             --          1,401
         0.55% .............       1,108            773          4,638          2,149
         0.50% .............       3,323          2,441             --          1,557
         0.45% .............          --             --             --             --
         0.40% .............          --             --          1,829             --
         0.35% .............         292            251            402            501
         0.30% .............          --             --            367             --
         0.25% .............          --             --            706             --
         0.20% .............          --             --            108             --
         0.15% .............          --             --          5,577             --
         0.10% .............          --             --             --             --
                              ----------     ----------     ----------     ----------
Total variable account fees      214,713        178,839         49,164        263,147
                              ==========     ==========     ==========     ==========

                         NATIONWIDE DC VARIABLE ACCOUNT

     PERCENTAGE          InTotRetT      JanFund     JanWorldwde     MASFIP        MFSGrStk         MFSGroup
     ---------         ----------- -------------    -----------    -----------    -----------     -----------
   0.95% .......      $      --      1,145,492         13,371         41,344         38,126         46,869
   0.90% .......             --        306,474             --          4,750          7,063         31,033
   0.80% .......          4,517        244,038             --          6,000          1,878         15,729
   0.70% .......          1,395             --             --             --             --             --
   0.65% .......             --        131,108             --          4,008         17,794         75,995
   0.60% .......             --         21,560             --          1,218             --             --
   0.55% .......            321             --             --            200            147          1,118
   0.50% .......             --         30,847             --            238             20            198
   0.45% .......             --             --             --             --             --             --
   0.40% .......            410             --             --             --         14,793         54,633
   0.35% .......            382          3,917             --             25             --            219
   0.30% .......             54          7,616             --             --             --             --
   0.25% .......             16             --             --             --             --             --
   0.20% .......
   0.15% .......             19             --             --             --             --             --
   0.10% .......             --             --             --             --             --             --
                             --             --             --             --             --             --
                       ---------     ---------         ------         ------         ------        -------
Total variable
 account fees ..       $  7,114      1,891,052         13,371         57,783         79,821        225,794
                      =========      =========      =========      =========      =========      =========



     PERCENTAGE          MFSHiInc       MSIEqGrob       NAATAggr      NAATCons
     ---------        -------------    -----------    -----------   ------------
   0.95% .......          8,582             --             --             --
   0.90% .......          1,126             --             --             --
   0.80% .......          1,425          3,012             --             --
   0.70% .......             --            766         18,220          7,205
   0.65% .......         11,551             --             --             --
   0.60% .......             --             --          2,326            681
   0.55% .......             83            206             --             --
   0.50% .......             --             --             --             --
   0.45% .......             --             --            895            326
   0.40% .......          8,052            116             --             --
   0.35% .......             13              1             --             --
   0.30% .......             --             20             --             --
   0.25% .......             --            116            192            257
   0.20% .......
   0.15% .......             --             --            309             24
   0.10% .......             --            335             46              7
                             --             --             57             --
                         ------          -----         ------          -----
Total variable
 account fees ..         30,832          4,572         22,045          8,500
                        =========      =========      =========      =========



 PERCENTAGE        NAATMod     NAATModagg    NAATModCon    NWBdFd     NWFund         NWGroFd
 ----------        -------     ----------    ----------    ------     ------         -------
   0.95% .......   $    --           --           --        1,628       64,724       42,754
   0.90% .......        --           --           --           --        3,373       10,556
   0.80% .......        --           --           --           --      696,178       10,441
   0.70% .......    14,834       10,911        4,986           --      164,841           --
   0.65% .......        --           --           --          288      102,883       27,691
   0.60% .......     1,979        2,341          471           --           --           45
   0.55% .......        --           --           --           --       98,633          873
   0.50% .......        --           --           --           --           --          491
   0.45% .......       689          899        1,332           --           --           --
   0.40% .......        --           --           --          214       48,114       11,599
   0.35% .......        --           --           --           --        9,075          313
   0.30% .......        --           --           --           --        3,882           --
   0.25% .......        51          112           82           --        4,847           --
   0.20% .......       118          293           50           --        1,747           --
   0.15% .......        45           83           19           --       27,955           --
   0.10% .......        --           25           --           --           --           --
                   -------      -------      -------      -------      -------      -------
Total variable
account fees ..   $ 17,716       14,664        6,940        2,130    1,226,252      104,763
                  ========      =======      =======      =======      =======      =======


 PERCENTAGE      NwWMyYMkt      NWIndxFdy   NSATGvtBd  NSATInc
 ----------       -------      ---------    ---------  -------
   0.95% .......      7,153           --          191        --
   0.90% .......         --           --           --        --
   0.80% .......    257,093       29,114           --         4
   0.70% .......     87,236        3,892           --         2
   0.65% .......     54,489           --           --        --
   0.60% .......         --           --           --        --
   0.55% .......    101,833        2,566           --         2
   0.50% .......         --           --           --        --
   0.45% .......         --           --           --        --
   0.40% .......     33,288        1,135           --        --
   0.35% .......      1,973          221           --        --
   0.30% .......      2,580           39           --        37
   0.25% .......      9,417           80           --        --
   0.20% .......      1,393           63           --        --
   0.15% .......     17,636        1,203           --        --
   0.10% .......         --           --           --        --
                    -------      -------      -------      -----
Total variable
account fees ..     574,091       38,313       191           45
                    =======      =======      =======      =====

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage         NSATMyMkt      NSATSmCo       NSATTotRe      NBAMTGro      NBAMTLMat      NBAMTPart       NBGuard
      ----------       -------------  -------------  ------------- -------------- -------------  ------------- -------------
         0.95%.......    $       981             -          1,490            398           116            638             -
         0.90%.......              -             -              -              -             -              -             -
         0.80%.......              -        15,117              -              -             -              -             -
         0.70%.......              -         6,705              -              -             -              -             -
         0.65%.......              -             -              -              -             -              -         4,080
         0.60%.......              -             -              -              -             -              -             -
         0.55%.......              -         2,772              -              -             -              -             -
         0.50%.......              -             -              -              -             -              -             -
         0.45%.......              -             -              -              -             -              -             -
         0.40%.......              -         1,109              -              -             -              -         3,250
         0.35%.......              -            78              -              -             -              -             -
         0.30%.......              -            28              -              -             -              -             -
         0.25%.......              -           143              -              -             -              -             -
         0.20%.......              -            43              -              -             -              -             -
         0.15%.......              -             -              -              -             -              -             -
         0.10%.......              -             -              -              -             -              -             -
                        ------------ -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......   $        981        25,995          1,490            398           116            638         7,330
                        ============ =============  ============= ============== =============  ============= =============


      Percentage           NBManhFd       NBPartTr       PrBalY
     ------------        -----------     ----------   -------------
         0.95%.......           2,552              -             -
         0.90%.......               -              -             -
         0.80%.......               -            594             -
         0.70%.......               -            304         1,523
         0.65%.......               -              -             -
         0.60%.......               -              -           267
         0.55%.......               -             53             -
         0.50%.......               -              -             -
         0.45%.......               -              -           247
         0.40%.......               -              7             -
         0.35%.......               -              -             -
         0.30%.......               -              -             -
         0.25%.......               -             19             7
         0.20%.......               -              -             -
         0.15%.......               -              -             -
         0.10%.......               -              -             -
                        -------------  ------------- -------------
Total variable
 account fees .......           2,552            977         2,044
                        =============  ============= =============


      PERCENTAGE           PrintY         PrLgCapGrY     PrLgCpValY       PRSMCAPY       OppGLOB       PutInvFd
     ------------     --------------      ----------    -----------      ---------     -----------  -------------

         0.95%.......     $         -             -              -              -             -        135,193
         0.90%.......               -             -              -              -             -         24,790
         0.80%.......               -             -              -              -         7,738         13,654
         0.70%.......             773         3,772            559          2,279         1,245              -
         0.65%.......               -             -              -              -             -        180,473
         0.60%.......              59           456             51            333             -            641
         0.55%.......               -             -              -              -           658          1,531
         0.50%.......               -             -              -              -             -            398
         0.45%.......             137         1,219             50            289             -              -
         0.40%.......               -             -              -              -           553        149,474
         0.35%.......               -             -              -              -            90            103
         0.30%.......               -             -              -              -            19              -
         0.25%.......
         0.20%.......              27            74             30             41           151              -
         0.15%.......               -            31              -              4             1              -
         0.10%.......               8             -              -              -             -              -
                                    -            43             11             14             -              -
                       -------------- -------------  ------------- -------------- -------------  ------------- --
Total variable
 account fees .......  $        1,004        5,595            701          2,960        10,455        506,257
                       ============== =============  ============= ============== =============  =============

      PERCENTAGE           PUTVoyFd       SEI500Ix       SelGroFd      TRIntStk
     ------------       -------------  -------------  ------------- -------------

         0.95%.......     1,319,977         15,334         14,567       158,841
         0.90%.......       301,179          3,049            536        34,493
         0.80%.......       217,426              -          2,335        27,466
         0.70%.......             -              -              -             -
         0.65%.......       171,881        138,445          5,507        46,770
         0.60%.......        14,460              -              -         1,784
         0.55%.......             -              -            106         1,126
         0.50%.......        22,393              -             29         1,265
         0.45%.......             -              -              -             -
         0.40%.......        38,474        131,485          4,470        24,884
         0.35%.......         4,275              -              -           348
         0.30%.......         3,645              -              -             -
         0.25%.......
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
         0.10%.......             -              -              -             -
                                  -              -              -             -
                       ------------  -------------  ------------- -------------
Total variable
 account fees .......  $  2,093,710        288,313         27,550       296,977
                       ============  =============  ============= =============

                         NATIONWIDE DC VARIABLE ACCOUNT

          PERCENTAGE          TemForFd       WPEmGro
         -------------     ------------- -------------
         0.95%.......     $           -             -
         0.90%.......           318,644         1,535
         0.80%.......            66,621           473
         0.70%.......             8,056             -
         0.65%.......                 -             -
         0.60%.......            50,565           630
         0.55%.......                 -             -
         0.50%.......                 -             -
         0.45%.......            18,192           139
         0.40%.......             2,532             -
         0.35%.......             1,455             -
         0.30%.......             2,237           109
         0.25%.......               339             4
         0.20%.......             4,156             -
         0.15%.......                 -             -
         0.10%.......    -------------- -------------
Total variable
 account fees .......    $      472,797         2,890
                         ============== =============


                                          (Continued)

      Percentage                TOTAL        AIMCon         ACIncGro       ACTCGro       ACTCIntDis      ACTCSel
     ------------         --------------  ------------    -----------   ------------     -----------  -------------
         0.95%.......   $     7,397,939             -              -        432,181             -            677
         0.90%.......         1,552,242             -              -        114,722             -              -
         0.80%.......         1,761,689             -             32        131,500            60              -
         0.70%.......           703,354             -             11         34,413            17          9,993
         0.65%.......         2,195,122        30,654              -        213,832             -          2,631
         0.60%.......            53,652             -              -          4,134             -              -
         0.55%.......            50,669             -              1              -             2              -
         0.45%.......               483             -              -              -             -              -
         0.40%.......            14,043             -             17              -            12              -
         0.35%.......             7,735             -              -              -             -              -
         0.30%.......            13,468             -              -          2,747             -              -
         0.25%.......                77             -              -              -             -              -
         0.20%.......                87             -              -              -             -              -
         0.15%.......                23             -              -              -             -              -
                         -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......    $   13,750,583        30,654             61        933,529            91         13,301
                         ============== =============  ============= ============== =============  =============



      Percentage            ACTCUltra      ACVPBal       ACVPCapAp      BdFdAm
     ------------         -------------  -------------  ----------   -----------
         0.95%.......      1,320,410          69            453        58,311
         0.90%.......        286,339           -              -         9,993
         0.80%.......        276,726           -              -        11,977
         0.70%.......        116,837           -              -         1,707
         0.65%.......        330,443           -              -        13,820
         0.60%.......          9,136           -              -           671
         0.55%.......              -           -              -           520
         0.45%.......              -           -              -             -
         0.40%.......              -           -              -             -
         0.35%.......              -           -              -             -
         0.30%.......          3,397           -              -             -
         0.25%.......              -           -              -             -
         0.20%.......              -           -              -             -
         0.15%.......              -           -              -             -
                          ----------  ----------     ----------    ----------
Total variable
 account fees .......      2,343,288          69            453        96,999
                          ==========  ==========     ==========    ==========




      Percentage              DNYVenFd       DeDecInc        DryApp        DryCsMgt     DryPreMCap      Dry500Ix
     ------------          -------------- -------------  ------------- -------------- -------------  -------------
         0.95%.......      $           -         1,314              -              -             -        179,576
         0.90%.......              2,375           469              -          1,506             -         38,105
         0.80%.......                  -            50            272              -             9         51,283
         0.70%.......                  -             -             21              -             2         21,700
         0.65%.......                  -             -              -              -             -          6,578
         0.60%.......                  -            57              -              -             -          4,926
         0.55%.......                  -             -             69              -             -            575
         0.45%.......                  -             -              -              -             -              -
         0.40%.......                  -             -              1              -             -              -
         0.35%.......                  -             -              -              -             -              -
         0.30%.......                  -             -              -              -             -              -
         0.25%.......                  -             -              -              -             -              -
         0.20%.......                  -             -              -              -             -              -
         0.15%.......                  -             -              -              -             -              -
                          -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......     $        2,375         1,890            363          1,506            11        302,743
                          ============== =============  ============= ============== =============  =============

      Percentage                 DrySRGro       DryStkIx       Dry3dCen       EvIncGro
     ------------              -------------  ------------   ------------  -------------
         0.95%.......                 93           592        111,972        11,907
         0.90%.......                  -             -         21,342         3,133
         0.80%.......                  -             -         47,056         2,594
         0.70%.......                  -             -         16,538           243
         0.65%.......                  -             -         48,047         4,276
         0.60%.......                  -             -              -            19
         0.55%.......                  -             -          3,941           580
         0.45%.......                  -             -              -             -
         0.40%.......                  -             -          1,626             -
         0.35%.......                  -             -          1,929             -
         0.30%.......                  -             -            888             -
         0.25%.......                  -             -              -             -
         0.20%.......                  -             -              -             -
         0.15%.......                  -             -              -             -
                           -------------   -----------    -----------   -----------
Total variable
 account fees .......                 93           592        253,339        22,752
                           =============   ===========    ===========   ===========

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage               FedBdFd       FedUSGvt        FAGrOppA        FAHiYld      FidAsMgr       FidCapInc      FidContr
     ---------             --------------  ------------    ------------- -------------- -------------  ------------- -------------
         0.95%.......       $           -        17,408              -              -        33,264          2,833     1,215,102
         0.90%.......                   -         4,641              -              -         6,092            785       221,520
         0.80%.......                  20         2,879             74              2         4,729          1,739       227,243
         0.70%.......                 122         1,114              5              -         4,353            357        96,924
         0.65%.......                   -           392              -              -         1,096          1,466        97,319
         0.60%.......                   -           412              -              -           295              -         8,114
         0.55%.......                   -           214             47              -           125              -         4,367
         0.45%.......                   -             -              -              -             -              -             -
         0.40%.......                   -             -              -              -             -              -             -
         0.35%.......                   -             -              -              -             -              -             -
         0.30%.......                   -             -              -              -             -              -             -
         0.25%.......                   -             -              -              -             -              -             -
         0.20%.......                   -             -              -              -             -              -             -
         0.15%.......                   -             -              -              -             -              -             -
                           -------------- -------------  ------------- -------------- -------------  ------------- -------------
Total variable
  account fees ......      $          142        27,060            126              2        49,954          7,180     1,870,589
                           ============== =============  ============= ============== =============  ============= =============


      Percentage                FidEqInc       FidGrInc       FidMgin
     -----------             -------------  ------------- -------------
         0.95%.......             856,817              6       874,985
         0.90%.......             239,879              -       168,196
         0.80%.......             212,892              -       135,532
         0.70%.......              97,436              -        63,336
         0.65%.......             279,471         78,970       245,645
         0.60%.......               3,696              -         5,539
         0.55%.......               2,399              -         2,346
         0.45%.......                   -              -             -
         0.40%.......                   -              -             -
         0.35%.......                   -              -             -
         0.30%.......                   -              -             -
         0.25%.......                   -              -             -
         0.20%.......                   -              -             -
         0.15%.......                   -              -             -
                             ------------  ------------- -------------
Total variable
 account fees .......           1,692,590         78,976     1,495,579
                             ============  ============= =============


      Percentage          FidVIPAM      FidVIPEI       FidVIPGr       FidVIPHI      FidVIPOv        GroFdAm       IncFdAm
     ------------     -------------- -------------  ------------- -------------- -------------  ------------- -------------
         0.95%.......  $       280         1,254          1,128            310           946         63,953        81,679
         0.90%.......            -             -              -              -             -         11,386        14,390
         0.80%.......            -             -              -              -             -         11,665        15,273
         0.70%.......            -             -              -              -             -          5,185         4,072
         0.65%.......            -             -              -              -             -          1,401           965
         0.60%.......            -             -              -              -             -          1,848         1,269
         0.55%.......            -             -              -              -             -            322           365
         0.45%.......            -             -              -              -             -              -             -
         0.40%.......            -             -              -              -             -              -             -
         0.35%.......            -             -              -              -             -              -             -
         0.30%.......            -             -              -              -             -              -             -
         0.25%.......            -             -              -              -             -              -             -
         0.20%.......            -             -              -              -             -              -             -
         0.15%.......            -             -              -              -             -              -             -
                          --------- -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......     $     280         1,254          1,128            310           946         95,760       118,013
                          ========= =============  ============= ============== =============  ============= =============


      Percentage          InvDynam       InvindInc     InvTotRet
     ------------      -------------  ------------- -------------
         0.95%.......            -        113,019             -
         0.90%.......            -         20,467             -
         0.80%.......            7         16,842            11
         0.70%.......            -          4,991            36
         0.65%.......            -          1,319             -
         0.60%.......            -            649             -
         0.55%.......            2            955             1
         0.45%.......            -              -             -
         0.40%.......            1              -             -
         0.35%.......            -              -             -
         0.30%.......            -              -             -
         0.25%.......            -              -             -
         0.20%.......            -              -             -
         0.15%.......            -              -             -
                      -------------  ------------- -------------
Total variable
 account fees .......            10        158,242            48
                      =============  ============= =============

                         NATIONWIDE DC VARIABLE ACCOUNT

      Percentage              JanFund      JanWrldwde       MASFIP        MFSGrStk     MFSGrOpp       MFSHiInc
     ------------         --------------  -------------  ------------- -------------- -------------  -------------
         0.95%.......    $       377,229          4,975        17,870         18,036        28,401          4,223
         0.90%.......             68,428             -          1,542          3,589        17,313            557
         0.80%.......             79,708             -          4,126          1,182        10,274          1,002
         0.70%.......             31,973             -          1,381             33         3,685             48
         0.65%.......              8,909             -            343         22,223        95,579         19,837
         0.60%.......              3,836             -            576              -             -              -
         0.55%.......                  -             -             59             59           463             40
         0.45%.......                  -             -              -              -             -              -
         0.40%.......                  -             -              -              -             -              -
         0.35%.......                  -             -              -              -             -              -
         0.30%.......              1,985             -              -              -             -              -
         0.25%.......                  -             -              -              -             -              -
         0.20%.......                  -             -              -              -             -              -
         0.15%.......                  -             -              -              -             -              -
                          -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......     $      572,068         4,975         25,897         45,122       155,715         25,707
                          ============== =============  ============= ============== =============  =============


      Percentage             MSIEqGroB     NAATAggr       NAATCons       NAATMod
     ------------         -------------  -------------  ------------- -------------
         0.95%.......                -          8,867            833         2,979
         0.90%.......                -          1,276            213           342
         0.80%.......               42            739            414           234
         0.70%.......                2          2,119            293         1,382
         0.65%.......                -              -              -             -
         0.60%.......                -            265             60            92
         0.55%.......                1              -              -             -
         0.45%.......                -            129             53            51
         0.40%.......                -              -              -             -
         0.35%.......                -              -              -             -
         0.30%.......                -              -              -             -
         0.25%.......                -             24             29             7
         0.20%.......                -              7              5             6
         0.15%.......                -              7              -             5
                         -------------  -------------  ------------- -------------
Total variable
 account fees .......               45         13,433          1,900         5,098
                         =============  =============  ============= =============


      Percentage           NAATModAgg    NAATModCon       NWBdFd          NWFund          NWGroFd      NWMyMkt
     ---------           -------------  ------------   -------------  ------------   -----------     ----------
         0.95%.......    $       3,177           236            431        349,136        27,559        118,861
         0.90%.......              781           995              -         63,997         5,191         34,229
         0.80%.......              732           235              -        161,432         7,591        103,080
         0.70%.......              978           508              -         53,812         6,532         29,650
         0.65%.......                -           476            443        134,883        20,835         58,448
         0.60%.......              225            40              -              -            21          1,191
         0.55%.......                -             -              -         17,645           395          7,030
         0.45%.......              100           146              -              -             -              -
         0.40%.......                -             -              -          6,628             -          3,457
         0.35%.......                -             -              -          4,393             -            233
         0.30%.......                -             -              -          2,013             -            134
         0.25%.......               15             2              -              -             -              -
         0.20%.......               67             2              -              -             -              -
         0.15%.......                9             2              -              -             -              -
                        -------------- -------------  ------------- -------------- -------------  -------------
Total variable
 account fees .......   $        6,084         2,642            874        793,939        68,124        356,313
                        ============== =============  ============= ============== =============  =============


      Percentage           NWIndxFdY     NSATGvtBd      NSATMyMkt      NSATSmCo
     ------------          ---------   -----------    -----------     ----------
         0.95%.......             -            114            319         5,534
         0.90%.......             -              -              -         2,023
         0.80%.......           167              -              -         3,523
         0.70%.......             6              -              -         1,623
         0.65%.......             -              -              -             -
         0.60%.......             -              -              -             6
         0.55%.......            37              -              -           331
         0.45%.......             -              -              -             -
         0.40%.......            62              -              -           209
         0.35%.......             -              -              -             7
         0.30%.......             -              -              -            20
         0.25%.......             -              -              -             -
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
                        -----------  -------------  ------------- -------------
Total variable
 account fees .......           272            114            319        13,276
                        ===========  =============  ============= =============

                         NATIONWIDE DC VARIABLE ACCOUNT

                      -------------- -------------  ------------- -------------- -------------  -------------
      Percentage         NSATTotRe     NBAMTGro       NBAMTLMat      NBAMTPart      NBGuard       NBManhFd
     ------------     -------------- -------------  ------------- -------------- -------------  -------------
         0.95%.......  $        898           179             65            325             -          1,138
         0.90%.......             -             -              -              -             -              -
         0.80%.......             -             -              -              -             -              -
         0.70%.......             -             -              -              -             -              -
         0.65%.......             -             -              -              -         6,774              -
         0.60%.......             -             -              -              -             -              -
         0.55%.......             -             -              -              -             -              -
         0.45%.......             -             -              -              -             -              -
         0.40%.......             -             -              -              -             -              -
         0.35%.......             -             -              -              -             -              -
         0.30%.......             -             -              -              -             -              -
         0.25%.......             -             -              -              -             -              -
         0.20%.......             -             -              -              -             -              -
         0.15%.......             -             -              -              -             -              -
                       ------------ -------------  ------------- -------------- -------------  -------------
Total variable
account fees ........ $         898           179             65            325         6,774          1,138
                      ============= =============  ============= ============== =============  =============

                       -------------  -------------  ------------- -------------
      Percentage          NBPartTr       PrBalY         PrintY      PrLgCapGrY
     ------------      -------------  -------------  ------------- -------------
         0.95%.......             -             -              -              -
         0.90%.......             -              -              -             -
         0.80%.......             3              -              -             -
         0.70%.......             1             24             11            30
         0.65%.......             -              -              -             -
         0.60%.......             -              -              -             1
         0.55%.......             -              -              -             -
         0.45%.......             -              1              1             1
         0.40%.......             -              -              -             -
         0.35%.......             -              -              -             -
         0.30%.......             -              -              -             -
         0.25%.......             -              -              -             -
         0.20%.......             -              -              -             -
         0.15%.......             -              -              -             -
                      -------------  -------------  ------------- -------------
Total variable
account fees ........  $           4             25             12            32
                       =============  =============  ============= =============


      Percentage         PrLgCpValY     PrSmCapY        OppGlob       PutInvFd      PutVoyFd       SEI500Ix       SelGroFd
     ------------     -------------- -------------  ------------- -------------- -------------   ------------- -------------
         0.95%.......  $           -             -              -         71,426       654,777          5,234         8,281
         0.90%.......              -             -              -         12,267       116,397          1,874           305
         0.80%.......              -             -             22          8,788       122,595              -         1,280
         0.70%.......              5            15              -            959        59,040              -            96
         0.65%.......              -             -              -        203,814        57,277        144,042         7,160
         0.60%.......              -             2              -            316         5,547              -             -
         0.55%.......              -             -              6            631             -              -            81
         0.45%.......              1             -              -              -             -              -             -
         0.40%.......              -             -              9              -             -              -             -
         0.35%.......              -             -              -              -             -              -             -
         0.30%.......              -             -              -              -         1,610              -             -
         0.25%.......              -             -              -              -             -              -             -
         0.20%.......              -             -              -              -             -              -             -
         0.15%.......              -             -              -              -             -              -             -
                        ------------ -------------  ------------- -------------- -------------  ------------- -------------
Total variable
 account fees .......   $          6            17             37        298,201     1,017,243        151,150        17,203
                        ============ =============  =============  =============  ============  =============  ============

      Percentage          TRIntStk       TemForFd       WPEmGro
     ------------     ---------------  ------------- -------------
         0.95%.......  $      91,497        214,800             -
         0.90%.......         18,134         37,449             -
         0.80%.......         19,355         84,679            19
         0.70%.......          6,512         23,222             1
         0.65%.......         44,998         10,756             -
         0.60%.......            709              -             -
         0.55%.......            431          6,629             -
         0.45%.......              -              -             -
         0.40%.......              -          2,012             9
         0.35%.......              -          1,173             -
         0.30%.......              -            674             -
         0.25%.......              -              -             -
         0.20%.......              -              -             -
         0.15%.......              -              -             -
                        ------------  ------------- -------------
Total variable
 account fees .......        181,636        381,394            29
                        ============  ============= =============

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              PAGE

              (a) Financial Statements:

                  (1) Financial statements included in Prospectus.
                      (Part A):
                      Condensed Financial Information.

                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide DC Variable Account:
                      Independent Auditors' Report.

                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                      Statements of Operations for the years ended December 31, 1999 and 1998.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.

                      Consolidated Balance Sheets as of December 31, 1999 and 1998.

                      Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                        (1)  Resolution of the Depositor's Board of
                             Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal
                             Underwriter - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.

                        (4) The form of the variable annuity contract - Filed previously with Registration
                             Statement (File No. 2-51911) and is hereby incorporated by reference.

                        (5) Variable Annuity Application - Filed previously with Registration Statement(File No. 2-51911) and is hereby incorporated by reference.

                        (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.

                        (7)  Not Applicable

                        (8)  Not Applicable

                        (9) Opinion of Counsel - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.

                      (10)   Not Applicable

                      (11)   Not Applicable

                      (12)   Not Applicable

                      (13)   Not Applicable

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          David K. Hollingsworth                          Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                   Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries

                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION              INDICATED)                PRINCIPAL BUSINESS
       The 401(k) Companies, Inc.               Texas                                        Holding Company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       AID Finance Services, Inc.               Iowa                                         Holding Company

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Auto Direkt Insurance Company            Germany                                      Insurance Company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION              INDICATED)                PRINCIPAL BUSINESS

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance

       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance Agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions


       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services

       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail


                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION              INDICATED)                PRINCIPAL BUSINESS

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Midwest Printing Services, Ltd.          Iowa                                         General printing services

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding Company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance Company

       National Casualty Company of America,    England                                      Insurance Company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business

       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent



                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION              INDICATED)                PRINCIPAL BUSINESS
       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts

       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors

       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance


                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION              INDICATED)                PRINCIPAL BUSINESS

       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.

       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company



                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION               INDICATED)                PRINCIPAL BUSINESS

       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming


                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION               INDICATED)                PRINCIPAL BUSINESS

       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company


       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance Company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies


                                                                         NO. VOTING
                                                                          SECURITIES
                                                                        (SEE ATTACHED
                                                                        CHART UNLESS
                                             STATE/COUNTRY OF             OTHERWISE
                     COMPANY                   ORGANIZATION               INDICATED)                PRINCIPAL BUSINESS

       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance Agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance Company

       Scottsdale Insurance Company             Ohio                                         Insurance Company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Villanova Capital, Inc.                  Delaware                                     Holding Company

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance


                                                                            NO. VOTING
                                                                            SECURITIES
                                                                          (SEE ATTACHED
                                                                          CHART UNLESS
                                                   STATE/COUNTRY OF         OTHERWISE
              COMPANY                                ORGANIZATION           INDICATED)                    PRINCIPAL BUSINESS

     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account


                                                                            NO. VOTING
                                                                            SECURITIES
                                                                          (SEE ATTACHED
                                                                          CHART UNLESS
                                                   STATE/COUNTRY OF         OTHERWISE
              COMPANY                                ORGANIZATION           INDICATED)                    PRINCIPAL BUSINESS

     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VL Separate Account-D               Ohio           Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |       DISCOVER COMPANY       |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |     INSURANCE AGENCY,     | |  ||  |                     |
                                                                     |       INC. OF MASS.       | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFS-100%   | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | ---------------------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   ALLIED GROUP MERCHANT  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |    BANKING CORPORATION   |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |     |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |     |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |     |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |     |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------     ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                                                               |
       ---------------------------|----------------------------  |  --------------------------     ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |       UNION BOND         |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |     |     & TRUST COMPANY      |  |
       |      401(k) COMPANY     |||       AGENCY, INC.       |  |  |     OF OHIO            |     |                          |  |
       |                         |||Common Stock: 1,000       |  |  |                        |     |Common Stock: 2,000       |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |------------  Shares     |||                          |  |  |                        |     |                          |  |
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |              Cost       |||              ----        |  |  |                        |     |              ----        |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |Morley-100%   $50,000     |  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |      OKLAHOMA          |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $257,000,000 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         ------------------------------ |                                 |  |   ----------------------------
                                        | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-100%| | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                        --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                          |                             |       Limited Liability Company - Dotted Line
                                          |Common Stock:  1,000 Shares  |
                                          |------------                 |
                                          |                             |
                                          |Gates-100%                   |       June 30, 2000
                                          -------------------------------
                                                                                                                    Page 2

ITEM 27.  NUMBER OF CONTRACT OWNERS

         The number of Contract Owners of Contracts as of February 29, 2000 was 3,840.

ITEM 28.  INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

ITEM 29.      PRINCIPAL UNDERWRITER

         (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates

         (b)               NISC DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Dimon R. McFerson                                                Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodard, Jr.                                            Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                           NISC DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 (c)     NAME OF           NET UNDERWRITING          COMPENSATION ON
         PRINCIPAL         DISCOUNTS AND             REDEMPTION OR         BROKERAGE
         UNDERWRITER       COMMISSIONS               ANNUITIZATION         COMMISSIONS      COMPENSATION
         Nationwide               N/A                       N/A                N/A                N/A
         Investment
         Services
         Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable

ITEM 32.  UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

         The Depositor hereby represents:

         (a) That the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                ISSUED THROUGH THE NATIONWIDE DC VARIABLE ACCOUNT
         (Supplement Dated May 1, 2000 to Prospectus Dated May 1, 2000)

THE UNDERLYING MTUTAL FUNDS LISTED IN THIS SUPPLEMENT ARE NOT AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000.

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE KEPT FOR FUTURE REFERENCE. THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by including the following underlying mutual fund options available only for Tax-Sheltered Annuity Contracts.

                          SUMMARY OF CONTRACT EXPENSES


PARTICIPANT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge.........................................................      5%
         (as a percentage of purchase payments)
ANNUAL CONTRACT MAINTENANCE CHARGE(1).....................................................................    $15
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
         Mortality and Expense Risk Fee...................................................................   0.50%
         Administration Charge............................................................................   0.45%
         Total Variable Account Annual Expenses...........................................................   0.95%


UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2) (as a percentage of underlying mutual fund average net assets)


                                                                    Management         Other       Total Underlying Mutual
                                                                       Fees           Expenses          Fund Expenses
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century          0.90%           0.00%                0.90%
VP Balanced
American Century Variable Portfolios, Inc. - American Century          1.00%           0.00%                1.00%
VP Capital Appreciation
Dreyfus Socially Responsible Growth Fund, Inc.                         0.75%           0.04%                0.79%
Dreyfus Stock Index Fund                                               0.25%           0.01%                0.26%
Fidelity VIP Equity Income Portfolio(4)                                0.48%           0.08%                0.56%
Fidelity VIP Growth Portfolio(4)                                       0.58%           0.07%                0.65%
Fidelity VIP High Income Portfolio(3)                                  0.58%           0.11%                0.69%
Fidelity VIP Overseas Portfolio(4)                                     0.73%           0.14%                0.87%
Fidelity VIP II Asset Manager Portfolio(4)                             0.53%           0.09%                0.62%
Neuberger Berman AMT Growth Portfolio                                  0.84%           0.08%                0.92%
Neuberger Berman AMT Limited Maturity Bond Portfolio                   0.65%           0.11%                0.76%
Neuberger Berman AMT Partners Portfolio                                0.80%           0.07%                0.87%
NSAT Capital Appreciation Fund                                         0.60%           0.14%                0.74%
NSAT Government Bond Fund                                              0.50%           0.15%                0.65%
NSAT Money Market Fund                                                 0.39%           0.15%                0.54%
NSAT Total Return Fund                                                 0.58%           0.14%                0.72%

(1)The Annual Contract Maintenance Charge will also be assessed on the date that amounts held with respect to a participant are fully withdrawn from the contract.

(2)The underlying mutual fund expenses shown above are assessed at the underlying mutual fund level and are not direct charges against variable account assets or reductions from contract values. These underlying mutual fund expenses are taken into consideration in computing each underlying mutual fund's net asset value, which is the share price used to calculate the variable account's unit value. None of the above underlying mutual fund options are subject to 12b-1 fees.

(3)The Fidelity VIP High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

(4)The investment advisers for the indicated underlying mutual funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.48% and 0.09% for Fidelity VIP Equity Income Portfolio, 0.58% and 0.08% for Fidelity VIP Growth Portfolio, 0.73% and 0.18% for Fidelity VIP Overseas Portfolio, 0.53% and 0.10% for Fidelity VIP II Asset Manager Portfolio.

                                     EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

                              If you surrender your Contract  If you do not surrender your  If you annuitize your Contract
                               at the end of the applicable   Contract at the end of the    at the end of the applicable
                                          time period            applicable time period              time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
----------------------------------------------------------------------------------------------------------------------
American Century Variable        70     116    168     328      20    66     118     278     20     66     118     278
Portfolios, Inc. - American
Century VP Balanced
American Century Variable        71     119    174     339      21    69     124     289     21     69     124     289
Portfolios, Inc. - American
Century VP Capital
Appreciation
Dreyfus Socially Responsible     69     113    162     316      19    63     112     266     19     63     112     266
Growth Fund, Inc.
Dreyfux Stock Index Fund         64     96     133     256      14    46     83      206     14     46     83      206
Fidelity VIP Equity Income       67     105    150     290      17    55     100     240     17     55     100     240
Portfolio
Fidelity VIP Growth Portfolio    68     108    155     300      18    58     105     250     18     58     105     250
Fidelity VIP High Income         68     109    157     305      18    59     107     255     18     59     107     255
Portfolio
Fidelity VIP Overseas            70     115    167     325      20    65     117     275     20     65     117     275
Portfolio
Fidelity VIP II Asset Manager    67     107    153     297      17    57     103     247     17     57     103     247
Portfolio
Neuberger Berman AMT Growth      71     117    169     330      21    67     119     280     21     67     119     280
Portfolio
Neuberger Berman AMT Limited     69     112    161     313      19    62     111     263     19     62     111     263
Maturity Bond Portfolio
Neuberger Berman AMT Partners    70     115    167     325      20    65     117     275     20     65     117     275
Portfolio
NSAT - Capital Appreciation      69     111    160     311      19    61     110     261     19     61     110     261
Fund
NSAT Government Bond Portfolio   68     108    155     300      18    58     105     250     18     58     105     250
NSAT- Money Market Fund          67     105    149     288      17    55     99      238     17     55      99     238
NSAT - Total Return Fund         69     110    159     308      19    60     109     258     19     60     109     258

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the participant in understanding the various costs and expenses that a participant will bear directly or indirectly when investing in the contract. The table reflects expenses of the variable account as well as the underlying mutual fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges and Other Deductions" in the prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the contract is sold (see "Premium Taxes" in the prospectus).

2. The section entitled "CONDENSED FINANCIAL INFORMATION" in the prospectus is amended by adding the following information about the underlying mutual fund options available for Tax-Sheltered Annuity Contracts.

                                       CONDENSED FINANCIAL INFORMATION

               Accumulation unit values (for an accumulation unit outstanding throughout the period)

                               ACCUMULATION           ACCUMULATION               NUMBER OF
                                UNIT VALUE             UNIT VALUE           ACCUMULATION UNITS
                               AT BEGINNING              AT END             OUTSTANDING AT THE
          FUND                  OF PERIOD               OF PERIOD            END OF THE PERIOD             YEAR
American Century                 1.731354                1.887476                    13,585                1999
Variable Portfolios,             1.509759                1.731354                     7,892                1998
Inc. - American                  1.316124                1.509759                     4,531                1997
Century VP                       1.184177                1.316124                     3,120                1996
Balanced                         0.986992                1.184177                     1,504                1995
                                 1.000000                0.986992                         0                1994
American Century                 1.521919                2.480278                    51,427                1999
Variable Portfolios              1.570313                1.521919                    48,936                1998
Inc. - American Century          1.638699                1.570313                    50,033                1997
VP Capital Appreciation          1.729155                1.638699                    51,629                1996
                                 1.331537                1.729155                    50,891                1995
                                 1.360119                1.331537                    38,898                1994
                                 1.244720                1.360119                    33,128                1993
                                 1.273681                1.244720                    21,051                1992
                                 0.906306                1.273681                    10,348                1991
                                 1.000000                0.906306                     4,711                1990
Dreyfus Stock Index Fund         2.683847                3.206243                    58,848                1999
                                 2.113257                2.683847                    45,862                1998
                                 1.604580                2.113257                    21,714                1997
                                 1.322035                1.604580                    16,988                1996
                                 0.975745                1.322035                     5,213                1995
                                 1.000000                0.975745                       782                1994
Dreyfus Socially                 2.550734                3.286639                    11,890                1999
Responsible                      1.990292                2.550734                     7,611                1998
Growth Fund                      1.564429                1.990292                     4,478                1997
                                 1.302837                1.564429                         0                1996
                                 0.977428                1.302837                         0                1995
                                 1.000000                0.977428                         0                1994
Fidelity VIP Growth              2.623533                3.571641                   102,768                1999
Portfolio                        1.898743                2.623533                    83,821                1998
                                 1.552351                1.898743                    70,171                1997
                                 1.366323                1.552351                    52,165                1996
                                 1.018963                1.366323                    29,541                1995
                                 1.000000                1.018963                     7,026                1994
Fidelity VIP Equity              2.070586                2.180834                   107,713                1999
Income Portfolio                 1.872610                2.070586                   104,557                1998
                                 1.475687                1.872610                    90,224                1997
                                 1.303642                1.475687                    62,324                1996
                                 0.974175                1.303642                    37,796                1995
                                 1.000000                0.974175                     5,699                1994


                              ACCUMULATION            ACCUMULATION              NUMBER OF
                              UNIT VALUE AT            UNIT VALUE             ACCUM. UNITS
                                BEGINNING                AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High               1.478924                1.584412                    20,700                1999
Income Portfolio                1.560592                1.478924                    29,066                1998
                                1.338939                1.560592                    29,112                1997
                                1.185437                1.338939                    17,934                1996
                                0.992271                1.185437                    10,485                1995
                                1.000000                0.992271                     1,484                1994
Fidelity VIP Overseas           1.425217                2.013540                    96,278                1999
Portfolio                       1.276107                1.425217                    95,628                1998
                                1.154842                1.276107                   125,065                1997
                                1.029809                1.154842                    88,581                1996
                                0.947883                1.029809                    55,723                1995
                                1.000000                0.947883                    10,984                1994
Fidelity VIP II Asset           1.712317                1.884262                    33,479                1999
Manager Portfolio               1.502515                1.712317                    28,824                1998
                                1.257222                1.502515                    25,131                1997
                                1.107535                1.257222                    18,427                1996
                                0.955979                1.107535                    10,482                1995
                                1.000000                0.955979                     2,037                1994
Neuberger Berman AMT            2.625747                3.911719                    16,868                1999
Growth Portfolio                2.294545                2.625747                    13,331                1998
                                1.795607                2.294545                    12,306                1997
                                1.661013                1.795607                     9,399                1996
                                1.272940                1.661013                    24,304                1995
                                1.352530                1.272940                    17,238                1994
                                1.278609                1.352530                    12,520                1993
                                1.178398                1.278609                     8,757                1992
                                0.917001                1.178398                     4,358                1991
                                1.000000                0.917001                         0                1990
Neuberger Berman AMT            1.235624                1.242028                    10,466                1999
Limited Maturity Bond           1.194950                1.235624                     9,009                1998
Portfolio                       1.130160                1.194950                     7,063                1997
                                1.093904                1.130160                     5,977                1996
                                0.995462                1.093904                     2,860                1995
                                1.000000                0.995462                       597                1994
Neuberger Berman AMT            2.249692                2.392658                    30,527                1999
Partners Portfolio              2.179432                2.249692                    28,300                1998
                                1.676351                2.179432                    13,504                1997
                                1.306186                1.676351                     8,811                1996
                                0.966223                1.306186                     5,923                1995
                                1.000000                0.966223                     3,237                1994


                              ACCUMULATION            ACCUMULATION              NUMBER OF
                               UNIT VALUE              UNIT VALUE             ACCUM. UNITS
                              AT BEGINNING               AT END          OUTSTANDING AT THE END
          FUND                  OF PERIOD              OF PERIOD              OF THE PERIOD               YEAR
--------------------------------------------------------------------------------------------------------------
NSAT Government Bond            1.890916                1.829069                    11,271                1999
Fund                            1.752816                1.890916                    10,280                1998
                                1.613565                1.752816                     8,433                1997
                                1.574158                1.613565                     7,820                1996
                                1.338281                1.574158                     5,714                1995
                                1.396125                1.338281                       971                1994
                                1.286974                1.396125                       632                1993
                                1.204500                1.286974                     1,660                1992
                                1.041986                1.204500                       527                1991
                                1.000000                1.041986                         0                1990
NSAT Capital                    2.589520                2.674758                         0                1999
Appreciation Fund               2.011485                2.589520                         0                1998
                                1.509879                2.011485                         0                1997
                                1.208468                1.509879                         0                1996
                                1.000000                1.208468                         0                1995
NSAT Money Market Fund*         1.369307                1.422053                    85,798                1999
                                1.313205                1.369307                    55,619                1998
                                1.259556                1.313205                     6,361                1997
                                1.209790                1.259556                    28,915                1996
                                1.155984                1.209790                    14,512                1995
                                1.123427                1.155984                     2,543                1994
                                1.103814                1.123427                         0                1993
                                1.077714                1.103814                         0                1992
                                1.028111                1.077714                         0                1991
                                1.000000                1.028111                         0                1990
NSAT Total Return Fund          3.530330                3.739747                    44,002                1999
                                3.018448                3.530330                    41,809                1998
                                2.354356                3.018448                    42,827                1997
                                1.950853                2.354356                    19,743                1996
                                1.525590                1.950853                    11,766                1995
                                1.523742                1.525590                     3,996                1994
                                1.386859                1.523742                       845                1993
                                1.294230                1.386859                       500                1992
                                0.943464                1.294230                        69                1991
                                1.000000                0.943464                         0                1990

* The 7 day yield for the NSAT - Nationwide Money Market Fund as of December 31, 1999 was 4.43%

3. The section entitled "PARTICIPANT ACCOUNT MAINTENANCE CHARGE" in the prospectus is amended by adding the following paragraph:


         For Tax-Sheltered Annuity Contracts, Nationwide will make a maximum charge of $15 per participant per year to reimburse Nationwide for certain administrative expenses relating to the maintenance of individual participant records and the mailing of periodic statements to participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help Nationwide offset such administrative expenses, and such charges will not exceed Nationwide's actual administration expenses under the contracts.

4. The section entitled "SYNOPSIS OF THE CONTRACTS" in the prospectus is amended by adding the following new section:

     PARTICIPANT RIGHTS UNDER TAX-SHELTERED ANNUITY CONTRACTS

         Participant rights under the contract are set forth in the plan, if any, and are described more fully in the Certificate of Participation issued to each participant by Nationwide. The Certificate describes the rights and benefits to which the participant is entitled under the contract. The term contract owner, as used throughout the contract, refers to the purchaser and the holder of the contract. However, the contract owner's rights are limited by the plan, if any, the Internal Revenue Code and applicable regulations. Participant accounts held under the contract shall be non-forfeitable at all times. No amounts payable under the contract with respect to a participant may be sold, assigned, discounted, or pledged as collateral for a loan or as a security for the performance of an obligation or for any other purpose to any person other than Nationwide. In addition, to the extent permitted by law, no such sum shall in any way be subject to legal process requiring the payment of any claim against the payee. Nationwide will accept direction only from the participant except as otherwise specifically provided in the plan, if any. Nationwide shall be entitled to rely on any action taken or omitted by the participant, pursuant to the terms of the contract.

5. The section entitled "CONTRACT SUSPENSION AND TERMINATION" in the prospectus is amended by deleting the last sentence of that section.

6. The section entitled "APPLICATION OF PURCHASE PAYMENTS" in the prospectus is amended by adding the following paragraph at the end:

         With respect to Tax-Sheltered Annuity Contracts, purchase payments for each participant may not exceed the contract's allowable portion of the lesser of the maximum exclusion allowance under Internal Revenue Code
     Section 403(b), or the elective deferral limits set forth in Internal Revenue Code Section 402(g), except for amounts eligible for rollover, transfer or exchange treatment under the Internal Revenue Code. In no event may the purchase payments exceed the limits described in Internal Revenue Code Section 415. The amount of the purchase payments and earnings thereon in excess of the limits set forth in Internal Revenue Code Section 402(g) ("excess deferrals") shall be returned in accordance with that section to the participant upon written request, without application of the Contingent Deferred Sales Charge, if any, and in accordance with the plan, if any. Nationwide may change the required minimum annual purchase payment to any amount which does not violate the applicable provisions of the Internal Revenue Code.

7. The section entitled "REDEMPTION OF PARTICIPANT ACCOUNTS" in the prospectus is amended by adding the following paragraph at the end:

         With respect to Tax-Sheltered Annuity Contracts, Section 403(b)(11) of the Internal Revenue Code prohibits redemptions of purchase payments made pursuant to a salary reduction agreement (within the meaning of 402(g)(3)(C) of the Internal Revenue Code) before the person reaches age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)), or faces a financial hardship as defined by the plan, or, if no plan is specified, as used in Section 403(b)(11)(B) of the Internal Revenue Code and applicable regulations. This prohibition applies to purchase payments made in years beginning after December 31, 1988, to earnings on those purchase payments, and to earnings on amounts held as of December 31, 1988. Hardship redemptions are limited to the amount of purchase payments attributable to participant elective contributions and earnings on purchase payments held as of December 31, 1988, and may be subject to a 10% tax penalty. The value of contracts issued pursuant to Section 403(b) may be transferred to other contracts of other carriers. However, the exchange, under Section 1035 of the Internal Revenue Code, of a contract which had an accumulated value prior to January 1, 1989, for a new contract may subject the pre-1989 value to the limits of
     Section 403(b)(11). Nationwide issues this contract in reliance upon, and in compliance with, a Securities and Exchange Commission industry-wide no-action letter (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Section 403(b)(11).

8. The section entitled "RETIREMENT PERIOD" in the prospectus is amended by including the following section:

     REQUIRED DISTRIBUTION FOR TAX-SHELTERED ANNUITY CONTRACTS

         The entire interest of a participant under a contract issued pursuant to Internal Revenue Code Section 403(b) accruing after December 31, 1986, will, notwithstanding anything else contained herein, be distributed to the participant under the Optional Retirement Income Form selected over:

             A. the life of the participant or the lives of the participant and the participant's designated beneficiary; or

             B. a period not extending beyond the life expectancy of the participant or the life expectancy of the participant and the participant's designated beneficiary.

         If the participant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence no later than the first day of April following the calendar year in which the participant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as defined in Internal Revenue Code Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the participant retires.

         Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the participant by the life expectancy of the participant, or the joint and last survivor expectancy of the participant and the participant's designated beneficiary (whichever is applicable). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

         All Optional Retirement Income Forms described in the prospectus must comply with the minimum distribution and incidental death benefit provision of Internal Revenue Code Section 401(a)(9) and applicable regulations.

9. The section entitled "PARTICIPANT DEATH BEFORE RETIREMENT" in the prospectus is deleted in its entirety and replaced with the following:

     DEATH BENEFIT BEFORE RETIREMENT

         If the participant dies before his or her retirement income commences, generally the entire participant account value must be distributed within five years after the participant's death. There are two exceptions: (1) if payments are to be made to the participant's designated beneficiary and the distributions begin within one year of the participant's death, payments may be extended over the life (or a period not exceeding the life expectancy) of the beneficiary; and (2) if the beneficiary is the surviving spouse and the distributions begin by the time the participant would have reached age 70 1/2, payments may be made over the life (or a period not exceeding life expectancy) of the surviving spouse.

10. References throughout the Prospectus to the "GROUP FIXED FUND RETIREMENT CONTRACT" are hereby changed to "GROUP FIXED TAX DEFERRED ANNUITY CONTRACT."

11. "Appendix A: Objectives for Underlying Mutual Funds" in the prospectus is amended in its entirety by the following underlying mutual funds. These underlying mutual funds are available only to serve as the underlying investment for variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies which may or may not be affiliated. A full description of the underlying mutual funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the prospectuses of the underlying mutual funds, which should be read in conjunction with this prospectus before investing. There can be no assurance that funds will achieve their investment objectives.

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     American Century Variable Products, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

         -AMERICAN CENTURY VP BALANCED

         Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income senior securities.

         -AMERICAN CENTURY VP CAPITAL APPRECIATION

         Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

         The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation.

     DREYFUS STOCK INDEX FUND, INC.

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND ("VIP")

     The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP EQUITY-INCOME PORTFOLIO

         Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         -VIP GROWTH PORTFOLIO

         Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

         -VIP HIGH INCOME PORTFOLIO

         Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed income securities, while also considering growth capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

         - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

         - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

         Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

         -VIP OVERSEAS PORTFOLIO

         Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

         -VIP II ASSET MANAGER PORTFOLIO

         Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT)

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

         -CAPITAL APPRECIATION FUND

         Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

         -GOVERNMENT BOND FUND

         Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

         -MONEY MARKET FUND

         Investment Objective: To seek as high a level of income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

         -TOTAL RETURN FUND

         Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with a certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

         -AMT GROWTH PORTFOLIO

         Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

         -AMT LIMITED MATURITY BOND PORTFOLIO

         Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

         -AMT PARTNERS PORTFOLIO

         Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof.

12. The section entitled "FEDERAL TAX CONSIDERATIONS" in the prospectus is amended by adding the following paragraphs at the end:

         Recent changes to the Internal Revenue Code permit the rollover of most distributions from qualified plans to other qualified plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled over to other Tax Sheltered Annuities, Individual Retirement Accounts or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

         1. one of series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more; and

         2.    a required minimum distribution.

         Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to a Qualified Plan, Individual Retirement Account, or Individual Retirement Annuity.

         You should consult your financial or tax consultant to discuss in detail your particular tax situation and the use of the contracts.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide DC Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                       KPMG LLP

Columbus, Ohio
April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE DC VARIABLE ACCOUNT, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment - 52, and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of October, 2000.


                                NATIONWIDE DC VARIABLE ACCOUNT
                      ---------------------------------------------------
                                       (Registrant)

                              NATIONWIDE LIFE INSURANCE COMPANY
                      ---------------------------------------------------
                                        (Depositor)

                                  By/s/ STEVEN SAVINI, ESQ.
                      ---------------------------------------------------
                                      Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 17th day of October, 2000.


            SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell
NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

YVONNE M. CURL                                         Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                  Chief Executive Officer
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. McFERSON                                      Chairman
----------------------------------------             and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------         Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
                                                                                           Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart
